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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-08786


                   	Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Ibbotson VCT Portfolio - Please see attached document.

          Pioneer Bond VCT Portfolio
          Schedule of Investments  9/30/10 (unaudited)

PrincipaFloat                                                          Value
Amount  Rate
($)     (b)
            CONVERTIBLE CORPORATE BONDS - 0.4 %
            Energy - 0.2 %
            Coal & Consumable Fuels - 0.2 %
195,000     Massey Energy Co., 3.25%, 8/1/15                        $ 173,063
            Total Energy                                            $ 173,063
            Banks - 0.1 %
            Regional Banks - 0.1 %
95,000      National City Corp., 4.0%, 2/1/11                       $  95,831
            Total Banks                                             $  95,831
            TOTAL CONVERTIBLE CORPORATE BONDS
            (Cost  $225,191)                                        $ 268,894

            PREFERRED STOCKS - 1.2 %
            Banks - 0.5 %
            Diversified Banks - 0.5 %
500     7.19US BanCorp., Preferred, , 12/31/99 (Perputual)          $ 386,438
            Total Banks                                             $ 386,438
            Diversified Financials - 0.3 %
            Diversified Financial Services - 0.3 %
270         Bank of America Corp., 7.25%, 12/31/49                  $ 265,680
            Total Diversified Financials                            $ 265,680
            Insurance - 0.1 %
            Life & Health Insurance - 0.1 %
4,800       Delphi Financial Group, 7.376%, 5/15/37                 $ 112,704
            Total Insurance                                         $ 112,704
            Real Estate - 0.2 %
            Real Estate Operating Companies - 0.1 %
2,820       Forest City Enterprises, Inc., 7.0%, 12/31/49           $ 149,460
            Total Real Estate                                       $ 149,460
            TOTAL PREFERRED STOCKS
            (Cost  $791,404)                                        $ 914,282

            COMMON STOCK - 0.2 %
            Automobiles & Components - 0.2 %
            Auto Parts & Equipment - 0.1 %
1,507       Lear Corp. *                                            $ 118,948
            TOTAL COMMON STOCK
            (Cost  $75,735)                                         $ 118,948

            ASSET BACKED SECURITIES - 5.0 %
            Materials - 0.1 %
            Steel - 0.1 %
65,000      HSBC Home Equity Loan, 5.63%, 3/20/36                   $  69,415
1,194   0.37Nomura Home Equity Trust, , 3/25/36                         1,193
                                                                    $  70,608
            Total Materials                                         $  70,608
            Consumer Services - 0.3 %
            Restaurants - 0.3 %
200,000     Dunkin Brands Master Fin. LLC,  8.28%, 6/20/31 (144A)   $ 197,202
            Total Consumer Services                                 $ 197,202
            Food & Drug Retailing - 0.3 %
            Food Retail - 0.3 %
100,000     Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37          100,000
155,000     Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37          148,311
                                                                    $ 248,311
            Total Food & Drug Retailing                             $ 248,311
            Banks - 3.5 %
            Diversified Banks - 0.1 %
100,072 0.35Wells Fargo Home Equity, , 4/25/37                      $  97,148
            Thrifts & Mtg. Finance - 3.3 %
37,387  0.66Carrington Mtg. Loan Trust, , 9/25/35                   $  33,603
100,000 0.33Carrington Mtg. Loan Trust, , 10/25/36                     75,655
55,079      Citigroup Mtg. Loan, 0.34606%, 1/25/37                     53,515
15,995  0.36Citigroup Mtg. Loan Trust, , 10/25/36                      15,940
86,475  0.67Citigroup Mtg. Loan Trust, , 7/25/35                       83,439
77,591  0.41CMLTI 2006-WFH2 A2A, , 8/25/36                             56,564
190,000 0.74Countrywide Asset Backed Certs., , 11/25/35               170,113
250,559 0.61Countrywide Asset-Backed Certs., , 5/25/29                232,255
65,000  0.65Countrywide Asset-Backed Certs., , 8/25/35                 59,554
101,979 0.65Countrywide Asset-Backed Certs., , 8/25/35                100,737
157,081 5.07Countrywide Asset-Backed Certs., , 12/25/35               151,601
96,353  0.96Credit-Based Asset Servicing, , 5/25/50                    91,796
140,485 5.56CRMSI 2006-2 A3, , 9/25/36                                141,905
180,938     FBR Securitization Trust, 2.76188%, 9/25/35               172,094
39,798  0.80First Franklin Mtg. Loan Asset, Backed Certs., , 9/24/34   37,532
11,690  0.37Fremont Home Loan Trust, , 2/25/36                         11,549
100,000 0.79GSAA Trust, , 6/25/35                                      93,359
8,055   0.52GSAMP Trust, , 11/25/35                                     8,036
44,039  0.69GSAMP Trust, , 3/25/35                                     42,293
34,883  0.63GSAMP Trust, , 8/25/36                                     34,168
100,000     LEAF II Receivables, 4.9%, 3/20/13                        100,194
130,540     Local Insight Media Finance LLC, 5.88%, 10/23/37           69,186
22,116  0.30Morgan Stanley ABS Capital, Inc., , 10/25/36               22,068
36,624  0.32Morgan Stanley ABS Capital, Inc., , 12/25/36               34,899
146,124     Morgan Stanley Home Equity, 0.28125%, 12/25/36            142,043
5,624   0.31Morgan Stanley Ixis Real Estate, , 11/25/36                 5,597
175,226 0.52Option One Mtg. Loan Trust, , 11/25/35                    162,016
40,199  0.38Option One Mtg. Loan Trust, , 2/25/38                      39,221
100,000 0.67RASC 2005-KS7 M1, , 8/25/35                                84,964
116,728 0.51SASC 2007-BC4 A3, , 11/25/37                              111,540
76,698      Saxon Asset Securities, 0.34594%, 11/25/36                 72,575
100,000 0.66Structured Asset Investment Loans, , 5/25/35               93,086
                                                                    $2,603,097
            Total Banks                                             $2,700,245
            Diversified Financials - 0.8 %
            Diversified Financial Services - 0.5 %
24,060  0.70Asset Backed Securities Corp., , 4/25/35                $  23,327
100,000     DT Auto Owner Trust, 3.46%, 1/15/14                        99,984
77,744      DT Auto Owner Trust, 5.92%, 10/15/15                       78,070
29,273  0.50JP Morgan Mtg. Acquisition, , 12/25/35                     26,814
200,000 0.75Long Beach Mtg. Loan Trust, , 4/25/35                     182,564
                                                                    $ 410,759
            Specialized Finance - 0.2 %
50,000  0.96Irwin Home Equity Co., , 4/25/30                        $  37,398
33,016      Master Asset Backed Security Trust, 0.67375%, 5/25/35      31,986
63,724  0.61New Century Home Equity Loan, , 3/25/35                    60,495
70,000  0.63SLMA 2004-10 A6B, , 4/27/26                                69,909
                                                                    $ 199,788
            Total Diversified Financials                            $ 610,547
            TOTAL ASSET BACKED SECURITIES
            (Cost  $3,821,802)                                      $3,826,913

            COLLATERALIZED MORTGAGE
            OBLIGATIONS - 17.2 %
            Materials - 0.5 %
            Forest Products - 0.5 %
40,000      T SRA R 2006-1 B, 5.7467%, 10/15/36                     $  42,938
315,000     TSTAR 2006-1A A, 5.668%, 10/15/36                         351,548
                                                                    $ 394,486
            Total Materials                                         $ 394,486
            Banks - 10.5 %
            Thrifts & Mortgage Finance - 10.4 %
144,000 5.75American General Mtg. Loan, , 9/25/48                   $ 149,359
44,974      Banc of America Alternative Loan, 6.0%, 3/25/34            45,633
169,530     Banc of America Alternative Loan Trust, 5.5%, 9/25/33     173,046
190,000 5.00BCAP LLC 2006-RR1 PB, , 11/25/36                          192,125
60,000      BCAP LLC Trust, 5.0%, 11/25/36                             62,280
262,983     Bear Stearns Adjustable Rate Mtg., 4.754%, 10/25/33       255,609
45,701  6.48Bear Stearns Adjustable Rate Mtg., , 8/25/33               46,046
126,533 6.48Chase Commercial Mtg. Securities Corp., , 2/12/16         128,307
41,348  2.92Chase Mtg. Finance Corp., , 2/25/37                        41,880
192,117     Chase Mtg. Finance Corp., 5.5%, 5/25/35                   198,787
166,826     Chase Mtg. Finance Corp., 5.5%, 5/25/37                   163,502
137,566     Citigroup Commercial Mtg., 4.639%, 5/15/43                140,997
50,346      Citigroup Commercial Mtg., 5.273%, 10/15/49                50,898
119,251 3.57Citigroup Mtg. Loan Trust, , 9/25/35                      111,870
125,000 1.26Citigroup Mtg. Loan Trust, , 9/25/37                      118,750
59,089      Countrywide Alternative Loan Trust, 4.25%, 4/25/34         58,803
69,105      Countrywide Alternative Loan Trust, 5.0%, 7/25/18          71,128
65,000      Countrywide Alternative Loan Trust, 5.125%, 3/25/34        66,320
91,686      Countrywide Alternative Loan Trust, 5.5%, 1/25/35          91,973
110,459     Countrywide Alternative Loan Trust, 5.5%, 4/25/34         111,588
151,409     Countrywide Alternative Loan Trust, 5.0%, 8/25/19         155,216
122,062     Countrywide Home Loans, 4.5%, 9/25/35                     106,709
51,028      CWHL 2004-5 1A1, 5.%, 6/25/34                              52,298
7,461       First Horizon Mtg. Pass-Through Trust, 5.0%, 3/25/18        7,702
169,033 0.57Global Mtg. Security, , 11/25/32                          150,567
50,000      GMAC Commercial Mtg. Securities Inc., 5.307%, 4/10/40      48,644
350,000     GMAC Commercial Mtg. Securities Inc., 4.864%, 12/10/41    377,912
142,053     GS Mtg. Securities Corp., II 7.12%, 11/18/29              151,265
70,036  0.66IMPAC CMB Trust, , 11/25/35                                57,797
24,105  1.06Impac Securities Assets Corp., , 11/25/34                  21,955
111,914 0.61Impac Securities Assets Corp., , 5/25/36                   93,244
7,736       JP Morgan Chase Commercial Mtg., 4.79%, 10/15/42            7,731
200,000     JP Morgan Mtg. Trust, 4.5%, 8/25/19                       205,815
211,696     JP Morgan Mtg. Trust, 6.0%, 8/25/34                       195,501
100,000     JPMCC 2002-C3 B, 5.146%, 7/12/35                          104,753
55,275  0.00JPMMT 2004-A1 3A1, , 2/25/34                               56,426
105,561     LB-UBS Commercial Mtg., 6.51%, 12/15/26                   105,708
194,557     Master Alternative Loans Trust, 5.5%, 2/25/35             196,735
92,882      Master Alternative Loans Trust, 5.5%, 10/25/19             94,968
254,626     Master Alternative Loans Trust, 6.0%, 7/25/34             258,623
63,058      Master Asset Securitization Trust, 5.5%, 11/25/33          64,786
163,399 6.73Master Seasoned Securities Trust, , 9/25/32               169,789
42,074      Merrill Lynch Mtg. Trust, 4.556%, 6/12/43                  43,260
198,914 5.44Merrill Lynch/Countrywide Communities, , 3/12/11          200,431
91,960      Residential Funding Mtg. Security, Inc., 5.5%, 11/25/35    84,653
250,000 5.54SASC 2007 BHC1 A1, , 12/18/49                              52,650
542,516     Wachovia Bank Commercial 4.368%  08/15/41                 564,331
20,623      Wachovia Bank Commercial Mtg. Trust, 4.516%, 5/15/44       20,620
168,631     Wachovia Bank Commercial Mtg. Trust, 4.957%, 8/15/35      170,342
400,000     Wachovia Bank Commercial Mtg. Trust, 4.803%, 10/15/41     424,566
61,369,20.15Wachovia Bank Commercial Mtg. Trust, , 6/15/45             82,732
102,686     WaMu Mtg. Pass-Through Trust, 2.73272%, 1/25/35           100,787
75,000  2.79WaMu Mtg. Pass-Through Certs., , 8/25/35                   70,797
154,838 0.49WaMu Mtg. Pass-Through Certs., , 4/25/45                  127,537
100,000     WBCMT 2003-C9 B, 5.109%, 12/15/35                          97,183
134,484     Wells Fargo Mtg. Backed Securities, 5.0%, 11/25/36        137,299
126,325     Wells Fargo Mtg. Backed Securities, 5.0%, 3/25/21         125,035
152,043     Wells Fargo Mtg. Backed Securities, 5.25%, 8/25/33        157,164
60,485      Wells Fargo Mtg. Backed Securities, 5.25, 12/25/33         62,864
141,962     Wells Fargo Mtg. Backed Securities, 5.5%, 5/25/35         146,792
51,204  2.91Wells Fargo Mtg. Backed Securities, , 10/25/34             51,422
49,679  2.96Wells Fargo Mtg. Backed Securities, , 10/25/35             49,344
263,000 4.76WFMBS 2004-L A6, , 7/25/34                                268,350
                                                                    $8,001,204
            Total Banks                                             $8,001,204
            Diversified Financials - 4.9 %
            Asset Management & Custody Banks - 0.1 %
75,900  5.35Jefferies & Co., Inc., , 5/26/37                        $  72,179
            Consumer Finance - 0.1 %
99,271      GMAC Mtg. Corp., Loan Trust, 5.5%, 11/25/33             $ 103,366
            Diversified Financial Services - 4.2 %
252,069     Bank of America Mtg. Securities, 3.613%, 11/25/33       $ 238,181
117,853     Bank of America Mtg. Securities, 5.5%, 11/25/34           115,268
123,079 2.92Bank of America Mtg. Securities, , 7/25/33                120,351
200,839     Bank of America Mtg. Securities, 4.75%, 10/25/20          205,117
159,338 2.94Bank of America Mtg. Securities, , 5/25/35                157,216
65,464      Bank of America Mtg. Securities, 5.75%, 1/25/35            67,703
161,798 2.75Bank of America Mtg. Securities, , 6/25/34                150,905
299,700     Bank of America Mtg. Securities, Inc., 5.0%, 8/25/33      300,121
119,000     Citicorp Mtg. Securities, Inc., 5.5%, 4/25/35             122,544
118,362     Citicorp Mtg. Securities, Inc., 5.5%, 3/25/35             122,103
95,895      CMSI 2006-1 3A1, 5.0%, 2/25/36                             96,030
134,992     J.P. Morgan Alternative Loan Trust, 6.0%, 3/25/36         100,342
8,227       Morgan Stanley Capital, Inc., 7.0%, 7/25/33                 8,484
165,230 5.50RALI 2004-QS16 1A1, , 12/25/34                            162,848
111,604     Residential Accreditation, 4.5%, 4/25/34                  110,309
327,847     Residential Accreditation, 5.0%, 5/25/19                  342,392
159,602 0.81Residential Accreditation, , 1/25/34                      149,731
387,202 0.81Residential Accreditation, , 10/25/17                     378,650
98,505      Residential Accreditation, Loans Inc., 5.0%, 3/25/19      100,736
167,742     Residential Accreditation, Loans Inc., 5.0%, 8/25/18      173,742
                                                                    $3,222,773
            Investment Banking & Brokerage - 0.3 %
81,032      Banc of America Commercial, 4.05%, 11/10/38             $  81,969
160,000     Banc of America Commercial Mtg., Inc., 4.877%, 7/10/42    170,931
                                                                    $ 252,900
            Specialized Finance - 0.0 %
60,437      CW Capital Cobalt, Ltd., 5.174%, 8/15/48                $  63,487
            Total Diversified Financials                            $3,714,705
            Real Estate - 0.8 %
            Mortgage Real Estate Investment Trust - 0.8 %
215,199     Credit Suisse First, 6.51%, 2/15/34                     $ 215,616
163,011 1.61Credit Suisse First Boston Mtg., , 12/25/33               155,428
186,559     CS First Boston Mtg. Security, 3.5%, 7/25/18              190,574
30,659      CS First Boston Mtg. Security, 7.0%, 5/25/32               19,550
                                                                    $ 581,168
            Total Real Estate                                       $ 581,168
            Government - 0.6 %
23,605      Fannie Mae, 0.58125%, 9/25/20                           $  23,605
6,214       Federal Home Loan Bank, 5.0%, 1/15/16                       6,235
250,000     Federal National Mtg. Assoc., 5.5%, 2/15/33               265,797
70,679      Freddie Mac, 5.0%, 8/15/35                                 73,458
71,909      Freddie Mac, 5.5%, 7/15/28                                 72,141
7,080       Freddie Mac, 6.1%, 9/15/18                                  7,207
2,850   0.00GSR Mtg. Loan Trust, , 3/25/37                              2,850
                                                                    $ 451,293
            Total Government                                        $ 451,293
            TOTAL COLLATERALIZED
            MORTGAGE OBLIGATIONS
            (Cost  $12,979,401)                                     $13,142,856

            CORPORATE BONDS - 41.3 %
            Energy - 5.4 %
            Integrated Oil & Gas - 0.4 %
60,000      Marathon Oil Corp., 5.9%, 3/15/18                       $  69,254
215,000     Petro-Canada, 4.0%, 7/15/13                               227,887
                                                                    $ 297,141
            Oil & Gas Drilling - 0.0 %
50,000      Pride International, 6.875%, 8/15/20                    $  54,438
            Oil & Gas Equipment & Services - 0.4 %
100,000 3.62Sevan Marine ASA, , 5/14/13 (144A)                      $  85,500
195,000     Weatherford International, Ltd., 9.625%, 3/1/19           254,381
                                                                    $ 339,881
            Oil & Gas Exploration & Production - 1.1 %
135,000     Canadian Natural Resources, 5.9%, 2/1/18                $ 157,401
60,000      Chesapeake Energy Corp., 9.5%, 2/15/15                     69,450
107,245     Gazprom International SA, 7.201%, 2/1/20                  116,093
250,000     Mariner Energy, Inc., 11.75%, 6/30/16                     314,375
100,000     TNK-BP Finance SA, 6.625%, 3/20/17 (144A)                 105,875
65,000      TNK-BP Finance SA, 7.5%, 7/18/16 (144A)                    72,150
                                                                    $ 835,344
            Oil & Gas Refining & Marketing - 1.4 %
125,000     Holly Energy Partners LP, 6.25%, 3/1/15                 $ 123,125
375,000     Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)             428,901
200,000     Spectra Energy Capital, 6.2%, 4/15/18                     233,896
210,000     Valero Energy Corp., 9.375%, 3/15/19                      268,182
                                                                    $1,054,104
            Oil & Gas Storage & Transportation - 2.0 %
50,000      Boardwalk Pipelines LLC, 5.5%, 2/1/17                   $  54,650
90,000      Buckeye Partners LP, 6.05%, 1/15/18                       101,481
220,000     DCP Midstream, 9.75%, 3/15/19                             292,747
250,000     Kinder Morgan Energy, 5.95%, 2/15/18                      282,344
250,000     Plains All America Pipeline, 6.125%, 1/15/17              279,286
265,000     Questar Pipeline Co., 5.83%, 2/1/18                       305,236
200,000     Southern Union Co., 7.2%, 11/1/66                         180,500
50,000      Spectra Energy Capital LLC, 6.75%, 7/15/18                 57,822
                                                                    $1,554,066
            Total Energy                                            $4,134,974
            Materials - 2.9 %
            Aluminum - 0.6 %
150,000     Alcoa, Inc., 6.15%, 8/15/20                             $ 154,222
285,000     Novelis, Inc., 7.25%, 2/15/15                             289,988
                                                                    $ 444,210
            Construction Materials - 0.3 %
230,000     Holcim, Ltd., 6.0%, 12/30/19 (144A)                     $ 250,969
            Diversified Metals & Mining - 0.3 %
135,000     Anglo American Capital Plc, 9.375%, 4/8/14              $ 166,209
69,000      Teck Resources, Ltd., 10.25%, 5/15/16                      83,835
                                                                    $ 250,044
            Fertilizers & Agricultural  Chemicals - 0.7 %
200,000     Agrium, Inc., 6.75%, 1/15/19                            $ 236,607
100,000     CF Industries Holdings, Inc., 6.875%, 5/1/18              107,625
220,000     Potash Corp., Saskatchewan, 4.875%, 3/1/13                236,727
                                                                    $ 580,959
            Specialty Chemicals - 0.3 %
155,000     Cytec Industries, Inc., 8.95%, 7/1/17                   $ 195,540
            Steel - 0.6 %
260,000     ArcelorMittal, 6.125%, 6/1/18                           $ 281,194
175,000     Commercial Metals Co., 7.35%, 8/15/18                     189,651
                                                                    $ 470,845
            Total Materials                                         $2,192,567
            Capital Goods - 3.3 %
            Aerospace & Defense - 0.2 %
115,000     Esterline Technoogies, 6.625%, 3/1/17                   $ 117,875
            Building Products - 0.5 %
220,000 6.72C10 Capital SPV, Ltd., , 12/31/49                       $ 143,495
260,000     MASCO Corp., 7.125%, 3/15/20                              266,349
                                                                    $ 409,844
            Construction & Farm Machinery
            & Heavy Trucks - 0.1 %
65,000      Cummins, Inc., 6.75%, 2/15/27                           $  70,813
            Electrical Component & Equipment - 0.5 %
205,000     Anixter International Corp., 5.95%, 3/1/15              $ 201,413
195,000     Belden CDT Inc., 7.0%, 3/15/17                            195,488
                                                                    $ 396,901
            Industrial Conglomerates - 0.7 %
250,000     Cargill, Inc., 5.2%, 1/22/13 (144A)                     $ 270,960
215,000     Tyco Electronics Group SA, 6.55%, 10/1/17                 251,465
40,000      Tyco International Finance SA, 8.5%, 1/15/19               53,017
                                                                    $ 575,442
            Industrial Machinery - 0.4 %
160,000     Ingersoll-Rand Global Holding, 9.5%, 4/15/14            $ 197,974
120,000     Valmont Industries, Inc., 6.625%, 4/20/20                 123,627
                                                                    $ 321,601
            Trading Companies & Distributors - 0.8 %
50,000      Ace Hardware Corp., 9.125%, 6/1/16 (144A)               $  53,375
340,000     GATX Financial Corp., 6.0%, 2/15/18                       374,949
210,000     Glencore Funding LLC, 6.0%, 4/15/14 (144A)                217,851
                                                                    $ 646,175
            Total Capital Goods                                     $2,538,651
            Commercial Services & Supplies - 0.3 %
            Office Services & Supplies - 0.3 %
225,000     Pitney Bowes, Inc., 5.6%, 3/15/18                       $ 242,657
            Total Commercial Services & Supplies                    $ 242,657
            Transportation - 1.0 %
            Railroads - 1.0 %
135,000     Burlington Sante Fe Corp., 5.75%, 3/15/18               $ 156,632
235,000     Kansas City Southern Mexico, 7.625%, 12/1/13              243,225
305,000     Union Pacific Corp., 5.7%, 8/15/18                        355,608
                                                                    $ 755,465
            Total Transportation                                    $ 755,465
            Automobiles & Components - 0.1 %
            Automobile Manufacturers - 0.0 %
50,000      Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)     $  53,168
            Total Automobiles & Components                          $  53,168
            Consumer Durables & Apparel - 0.4 %
            Household Appliances - 0.4 %
255,000     Whirlpool Corp., 5.5%, 3/1/13                           $ 273,559
            Total Consumer Durables & Apparel                       $ 273,559
            Consumer Services - 0.6 %
            Education Services - 0.6 %
165,000     Leland Stanford Junior University, 4.75%, 5/1/19        $ 188,422
150,000     President & Fellows of Harvard, 3.7%, 4/1/13              160,275
105,000     President & Fellows of Harvard, 6.3%, 10/1/37             119,159
                                                                    $ 467,856
            Total Consumer Services                                 $ 467,856
            Media - 0.5 %
            Broadcasting - 0.2 %
165,000     Grupo Telivisa S.A., 6.0%, 5/15/18 (144A)               $ 183,748
            Cable & Satellite - 0.2 %
100,000     British Sky Broadcasting, 6.1%, 2/15/18 (144A)          $ 115,566
50,000      Time Warner Cable, Inc., 8.25%, 4/1/19                     64,554
35,000      Time Warner Cable, Inc., 8.75, 2/14/19                     46,221
                                                                    $ 226,341
            Total Media                                             $ 410,089
            Retailing - 0.1 %
            Specialty Stores - 0.1 %
70,000      Sally Holdings, 9.25%, 11/15/14 (144A)                  $  73,675
            Total Retailing                                         $  73,675
            Food, Beverage & Tobacco - 1.3 %
            Agricultural Products - 0.4 %
310,000     Viterra, Inc., 5.95%, 8/01/20                           $ 311,640
            Brewers - 0.4 %
280,000     Miller Brewing Co., 5.5%, 8/15/13 (144A)                $ 307,914
            Packaged Foods & Meats - 0.3 %
235,000     Kraft Foods, Inc., 6.5%, 2/9/40                         $ 275,154
            Tobacco - 0.1 %
100,000     UST Inc., 5.75%, 3/1/18                                 $ 108,044
            Total Food, Beverage & Tobacco                          $1,002,752
            Pharmaceuticals & Biotechnology - 0.5 %
            Biotechnology - 0.5 %
335,000     Biogen Idec, Inc., 6.0%, 3/1/13                         $ 366,987
            Total Pharmaceuticals & Biotechnology                   $ 366,987
            Banks - 4.4 %
            Diversified Banks - 1.1 %
220,000     Barclays Plc, 6.05%, 12/4/17                            $ 238,586
250,000     BNP Paribas, 1.34438%, 4/27/17                            243,783
200,000     Credit Agricole SA, 8.375%, 12/13/49                      214,000
125,000 3.04Scotiabank Peru SA, , 3/15/17 (144A)                      125,313
                                                                    $ 821,682
            Regional Banks - 3.3 %
250,000     American Express Bank FSB, 5.5%, 4/16/13                $ 272,115
150,000     KeyBank NA, 5.8%, 7/1/14                                  163,544
150,000     KeyCorp., 6.5%, 5/14/13                                   164,391
145,000     Mellon Funding Corp., 5.5%, 11/15/18                      165,483
250,000     PNC Bank NA, 6.0%, 12/7/17                                281,096
100,000 8.25PNC Financial Services Group, , 5/29/49                   106,219
250,000     Sovereign BanCorp., 8.75%, 5/30/18                        288,891
490,000     State Street Capital, 8.25%, 3/15/42                      502,515
210,000     Wachovia Bank NA, 6.0%, 11/15/17                          240,026
350,000     Wells Fargo & Co., , 12/29/49                             363,125
                                                                    $2,547,405
            Total Banks                                             $3,369,087
            Diversified Financials - 8.0 %
            Asset Management & Custody Banks - 0.3 %
205,000     Eaton Vance Corp., 6.5%, 10/2/17                        $ 242,788
            Consumer Finance - 1.9 %
335,000     American General Finance, 6.9%, 12/15/17                $ 279,725
205,000     American Honda Finance, 6.7%, 10/1/13 (144A)              234,160
285,000     Capital One Capital VI, 8.875%, 5/15/40                   299,250
200,000     Caterpillar Financial, 7.05%, 10/1/18                     253,569
415,000 4.00SLM Corp., , 7/25/14                                      356,892
                                                                    $1,423,596
            Diversified Financial Services - 1.9 %
225,000     Alterra Finance LLC, 6.25%, 9/30/20                     $ 225,821
185,000     AngloGold Ashanti Holdigns, 5.375%, 4/15/20               195,709
180,000     Crown Castle Towers LLC, 4.883%, 8/15/20                  185,963
200,000     Hyundai Capital Services, Inc., 6.0%, 5/5/15              218,280
565,000     JPMorgan Chase & Co., 7.9%, 4/29/49                       605,471
24,060      Power Receivables Finance LLC, 6.29%, 1/1/12 (144A)        24,061
                                                                    $1,455,305
            Investment Banking & Brokerage - 2.5 %
100,000     Alta Wind Holdings, Ltd., 7.0%, 6/30/35 (144A)          $ 105,828
665,000 5.79Goldman Sachs Capital, , 2/29/49                          564,419
200,000     Jefferies Group, Inc., 6.875%, 4/15/21                    209,779
190,000     Macquarie Group, Ltd., 6.0%, 1/14/20                      198,679
185,000     Morgan Stanley, 5.5%, 1/26/20                             190,152
190,000 6.63Morgan Stanley Dean Witter, , 4/1/18                      210,644
400,000     TD Ameritrade Holding Corp., 5.6%, 12/1/19                442,006
                                                                    $1,921,507
            Specialized Finance - 1.4 %
295,000     Cantor Fitzgerald LP, 7.875%, 10/15/19                  $ 309,700
180,000     National Rural Utilities Corp., 5.45%, 2/1/18             207,295
500,000     Private Export Funding Corp., 4.375%, 3/15/19             562,602
                                                                    $1,079,597
            Total Diversified Financials                            $6,122,793
            Insurance - 3.5 %
            Insurance Brokers - 0.2 %
115,000     Leucadia National, 7.125%, 3/15/17 (144A)               $ 115,288
            Life & Health Insurance - 1.6 %
75,000      Delphi Financial Group, Inc., 7.875%, 1/31/20           $  84,008
210,000     Lincoln National Corp., 6.05%, 4/20/67                    183,225
110,000     Lincoln National Corp., 8.75%, 7/1/19                     141,500
270,000     MetLife, Inc., 10.75%, 8/1/39                             350,325
270,000     Protective Life Corp., 7.375%, 10/15/19                   303,927
180,000     Prudential Financial, 5.15%, 1/15/13                      192,112
                                                                    $1,255,097
            Multi-Line Insurance - 0.5 %
275,000     Liberty Mutual Group, 7.0%, 3/15/37 (144A)              $ 239,067
100,000     Liberty Mutual Group, 7.3%, 6/15/14 (144A)                110,481
65,000  10.7Liberty Mutual Group, , 6/15/58 (144A)                     76,700
                                                                    $ 426,248
            Property & Casualty Insurance - 0.6 %
365,000     Hanover Insurance Group, 7.625%, 10/15/25               $ 382,966
50,000      The Hanover Insurance Group, Inc., 7.5%, 3/1/20            55,643
                                                                    $ 438,609
            Reinsurance - 0.5 %
370,000     Platinum Underwriters HD, 7.5%, 6/1/17                  $ 408,700
            Total Insurance                                         $2,643,942
            Real Estate - 3.5 %
            Diversified Real Estate Activities - 0.4 %
270,000     WEA Finance LLC, 7.125%, 4/15/18                        $ 317,523
            Diversified Real Estate Investment Trust - 0.7 %
325,000     Dexus Finance Pty, Ltd., 7.125%, 10/15/14               $ 357,899
110,000     Digital Realty Trust, 4.5%, 7/15/15 (144A)                113,567
45,000      Digital Realty Trust LP, 5.875%, 2/1/20 (144A)             47,841
                                                                    $ 519,307
            Office Real Estate Investment Trust - 0.2 %
50,000      Mack-Cali Realty LP, 5.125%, 1/15/15                    $  53,695
100,000     Mack-Cali Realty LP, 5.125%, 2/15/14                      106,188
                                                                    $ 159,883
            Real Estate Operating Companies - 0.2 %
250,000     Forest City Enterprises, 6.5%, 2/1/17                   $ 216,250
            Retail Real Estate Investment Trust - 0.3 %
205,000     Developers Diversified Realty, 7.5%, 4/1/17             $ 213,013
            Specialized Real Estate Investment Trust - 1.6 %
260,000     Health Care, Inc., 6.0%, 11/15/13                       $ 286,100
150,000     Healthcare Realty Trust, Inc., 6.5%, 1/17/17              162,478
325,000     Hospitality Properties Trust, 7.875%, 8/15/14             365,610
280,000     Senior Housing Properties Trust, 6.75%, 4/15/20           291,900
145,000     Ventas Realty LP / V, 6.5%, 6/1/16                        151,331
                                                                    $1,257,419
            Total Real Estate                                       $2,683,395
            Software & Services - 0.4 %
            Data Processing & Outsourced Services - 0.1 %
100,000     First Data Corp., 9.875%, 9/24/15                       $  81,750
            Internet Software & Services - 0.3 %
250,000     GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)           $ 252,446
            Total Software & Services                               $ 334,196
            Technology Hardware & Equipment - 0.3 %
            Communications Equipment - 0.0 %
30,000      Brocade Communications Systems, 6.625%, 1/15/18         $  31,200
30,000      Brocade Communications Systems, 6.875, 1/15/20             31,500
                                                                    $  62,700
            Electronic Equipment & Instruments - 0.2 %
135,000     Agilent Technologies Inc., 6.5%, 11/1/17                $ 155,506
            Total Technology Hardware & Equipment                   $ 218,206
            Semiconductors - 0.3 %
            Semiconductor Equipment - 0.3 %
200,000     Klac Instruments Corp., 6.9%, 5/1/18                    $ 229,418
            Total Semiconductors                                    $ 229,418
            Telecommunication Services - 0.2 %
            Integrated Telecommunication Services - 0.2 %
155,000     Embarq Corp., 7.082%, 6/1/16                            $ 172,268
10,000      Telecom Italia Capital, 4.875%, 10/1/10                    10,000
                                                                    $ 182,268
            Total Telecommunication Services                        $ 182,268
            Utilities - 4.3 %
            Electric Utilities - 2.6 %
100,000     CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/14   $ 118,075
30,000      Commonwealth Edison, 6.15%, 9/15/17                        35,539
88,175      Crocket Cogeneration, 5.869%, 3/30/25 (144A)               92,228
215,000     Enel Finance International SA, 5.125%, 10/7/19 (144A)     228,013
18,000      Entergy Gulf States, 5.7%, 6/1/15                          18,031
78,172      FPL Energy National Wind, 6.125%, 3/25/19 (144A)           74,577
104,640     FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)           101,501
200,000     Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)        226,310
60,000      Neveda Power Co., 6.5%, 8/1/18                             72,600
465,000     NY State Gas and Electric, 6.15%, 12/15/17 (144A)         511,164
40,642      Orcal Geothermal, 6.21%, 12/30/20 (144A)                   39,752
185,000     Public Service of New Mexico, 7.95%, 5/15/18              204,189
225,000     West Penn Power Co., 5.95%, 12/15/17                      248,231
                                                                    $1,970,210
            Gas Utilities - 0.3 %
255,000     Nakilat Inc., 6.267,% 12/31/33 (144A)                   $ 261,842
            Independent Power Producer & Energy Traders - 1.2 %
348,185     Coso Geothermal Power Hldgs., 7.0%, 7/15/26 (144A)      $ 346,176
235,000     Intergen NV, 9.0%, 6/30/17                                248,513
140,000     Kiowa Power Partners LLC, 5.737%, 3/20/21 (144A)          149,155
157,548     Panoche Energy Center LLC, 6.88%, 7/31/29 (144A)          174,304
                                                                    $ 918,148
            Multi-Utilities - 0.1 %
160,000     NSG Holdings Inc., 7.75%, 12/15/25                      $ 145,600
            Total Utilities                                         $3,295,800
            TOTAL CORPORATE BONDS
            (Cost  $28,214,317)                                     $31,591,505

            U.S. GOVERNMENT AGENCY
            OBLIGATIONS - 22.4 %
110,119     Federal Home Loan Mtg. Corp., 5.5%, 9/1/33              $ 118,180
20,440      Federal Home Loan Mtg. Corp., 6.0% 10/1/32                 22,437
34,460      Federal Home Loan Mtg. Corp., 6.0%, 1/1/34                 37,570
48,359      Federal Home Loan Mtg. Corp., 6.0%, 11/1/32                53,085
125,817     Federal Home Loan Mtg. Corp., 6.0%, 11/1/32               138,113
23,904      Federal Home Loan Mtg. Corp., 6.0%, 12/1/32                26,240
51,120      Federal Home Loan Mtg. Corp., 6.0%, 12/1/32                56,116
78,450      Federal Home Loan Mtg. Corp., 6.0%, 2/1/33                 86,117
328,217     Federal Home Loan Mtg. Corp., 6.0%, 3/1/33                359,678
77,010      Federal Home Loan Mtg. Corp., 6.5% 4/1/32                  85,507
20,975      Federal Home Loan Mtg. Corp., 6.5%, 1/1/29                 23,289
42,506      Federal Home Loan Mtg. Corp., 6.5%, 10/1/31                47,197
14,428      Federal Home Loan Mtg. Corp., 6.5%, 2/1/32                 16,020
1,999       Federal Home Loan Mtg. Corp., 6.5%, 3/1/11                  2,032
6,034       Federal Home Loan Mtg. Corp., 6.5%, 3/1/32                  6,699
10,729      Federal Home Loan Mtg. Corp., 6.5%, 4/1/31                 11,913
26,158      Federal Home Loan Mtg. Corp., 6.5%, 7/1/32                 29,044
54,549      Federal Home Loan Mtg. Corp., 7.0%, 10/1/46                60,270
6,391       Federal Home Loan Mtg. Corp., 7.0%, 2/1/31                  7,248
7,504       Federal Home Loan Mtg. Corp., 7.0%, 3/1/32                  8,505
1,198       Federal Home Loan Mtg. Corp., 7.0%, 4/1/30                  1,358
12,505      Federal Home Loan Mtg. Corp., 7.0%, 4/1/32                 14,183
11,626      Federal Home Loan Mtg. Corp., 7.5%, 8/1/31                 13,265
1,300,000   Federal National Mtg. Assoc., 4.53%, 6/1/19              1,432,657
58,667      Federal National Mtg. Assoc., 5.0%, 12/1/21                62,360
94,386      Federal National Mtg. Assoc., 5.0%, 7/1/19                100,791
97,932      Federal National Mtg. Assoc., 5.5%, 12/1/34               105,037
372,923     Federal National Mtg. Assoc., 5.5%, 2/1/18                407,508
7,551       Federal National Mtg. Assoc., 5.5%, 2/1/33                  8,041
99,046      Federal National Mtg. Assoc., 5.5%, 3/1/18                107,406
174,510     Federal National Mtg. Assoc., 5.5%, 4/1/18                191,232
83,775      Federal National Mtg. Assoc., 5.5%, 6/1/33                 91,871
208,607     Federal National Mtg. Assoc., 5.5%, 7/1/23                224,672
290,727     Federal National Mtg. Assoc., 5.5%, 9/1/17                315,267
127,889     Federal National Mtg. Assoc., 5.5%, 9/1/33                137,408
119,277     Federal National Mtg. Assoc., 5.9% 7/1/28                 131,746
59,050      Federal National Mtg. Assoc., 6.0% 6/1/33                  64,756
13,636      Federal National Mtg. Assoc., 6.0%, 1/1/29                 15,047
9,202       Federal National Mtg. Assoc., 6.0%, 1/1/29                  9,958
17,295      Federal National Mtg. Assoc., 6.0%, 10/1/32                19,009
20,741      Federal National Mtg. Assoc., 6.0%, 11/1/32                22,797
49,666      Federal National Mtg. Assoc., 6.0%, 11/1/32                54,590
103,029     Federal National Mtg. Assoc., 6.0%, 11/1/32               113,243
5,204       Federal National Mtg. Assoc., 6.0%, 12/1/11                 5,245
27,835      Federal National Mtg. Assoc., 6.0%, 12/1/31                30,646
21,631      Federal National Mtg. Assoc., 6.0%, 12/1/36                23,306
47,474      Federal National Mtg. Assoc., 6.0%, 4/1/33                 52,180
15,584      Federal National Mtg. Assoc., 6.0%, 6/1/15                 16,566
93,052      Federal National Mtg. Assoc., 6.0%, 7/1/34                101,579
33,292      Federal National Mtg. Assoc., 6.0%, 7/1/38                 35,781
44,044      Federal National Mtg. Assoc., 6.0%, 9/1/29                 48,576
46,199      Federal National Mtg. Assoc., 6.0%, 9/1/34                 50,433
24,689      Federal National Mtg. Assoc., 6.5%, 1/1/29                 27,626
21,090      Federal National Mtg. Assoc., 6.5%, 1/1/32                 23,572
2,957       Federal National Mtg. Assoc., 6.5%, 10/1/31                 3,305
22,481      Federal National Mtg. Assoc., 6.5%, 10/1/31                25,126
11,072      Federal National Mtg. Assoc., 6.5%, 11/1/28                12,403
12,029      Federal National Mtg. Assoc., 6.5%, 2/1/32                 13,445
5,237       Federal National Mtg. Assoc., 6.5%, 3/1/32                  5,814
54,836      Federal National Mtg. Assoc., 6.5%, 3/1/32                 61,187
9,286       Federal National Mtg. Assoc., 6.5%, 3/1/32                 10,379
44,477      Federal National Mtg. Assoc., 6.5%, 4/1/32                 49,628
13,621      Federal National Mtg. Assoc., 6.5%, 7/1/21                 14,917
87,891      Federal National Mtg. Assoc., 6.5%, 7/1/34                 97,465
24,046      Federal National Mtg. Assoc., 6.5%, 8/1/32                 26,875
36,048      Federal National Mtg. Assoc., 6.5%, 8/1/32                 40,223
20,626      Federal National Mtg. Assoc., 6.5%, 8/1/32                 23,014
7,809       Federal National Mtg. Assoc., 6.5%, 9/1/32                  8,714
1,091       Federal National Mtg. Assoc., 7.0%, 1/1/29                  1,238
10,346      Federal National Mtg. Assoc., 7.0%, 1/1/32                 11,752
5,129       Federal National Mtg. Assoc., 7.0%, 3/1/12                  5,274
8,575       Federal National Mtg. Assoc., 7.0%, 5/1/22                  9,257
4,612       Federal National Mtg. Assoc., 7.0%, 7/1/31                  5,239
9,481       Federal National Mtg. Assoc., 7.0%, 8/1/19                 10,647
9,080       Federal National Mtg. Assoc., 7.0%, 8/1/22                  9,790
14,478      Federal National Mtg. Assoc., 7.0%, 9/1/18                 16,191
24,783      Federal National Mtg. Assoc., 7.0%, 9/1/22                 26,721
23,250      Federal National Mtg. Assoc., 7.0%, 9/1/30                 26,377
6,050       Federal National Mtg. Assoc., 7.5%, 2/1/31                  6,907
18,187      Federal National Mtg. Assoc., 8.0%, 10/1/30                20,421
24,255      Federal National Mtg. Assoc., 8.0%, 2/1/29                 28,041
4,398       Federal National Mtg. Assoc., 8.0%, 2/1/30                  5,102
3,033       Federal National Mtg. Assoc., 8.0%, 2/1/30                  3,518
62,550      Federal National Mtg. Assoc., 8.0%, 3/1/31                 72,564
2,947       Federal National Mtg. Assoc., 8.0%, 4/1/30                  3,415
2,389       Federal National Mtg. Assoc., 8.0%, 5/1/31                  2,769
9,901       Federal National Mtg. Assoc., 8.0%, 7/1/30                 11,474
10,809      Federal National Mtg. Assoc., 9.5%, 2/1/21                 12,145
240,000     Financing Corp., 10.35%, 8/3/18                           371,894
319,109     Government National Mtg. Assoc., 4.5%, 12/15/18           340,756
72,923      Government National Mtg. Assoc., 4.5%, 4/15/20             77,755
60,695      Government National Mtg. Assoc., 5.0%, 1/20/20             64,717
90,767      Government National Mtg. Assoc., 5.0%, 11/20/19            96,584
161,458     Government National Mtg. Assoc., 5.0%, 5/15/19            172,423
87,387      Government National Mtg. Assoc., 5.0%, 7/15/17             92,862
90,283      Government National Mtg. Assoc., 5.0%, 7/15/19             96,669
81,027      Government National Mtg. Assoc., 5.0%, 9/15/33             86,914
253,432     Government National Mtg. Assoc., 5.5%, 10/15/33           274,089
102,393     Government National Mtg. Assoc., 5.5%, 10/15/34           110,675
59,336      Government National Mtg. Assoc., 5.5%, 3/15/33             64,173
131,477     Government National Mtg. Assoc., 5.5%, 4/15/33            142,193
128,932     Government National Mtg. Assoc., 5.5%, 6/15/17            139,689
83,491      Government National Mtg. Assoc., 5.5%, 7/15/33             90,297
146,827     Government National Mtg. Assoc., 5.5%, 8/15/33            158,795
50,829      Government National Mtg. Assoc., 5.72%, 1/15/29            55,390
90,094      Government National Mtg. Assoc., 5.72%, 10/15/29           98,177
35,390      Government National Mtg. Assoc., 6.0%, 1/15/33             38,836
119,387     Government National Mtg. Assoc., 6.0%, 1/15/33            130,934
34,632      Government National Mtg. Assoc., 6.0%, 10/15/32            38,004
35,719      Government National Mtg. Assoc., 6.0%, 10/15/32            39,196
11,258      Government National Mtg. Assoc., 6.0%, 10/15/32            12,354
17,478      Government National Mtg. Assoc., 6.0%, 10/15/32            19,179
99,109      Government National Mtg. Assoc., 6.0%, 11/15/32           110,226
67,212      Government National Mtg. Assoc., 6.0%, 11/15/32            73,755
138,113     Government National Mtg. Assoc., 6.0%, 12/15/32           153,588
76,010      Government National Mtg. Assoc., 6.0%, 12/15/33            83,362
95,740      Government National Mtg. Assoc., 6.0%, 2/15/18            104,109
120,884     Government National Mtg. Assoc., 6.0%, 3/15/34            132,821
1,771       Government National Mtg. Assoc., 6.0%, 4/15/14              1,921
66,306      Government National Mtg. Assoc., 6.0%, 4/15/28             72,460
38,092      Government National Mtg. Assoc., 6.0%, 5/15/17             41,392
31,364      Government National Mtg. Assoc., 6.0%, 6/20/16             33,762
136,330     Government National Mtg. Assoc., 6.0%, 7/15/23            148,574
8,078       Government National Mtg. Assoc., 6.0%, 8/15/13              8,520
49,512      Government National Mtg. Assoc., 6.0%, 8/15/19             53,490
55,920      Government National Mtg. Assoc., 6.0%, 8/15/34             61,387
88,461      Government National Mtg. Assoc., 6.0%, 8/15/34             96,796
49,194      Government National Mtg. Assoc., 6.0%, 9/15/32             53,982
232,430     Government National Mtg. Assoc., 6.0%, 9/15/34            254,330
30,421      Government National Mtg. Assoc., 6.5%, 1/15/34             33,832
22,537      Government National Mtg. Assoc., 6.5%, 10/15/31            25,289
24,543      Government National Mtg. Assoc., 6.5%, 12/15/31            27,541
9,347       Government National Mtg. Assoc., 6.5%, 12/15/31            10,489
95,534      Government National Mtg. Assoc., 6.5%, 12/15/32           107,157
14,968      Government National Mtg. Assoc., 6.5%, 12/20/28            16,850
8,299       Government National Mtg. Assoc., 6.5%, 2/15/29              9,323
8,388       Government National Mtg. Assoc., 6.5%, 2/15/32              9,594
6,491       Government National Mtg. Assoc., 6.5%, 3/15/26              7,223
39,563      Government National Mtg. Assoc., 6.5%, 4/15/17             43,032
8,391       Government National Mtg. Assoc., 6.5%, 4/15/17              9,127
10,497      Government National Mtg. Assoc., 6.5%, 4/15/32             11,720
10,467      Government National Mtg. Assoc., 6.5%, 4/15/32             11,687
55,410      Government National Mtg. Assoc., 6.5%, 5/15/29             62,345
22,601      Government National Mtg. Assoc., 6.5%, 5/15/29             25,438
13,973      Government National Mtg. Assoc., 6.5%, 5/15/31             15,679
12,020      Government National Mtg. Assoc., 6.5%, 6/15/17             13,074
18,634      Government National Mtg. Assoc., 6.5%, 6/15/28             20,953
17,709      Government National Mtg. Assoc., 6.5%, 6/15/28             19,938
7,936       Government National Mtg. Assoc., 6.5%, 6/15/29              8,916
36,995      Government National Mtg. Assoc., 6.5%, 6/15/31             41,514
5,437       Government National Mtg. Assoc., 6.5%, 6/15/32              6,070
15,919      Government National Mtg. Assoc., 6.5%, 6/15/32             17,773
8,946       Government National Mtg. Assoc., 6.5%, 6/15/32              9,988
34,070      Government National Mtg. Assoc., 6.5%, 7/15/31             38,231
28,395      Government National Mtg. Assoc., 6.5%, 7/15/32             31,703
17,313      Government National Mtg. Assoc., 6.5%, 9/15/31             19,427
9,809       Government National Mtg. Assoc., 6.5%, 9/20/31             10,978
7,846       Government National Mtg. Assoc., 7.0%, 1/15/26              8,945
9,718       Government National Mtg. Assoc., 7.0%, 1/15/29             11,099
19,762      Government National Mtg. Assoc., 7.0%, 11/15/28            22,552
10,465      Government National Mtg. Assoc., 7.0%, 11/15/30            11,960
2,394       Government National Mtg. Assoc., 7.0%, 12/15/30             2,736
23,266      Government National Mtg. Assoc., 7.0%, 2/15/28             26,550
5,818       Government National Mtg. Assoc., 7.0%, 2/15/31              6,651
19,992      Government National Mtg. Assoc., 7.0%, 4/15/28             22,814
9,685       Government National Mtg. Assoc., 7.0%, 4/15/28             11,052
10,807      Government National Mtg. Assoc., 7.0%, 5/15/31             12,355
45,623      Government National Mtg. Assoc., 7.0%, 5/15/32             52,187
14,930      Government National Mtg. Assoc., 7.0%, 6/15/29             17,051
28,672      Government National Mtg. Assoc., 7.0%, 7/15/26             32,687
12,654      Government National Mtg. Assoc., 7.0%, 7/15/29             14,185
3,952       Government National Mtg. Assoc., 7.0%, 7/15/29              4,514
9,053       Government National Mtg. Assoc., 7.0%, 8/15/31             10,347
2,553       Government National Mtg. Assoc., 7.0%, 9/15/27              2,910
2,185       Government National Mtg. Assoc., 7.5%, 1/15/31              2,510
2,170       Government National Mtg. Assoc., 7.5%, 1/15/32              2,487
2,379       Government National Mtg. Assoc., 7.5%, 10/15/22             2,697
7,443       Government National Mtg. Assoc., 7.5%, 10/15/29             8,522
8,469       Government National Mtg. Assoc., 7.5%, 11/15/29             9,697
1,381       Government National Mtg. Assoc., 7.5%, 6/15/23              1,574
694         Government National Mtg. Assoc., 7.5%, 8/15/23                791
1           Government National Mtg. Assoc., 7.5%, 8/15/29                  1
2,569       Government National Mtg. Assoc., 7.5%, 8/20/27              2,925
1,014       Government National Mtg. Assoc., 8.0%, 8/20/25              1,185
5,241,070.70Government National Mtg. Assoc., , 11/16/51               240,237
46,329      Government National Mtg. Assoc., I, 6.0%, 2/15/29          50,839
125,176     Government National Mtg. Assoc. II, 5.0%, 12/20/18        133,111
362,096     Government National Mtg. Assoc. II, 5.5%, 11/20/34        390,830
142,935     Government National Mtg. Assoc. II, 5.9%, 2/20/28         156,488
251,544     Government National Mtg. Assoc. II, 6.0%, 10/20/34        275,244
70,830      Government National Mtg. Assoc. II, 6.0%, 11/20/33         77,665
24,271      Government National Mtg. Assoc. II, 6.0%, 12/20/18         26,150
62,544      Government National Mtg. Assoc. II, 6.0%, 7/20/19          67,467
11,029      Government National Mtg. Assoc. II, 6.5%, 8/20/28          12,313
4,952       Government National Mtg. Assoc. II, 7.0%, 1/20/31           5,632
26,605      Government National Mtg. Assoc. II, 7.0%, 2/20/29          30,220
15,355      Government National Mtg. Assoc. II, 7.0%, 5/20/26          17,395
175,447     New Valley Generation, 7.299%, 3/15/19                    211,010
250,000     Tennessee Valley Authority, 4.75%, 8/1/13                 276,848
500,000     U.S. Treasury Bonds, 6.25%, 8/15/23                       677,188
350,000     U.S. Treasury Notes, 3.875%, 8/15/40                      361,813
640,000     U.S. Treasury Notes, 4.25%, 5/15/39                       703,600
230,000     U.S. Treasury Notes, 4.5%, 2/15/36                        264,471
555,000     U.S. Treasury Notes, 4.5%, 5/15/38                        638,337
500,000     U.S. Treasury Notes, 6.375%, 8/15/27                      706,406
                                                                    $16,524,478
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost  $15,208,022)                                     $16,524,478

            FOREIGN GOVERNMENT BONDS - 0.4 %
            Banks - 0.4 %
            Diversified Banks - 0.4 %
250,000     Aid-Egypt, 4.45%, 9/15/15                               $ 283,613
            TOTAL FOREIGN GOVERNMENT BOND
            (Cost  $243,707)                                        $ 283,613

            MUNICIPAL BONDS - 1.1 %
            Government - 1.1 %
            Municipal  General - 0.3 %
135,000     State of Illinois, 1.395%, 2/1/11                       $ 134,938
90,000      State of Illinois, 3.321%, 1/1/13                          91,985
                                                                    $ 226,923
            Municipal  Higher Education - 0.8 %
275,000     California State University Revenue, 5.0%, 11/1/39      $ 285,714
275,000     Connecticut State Health & Educational, 5.0%, 7/1/42      293,505
                                                                    $ 579,219
            Total Government                                        $ 806,142
            TOTAL MUNICIPAL BONDS
            (Cost  $766,559)                                        $ 806,142

            SENIOR FLOATING RATE LOAN
            INTERESTS - 11.6 %**
            Energy - 0.1 %
            Oil & Gas Refining & Marketing - 0.1 %
107,839 5.25Pilot Travel Centers LLC, Initial Term Loan, 6/30/16    $ 109,052
            Total Energy                                            $ 109,052
            Materials - 1.6 %
            Diversified Chemical - 0.2 %
69,000  7.50Ineos U.S. Fin. Corp., Sr. Credit Fac.
            Term B2 Loan, 12/16/13                                  $  69,216
69,000  8.00Ineos U.S. Fin. Corp., Sr. Credit Fac.
            Term C2 Loan, 12/16/14                                     69,216
                                                                    $ 138,432
            Metal & Glass Containers - 0.5 %
228,571 5.50BWAY Holding Co., Term B Loan, 3/28/17                  $ 229,086
153,008 6.75Graham Packaging Co., Term C Loan, 4/5/14                 154,346
21,375  5.50ICL Industrial Containers, Term C Loan, 6/17/17            21,423
                                                                    $ 404,855
            Paper Packaging - 0.2 %
30,000  6.00Graham Packaging Co., Term D Loan, 9/9/16               $  30,272
175,410 3.28Graphic Pckg. Intl., Inc., Incremental Term Loan, 5/16/1  173,108
                                                                    $ 203,380
            Precious Metals & Minerals - 0.2 %
150,000 6.25Fairmount Minerals, Ltd., Tranche B Term Loan, 7/11/16  $ 150,844
            Specialty Chemicals - 0.5 %
100,000 6.00Chemtura Corp., Term Facility Loan (DIP), 3/22/11       $ 100,719
250,000 5.50Chemtura Corp., Term Facility Loan, 3/22/11               252,083
                                                                    $ 352,802
            Total Materials                                         $1,250,313
            Capital Goods - 0.9 %
            Aerospace & Defense - 0.6 %
200,000 6.25DynCorp International, Inc., Term Loan, 7/7/16          $ 200,474
250,000 4.50Triumph Group, Inc, Term Loan, 6/16/16                    251,719
                                                                    $ 452,193
            Industrial Conglomerates - 0.3 %
250,000 0.00Tomkins PLC, Term Loan, 9/7/16                          $ 252,577
            Total Capital Goods                                     $ 704,770
            Commercial Services & Supplies - 0.2 %
            Environmental & Facilities Services - 0.2 %
194,472 2.26Synagro Technologies, Inc., 1st Lien Term Loan, 4/2/14  $ 166,456
            Total Commercial Services & Supplies                    $ 166,456
            Transportation - 0.1 %
            Air Freight & Couriers - 0.1 %
19,383  3.29Ceva Group Plc, Addl. Pre-Funded Term Loan, 11/4/13     $  17,324
44,572  3.26Ceva Group Plc, U.S. Dollar Term Loan, 11/4/13             40,059
35,358  3.26Ceva Group Plc, EGL Term Loan, 11/4/13                     31,601
                                                                    $  88,984
            Total Transportation                                    $  88,984
            Automobiles & Components - 0.7 %
            Auto Parts & Equipment - 0.3 %
144,399 3.02Allison Transmission, Term Loan, 8/7/14                 $ 135,871
36,886  2.20Federal Mogul Corp. Tranche C Term Loan, 12/28/15          32,420
72,297  2.20Federal Mogul Corp., Tranche B Term Loan, 12/29/14         63,542
                                                                    $ 231,833
            Automobile Manufacturers - 0.1 %
92,143  3.03Ford Motor Co., Tranche B1 Term Loan, 12/15/13          $  90,501
            Tires & Rubber - 0.2 %
205,000 2.24Goodyear Tire & Rubber Co., 2nd Lien TL, 4/30/14        $ 192,598
            Total Automobiles & Components                          $ 514,932
            Consumer Durables & Apparel - 0.0 %
            Housewares & Specialties - 0.0 %
29,517  3.03Jarden Corp., Term B3 Loan, 1/24/12                     $  29,415
            Total Consumer Durables & Apparel                       $  29,415
            Consumer Services - 0.2 %
            Casinos & Gaming - 0.2 %
31,515  3.05Gateway Casinos & Ent., Term Facility, 9/30/14          $  31,252
155,593 3.05Gateway Casinos & Ent., Term Facility, 9/30/14            154,297
                                                                    $ 185,549
            Total Consumer Services                                 $ 185,549
            Media - 1.1 %
            Broadcasting - 0.2 %
197,477 2.51Univision Comm., Inc., Initial Term Loan, 9/29/14       $ 173,499
            Cable & Satellite - 0.2 %
148,473 2.26Charter Communications, Inc., Term B1 Loan, 3/5/14      $ 145,179
60,383  2.51Knology, Inc., Term Loan, 6/30/12                          60,383
                                                                    $ 205,562
            Movies & Entertainment - 0.4 %
238,333 5.25Christie/AIX, Inc., Term Loan, 3/31/16                  $ 236,843
99,500  4.50Live Nation Entertainment, Term B Loan, 10/20/16           98,422
                                                                    $ 335,265
            Publishing - 0.2 %
149,625 6.75Interactive Data Corp., Term Loan, 1/29/17              $ 151,760
            Total Media                                             $ 866,086
            Food, Beverage & Tobacco - 0.3 %
            Packaged Foods & Meats - 0.3 %
250,000 0.00Reynolds Group Hldgs., Inc., Incremental
            Tranche D Term Loan, 3/16/16                            $ 251,250
            Total Food, Beverage & Tobacco                          $ 251,250
            Household & Personal Products - 0.3 %
            Personal Products - 0.3 %
250,000 0.00NBTY, Inc., Term B Loan, 12/29/17                       $ 252,902
            Total Household & Personal Products                     $ 252,902
            Health Care Equipment & Services - 1.7 %
            Health Care Facilities - 0.7 %
6,554   2.55CHS/Community Hlth. Sys. Inc., DD Term Loan, 7/25/14    $   6,226
127,499 2.55CHS/Cmnty. Hlth. Sys. Inc., Funded Term Loan, 7/25/14     121,124
30,953  2.54HCA, Inc., Tranche B1 Term Loan, 11/18/13                  29,838
74,231  3.54HCA, Inc., Tranche B2 Term Loan, 3/17/17                   71,995
66,511  2.18Psychiatric Solutions, Inc., Term Loan, 7/2/12             66,158
250,000 0.00Universal Hlth. Svcs. Inc., Tranche B Term Loan, 5/16/16  251,465
                                                                    $ 546,806
            Health Care Services - 0.2 %
191,668 2.51Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/10/$ 177,245
            Health Care Supplies - 0.5 %
153,551 3.59Bausch & Lomb, Inc., Parent Term Loan, 4/24/15          $ 147,801
37,236  3.51Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15       35,842
171,033 3.28Biomet, Inc., Dollar Term Loan, 3/25/15                   166,169
                                                                    $ 349,812
            Health Care Technology - 0.3 %
247,560 5.25IMS Health, Inc., Term Loan, 2/26/16                    $ 249,288
            Total Health Care Equipment & Services                  $1,323,151
            Pharmaceuticals & Biotechnology - 0.6 %
            Biotechnology - 0.3 %
59,576  6.00Warner Chilcott Corp., Additional Term Loan, 10/30/14   $  59,390
47,887  6.25Warner Chilcott Corp., Term B2 Loan, 4/30/15               47,965
59,550  6.25Warner Chilcott Corp., Term A Loan, 10/30/14               59,675
28,758  6.25Warner Chilcott Corp., Term B1 Loan, 4/30/15               28,804
                                                                    $ 195,834
            Pharmaceuticals - 0.3 %
250,000 0.00Valeant Pharmaceuticals Intl. Tranche B Term Loan, 6/21/$ 252,559
            Total Pharmaceuticals & Biotechnology                   $ 448,393
            Diversified Financials - 0.5 %
            Investment Banking & Brokerage - 0.1 %
99,500  5.25LPL Holdings, Inc., 2017 Term Loan, 6/28/17             $  99,376
            Specialized Finance - 0.3 %
249,375 4.75MSCI, Inc., Term Loan, 6/1/16                           $ 250,934
            Total Diversified Financials                            $ 350,310
            Insurance - 0.3 %
            Insurance Brokers - 0.3 %
50,082  2.79HUB Intl. Hldgs., Delayed Draw Term Loan, 6/13/14       $  47,453
222,804 2.79HUB Intl. Hldgs., Initial Term Loan, 6/13/14              211,107
                                                                    $ 258,560
            Total Insurance                                         $ 258,560
            Software & Services - 1.0 %
            Data Processing & Outsourced Services - 0.4 %
250,000 5.25Fidelity National Info. Svcs., Inc., Term B Loan, 7/18/1$ 252,210
52,563  3.01First Data Corp., Initial Tranche B-2 Term Loan, 9/24/14   46,380
                                                                    $ 298,590
            Internet Software & Services - 0.3 %
265,000 6.75SAVVIS, Inc., Term Loan, 8/4/16                         $ 265,607
            It Consulting & Other Services - 0.2 %
145,833 2.01Sungard Data Sys., Inc., Tranche A U.S. TL, 2/28/14     $ 141,120
            Systems Software - 0.0 %
46,016  5.25Dealer Computer Service, Term Loan, 4/1/17              $  45,975
            Total Software & Services                               $ 751,292
            Technology Hardware & Equipment - 0.6 %
            Communications Equipment - 0.2 %
207,223 3.02Commscope Inc., Term B Loan, 12/26/14                   $ 205,514
            Electronic Components - 0.4 %
65,176  2.51Flextronics Semiconductor, A1A DD Term Loan, 10/1/14    $  62,113
226,813 2.51Flextronics Semiconductor, Closing Date Loan, 10/1/14     216,153
                                                                    $ 278,266
            Total Technology Hardware & Equipment                   $ 483,780
            Semiconductors - 0.4 %
            Semiconductor Equipment - 0.3 %
259,570 3.63Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14           $ 250,485
            Semiconductors - 0.1 %
100,000 4.75Intersil Corp., Term Loan, 4/27/16                      $ 100,450
            Total Semiconductors                                    $ 350,935
            Telecommunication Services - 0.3 %
            Integrated Telecommunication Services - 0.2 %
11,256  3.26Telesat Canada, Inc., U.S. Term II Loan, 10/31/14       $  10,985
131,039 3.26Telesat Canada, Inc., U.S. Term I Loan, 10/31/14          127,886
                                                                    $ 138,871
            Wireless Telecommunication  Services - 0.1 %
90,000  3.53Intelsat Jackson Holdings, Ltd., Term Loan, 2/1/14      $  84,750
            Total Telecommunication Services                        $ 223,621
            Utilities - 0.4 %
            Electric Utilities - 0.2 %
244,228 3.92Texas Competitive Electric Hldgs.,
            Initial Tranche B2 Term Loan, 10/10/14                  $ 190,070
            Independent Power Producer & Engy.Traders - 0.1 %
107,133 3.17Calpine Corp., 1st Priority Term Loan, 3/29/14          $ 104,879
            Total Utilities                                         $ 294,949
            TOTAL SENIOR FLOATING
            RATE LOAN INTERESTS
            (Cost  $8,807,523)                                      $8,904,700

            TOTAL INVESTMENT IN SECURITIES - 99.8%
            (Cost  $71,134,699) (a)                                 $76,382,331

            OTHER ASSETS AND LIABILITIES - 0.2%                     $ 182,807

            TOTAL NET ASSETS - 100.0%                               $76,565,138

*           Non-Income producing security.

NR          Not rated by either S&P or Moody's.

WR          Withdrawn rating.

FRN

(144A) Security is exempt from registration under Rule (144A)2010, of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from
             registration.  At September 30,
            the value of these securities
            amounted to $6,065,282 or 7.9% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate),
            (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At September 30, 2010, the net unrealized gain on investments based on cost for federal Income tax purposes of $71,134,699 was as follows:

            Aggregate gross unrealized gain for
             all investments in which
            there is an excess of value over tax cost               $6,512,244

            Aggregate gross unrealized loss for
            all investments in which
            there is an excess of tax cost over value                (1,264,612)

            Net unrealized gain                                     $5,247,632

(b)         Debt obligation with a variable interest rate.
            Rate shown is rate at end of period.

(c)         Security is in default and is non-Income producing.



          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities
        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

				Level 1     Level 2   Level 3    Total
Convertible Corporate Bonds       $0     $268,894    $0      $268,894
Preferred Stocks             764,822      149,460     0       914,282
Common Stocks                118,948            0     0       118,948
Asset Backed Securities            0    3,826,913     0     3,826,913
Collateralized Mortgage Oblig      0   13,142,856     0    13,142,856
Corporate Bonds                    0   31,591,505     0    31,591,505
U.S. Government Obligations        0   16,524,478     0    16,524,478
Foreign Government Bonds           0      283,613     0       283,613
Municipal Bonds                    0      806,142     0       806,142
Senior Floating Rate Loans         0    8,904,700     0     8,904,700
 Total                      $883,700  $75,498,561    $0   $76,382,331

            Pioneer Emerging Markets VCT Portfolio
            Schedule of Investments  9/30/10 (unaudited)


 Shares                                                       Value

        PREFERRED STOCKS - 2.7 %
        Transportation - 0.8 %
        Airlines - 0.8 %
 52,107 Tam SA *                                           $ 1,180,792
        Total Transportation                               $ 1,180,792
        Semiconductors - 0.6 %
        Semiconductors - 0.6 %
 1,806  Samsung Electronics Co., Ltd. *                    $  882,236
        Total Semiconductors                               $  882,236
        Utilities - 1.3 %
        Electric Utilities - 1.3 %
 90,984 Cia Paranaense de Energia SA                       $ 1,993,485
        Total Utilities                                    $ 1,993,485
        TOTAL PREFRRED STOCKS
        (Cost  $3,513,490)                                 $ 4,056,513
        COMMON STOCKS - 92.3 %
        Energy - 9.2 %
        Coal & Consumable Fuels - 1.1 %
7,036,50Adaro Energy PT                                    $ 1,599,984
        Integrated Oil & Gas - 1.7 %
 23,211 Lukoil Holding, Ltd., (A.D.R.) *                   $ 1,316,064
 40,512 Petrobras Brasileiro SA (A.D.R.) * (b)               1,329,604
                                                           $ 2,645,668
        Oil & Gas Exploration & Production - 5.0 %
952,100 CNOOC, Ltd.                                        $ 1,848,468
 11,525 Novatek OAO (G.D.R.) *                                990,942
128,351 OGX Petroleo e Gas Participacoes SA *                1,670,482
110,439 Pacific Rubiales Energy Corp. *                      3,111,049
                                                           $ 7,620,941
        Oil & Gas Refining & Marketing - 1.4 %
 79,595 Tupras-Turkiye Petrol Rafinerileri A.S. *          $ 2,132,395
        Total Energy                                       $ 13,998,988
        Materials - 16.9 %
        Construction Materials - 1.5 %
1,103,80PT Indocement Tunggal Prakarsa Tbk                 $ 2,280,418
        Diversified Metals & Mining - 3.2 %
 87,784 Eurasian Natural Resources Corp.                   $ 1,270,480
 17,346 Freeport-McMoRan Copper & Gold, Inc. (Class B)       1,481,175
720,854 Nuevo Grupo Mexico SA                                2,079,888
                                                           $ 4,831,543
        Forest Products - 1.0 %
138,971 Duratex SA *                                       $ 1,493,287
        Gold - 2.2 %
108,096 Gold Fields Ltd.                                   $ 1,635,319
101,588 IAMGOLD Corp.                                        1,799,123
                                                           $ 3,434,442
        Precious Metals & Minerals - 1.5 %
 33,959 Compania de Minas Buenaventura S.A.A.              $ 1,534,268
 47,719 Polymetal OAO *                                       734,873
                                                           $ 2,269,141
        Steel - 7.5 %
 60,325 Cia Siderurgica Nacional SA *                      $ 1,051,471
 47,830 Companhia Vale do Rio Doce *                         1,495,644
 22,114 Kumba Iron Ore, Ltd.                                 1,150,280
236,227 MMX Mineracao e Metals SA *                          1,809,505
110,912 Severstal OAO (G.D.R.) *                             1,640,943
152,887 Vale SA (A.D.R.) (b)                                 4,242,614
                                                           $ 11,390,457
        Total Materials                                    $ 25,699,288
        Capital Goods - 4.3 %
        Construction & Engineering - 1.3 %
1,536,40China Railways Construction Corp. *                $ 2,063,283
        Construction & Farm Machinery & Heavy Trucks - 3.0 %
 10,245 Hyundai Heavy Industries, Ltd. *                   $ 2,942,660
 63,095 Tata Motors, Ltd. *                                  1,554,362
                                                           $ 4,497,022
        Total Capital Goods                                $ 6,560,305
        Automobiles & Components - 7.9 %
        Auto Parts & Equipment - 1.5 %
 10,282 Hyundai Mobis, Ltd. *                              $ 2,317,521
        Automobile Manufacturers - 4.6 %
1,386,00Dongfeng Motor Group *                             $ 2,836,911
 50,570 Kia Motors, Ltd. *                                   1,632,136
393,100 PT ASTRA International TbK                           2,504,341
                                                           $ 6,973,388
        Motorcycle Manufacturers - 1.8 %
 59,014 Bajaj Auto, Ltd.                                   $ 1,945,827
 19,495 Hero Honda Motors, Ltd.                               808,695
                                                           $ 2,754,522
        Total Automobiles & Components                     $ 12,045,431
        Consumer Durables & Apparel - 2.6 %
        Homebuilding - 1.3 %
195,276 MRV Engenharia SA                                  $ 1,875,545
        Household Appliances - 0.9 %
 36,040 Woongjin Coway Co., Ltd. *                         $ 1,404,465
        Textiles - 0.4 %
224,000 Ruentex Industries, Ltd.                           $  658,760
        Total Consumer Durables & Apparel                  $ 3,938,770
        Retailing - 4.0 %
        Apparel Retail - 1.2 %
180,470 Truworths International Limited *                  $ 1,813,784
        Department Stores - 2.8 %
 56,562 Lojas Renner SA *                                  $ 1,922,286
 3,561  Lotte Shopping Co., Ltd. *                           1,486,053
773,600 New World Department Store China, Ltd.                795,664
                                                           $ 4,204,003
        Total Retailing                                    $ 6,017,787
        Food & Drug Retailing - 1.4 %
        Food Retail - 1.4 %
 51,190 X-5 Retail Group NV (G.D.R.) *                     $ 2,047,885
        Total Food & Drug Retailing                        $ 2,047,885
        Food, Beverage & Tobacco - 2.7 %
        Packaged Foods & Meats - 1.2 %
2,186,80Charoen Pokphand Foods Plc *                       $ 1,821,143
        Tobacco - 1.5 %
399,252 ITC, Ltd. *                                        $ 1,593,388
 23,378 Souza Cruz SA                                        1,181,130
                                                           $ 2,774,518
        Total Food, Beverage & Tobacco                     $ 4,595,661
        Household & Personal Products - 4.5 %
        Household Products - 1.2 %
 4,829  LG Household & Health Care, Ltd. *                 $ 1,782,961
        Personal Products - 3.3 %
 1,401  Amorepacific Corp. *                               $ 1,408,021
129,583 Hypermarcas SA *                                     1,988,282
 61,977 Natura Cosmeticos SA                                 1,674,430
                                                           $ 5,070,733
        Total Household & Personal Products                $ 6,853,694
        Pharmaceuticals & Biotechnology - 2.6 %
        Pharmaceuticals - 2.6 %
154,533 Aspen Pharmacare Holdings, Ltd. *                  $ 2,080,481
 91,984 Celltrion, Inc. *                                    1,805,070
                                                           $ 3,885,551
        Total Pharmaceuticals & Biotechnology              $ 3,885,551
        Banks - 19.3 %
        Diversified Banks - 17.7 %
649,110 Asya Katilim Bankasi AS                            $ 1,550,541
106,051 Banco Bradesco SA (A.D.R.) * (b)                     2,161,319
103,472 Banco do Brasil SA                                   1,950,306
 99,150 Banco Itau SA (A.D.R.)                               2,397,447
2,607,50Bank Mandiri TbK                                     2,108,965
2,354,90China Construction Bank, Ltd.                        2,059,281
2,035,50China Minsheng Banking Corp., Ltd. *                 1,823,338
 90,930 Chinatrust Financial Holding Co., Ltd. *               57,390
932,100 CIMB Group Holdings Bhd                              2,465,954
494,210 Grupo Fin Banorte SA                                 1,876,662
 34,922 ICICI Bank, Ltd.                                      869,013
2,025,10Industrial and Commercial Bank of China, Ltd. *      1,505,573
121,800 Kasikornbank *                                        497,220
 16,031 State Bank of India, Ltd. *                          1,163,194
358,225 Turkiye Garanti Bankasi AS                           2,075,060
209,439 Turkiye Halk Bankasi AS                              1,935,036
                                                           $ 26,496,299
        Thrifts & Mortgage Finance - 1.6 %
152,850 Housing Development Finance Corp., Ltd.            $ 2,515,673
        Total Banks                                        $ 29,011,972
        Diversified Financials - 1.0 %
        Specialized Finance - 1.0 %
205,515 Rural Electrification Co., Ltd.                    $ 1,580,306
        Total Diversified Financials                       $ 1,580,306
        Insurance - 1.3 %
        Multi-Line Insurance - 1.3 %
 14,133 Powszechny Zaklad Ubezpieczen SA                   $ 1,989,753
        Total Insurance                                    $ 1,989,753
        Real Estate - 0.7 %
        Real Estate Development - 0.7 %
1,092,00Agile Property Holdings, Ltd. (b)                  $ 1,235,370
        Total Real Estate                                  $ 1,235,370
        Software & Services - 2.7 %
        It Consulting & Other Services - 2.7 %
 32,100 Infosys Technologies, Ltd. (A.D.R.) *              $ 2,160,651
 92,059 Tata Consultancy Services, Ltd. *                    1,905,947
                                                           $ 4,066,598
        Total Software & Services                          $ 4,066,598
        Technology Hardware & Equipment - 3.2 %
        Communications Equipment - 1.0 %
 65,000 HTC Corp. *                                        $ 1,476,342
        Computer Hardware - 1.7 %
1,023,05Compal Electronics, Inc.                           $ 1,227,077
737,342 Wistron Corp.                                        1,346,356
                                                           $ 2,573,433
        Electronic Manufacturing Services - 0.5 %
194,889 Hon Hai Precision Industry Co., Ltd.               $  733,393
        Total Technology Hardware & Equipment              $ 4,783,168
        Semiconductors - 3.1 %
        Semiconductors - 3.1 %
 3,016  Samsung Electronics, Ltd. *                        $ 2,055,272
254,730 Taiwan Semiconductor Manufacturing Co. (A.D.R.) *    2,582,966
                                                           $ 4,638,238
        Total Semiconductors                               $ 4,638,238
        Telecommunication Services - 4.7 %
        Integrated Telecommunication Services - 1.0 %
642,000 Chunghwa Telecom Co., Ltd.                         $ 1,439,664
        Wireless Telecommunication Services - 3.7 %
 54,083 America Movil SAB, Series L (A.D.R.) *             $ 2,884,246
127,000 China Mobile, Ltd.                                   1,298,776
704,000 Taiwan Mobile Co., Ltd. *                            1,455,149
                                                           $ 5,638,171
        Total Telecommunication Services                   $ 7,077,835
        TOTAL COMMON STOCKS
        (Cost  $102,026,246)                               $ 140,026,600
        Temporary Cash Investments - 3.4 %
Principal                                                     Value
Amount (Securities Lending Collateral  - 3.4 % (c )
        Certificates of Deposit:
141,705 Bank of Nova Scotia, 0.37%, 9/29/10                 $      141,705
99,193  BBVA Group NY, 0.56%, 7/26/11                                99,193
141,705 BNP Paribas Bank NY, 0.38%, 11/8/10                        141,705
70,852  DNB Nor Bank ASA NY, 0.27%, 11/10/10                         70,852
141,705 Nordea NY,  0.5%, 12/10/10                                 141,705
141,705 RoboBank Netherland NV NY, 0.44%, 8/8/11                   141,705
141,705 Royal Bank of Canada NY, 0.26%, 1/21/11                    141,705
141,705 SocGen NY,  0.34%, 11/10/10                                141,705
70,852  Svenska NY,  0.275%, 11/12/10                                70,852
                                                            $   1,091,127

        Commercial Paper:
85,023  American Honda Finance, 0.28%, 5/4/11               $        85,023
57,002  American Honda Finance, 1.04%, 6/20/11                       57,002
52,135  Australia & New Zealand Banking Group, 1.04%, 8/4/11         52,130
144,639 Caterpillar Financial Services Corp., 1.04%, 6/24/11       144,639
155,875 CBA, 0.31%, 1/3/11                                         155,875
28,337  CHARFD, 0.38%, 10/15/10                                      28,337
99,130  CHARFD, 0.31%, 12/14/10                                      99,130
56,677  CLIPPR, 0.45%, 10/8/10                                       56,677
84,982  CLIPPR, 0.28%, 12/1/10                                       84,982
45,750  CLIPPR, 0.45%, 10/8/10                                       45,750
79,262  FAIRPP, 0.3%, 11/9/10                                        79,262
56,656  FASCO, 0.27%, 12/1/10                                        56,656
141,724 Federal Home Loan Bank, 0.37%, 6/1/11                      141,724
70,848  GE Corp., 0.55%, 1/26/11                                     70,848
14,162  General Electric Capital Corp., 0.37%, 6/6/11                14,162
15,338  General Electric Capital Corp., 0.59%, 10/6/10               15,338
15,446  General Electric Capital Corp., 0.62%, 10/21/10              15,446
56,656  OLDLLC, 0.27%, 12/1/10                                       56,656
77,627  OLDLLC, 0.27%, 12/2/10                                       77,627
113,335 SANTANDER, 0.43%, 10/22/10                                 113,335
28,338  SRCPP, 0.38%, 10/12/10                                       28,338
70,817  SRCPP, 0.27%, 12/6/10                                        70,817
42,510  STRAIT, 0.36%, 10/4/10                                       42,510
106,288 STRAIT, 0.25%, 12/8/10                                     106,288
70,844  TBLLC, 0.38%, 10/12/10                                       70,844
70,819  TBLLC, 0.27%, 12/2/10                                        70,819
141,705 Toyota Motor Credit Corp., 0.44%, 9/8/11                   141,705
141,672 VARFUN, 0.35%, 10/25/10                                    141,672
85,026  Wachovia, 0.39%, 3/22/11                                     85,026
141,705 Westpac, 0.5%, 07/29/11                                    141,705
56,678  WFC, 0.37%, 12/2/10                                          56,678
                                                            $   2,407,001

        Tri-party Repurchase Agreements:
103,206 Barclays Capital Markets,  0.2%, 10/1/10            $      103,206
566,818 Deutsche Bank Securities, Inc., 0.25%, 10/1/10             566,818
141,705 HSBC Bank USA NA, 0.25% 10/1/10                            141,705
85,023  JPMorgan, Inc., 0.22%, 10/1/10                               85,023
141,705 RBS Securities, Inc., 0.25%, 10/1/10                       141,705
                                                            $   1,038,457
 Shares Money Market Mutual Funds:
141,705 BlackRock Liquidity Temporary Cash Fund             $      141,705
141,705 Dreyfus Preferred Money Market Fund                        141,705
141,705 Fidelity Prime Money Market Fund                           141,705
                                                            $      425,115

        Total Securities Lending Collateral                 $   4,961,700
        TOTAL TEMPORARY CASH INVESTMENTS
        (Cost  $4,961,700)                                  $   4,961,700
        TOTAL INVESTMENT IN SECURITIES - 98.3 %
        (Cost  $110,501,436) (a)                           $ 149,044,813
        OTHER ASSETS AND LIABILITIES - 1.7 %               $ 2,638,819
        TOTAL NET ASSETS - 100.0 %                         $ 151,683,632

(A.D.R.)American Depositary Receipt

(G.D.R.)Global Depositary Receipt

   *    Non-income producing security.

  (a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $117,249,891 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost          $ 36,777,350

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value            (4,982,428)

        Net unrealized gain                                $ 31,794,922

  (b)   At September 30, 2010, the following securities were out on loan:

 Shares Description                                            Value
      56Agile Property Holdings, Ltd.                      $ 640,812
      10Banco Bradesco SA (A.D.R.) *                         2,137,862
        Petrobras Brasileiro SA (A.D.R.) *                   1,312,800
        Vale SA (A.D.R.)                                     2,202,290
        Total                                              $    6,293,764

  (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.


            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                              Level 1    Level 2   Level 3    Total
Preferred Stocks            $3,174,277 	$882,236   $0  	$4,056,513
Common Stocks               49,069,439 	90,957,161  0   140,026,600
Temporary Cash Investments    0       	4,536,585   0     4,536,585
Money Market Mutual Funds    425,115    0           0       425,115
Total                       $52,668,831 $96,375,982 $0	$149,044,813

Pioneer Equity-Income VCT Portfolio
Schedule of Investments  9/30/10


  Shares                                                              Value
            COMMON STOCKS - 99.3 %
            Energy - 11.2 %
            Integrated Oil & Gas - 7.0 %
    22,874  Chevron Corp.                                           $ 1,853,938
    32,399  ConocoPhillips                                            1,860,675
    83,587  Marathon Oil Corp.                                        2,766,730
   107,788  QEP Resources, Inc.                                       3,248,730
                                                                    $ 9,730,073
            Oil & Gas Drilling - 1.1 %
    39,131  Helmerich & Payne Inc.                                  $ 1,583,240
            Oil & Gas Exploration & Production - 1.8 %
    71,463  EQT Corp.                                               $ 2,576,956
            Oil & Gas Storage & Transportation - 1.3 %
    80,396  Spectra Energy Corp.                                    $ 1,812,930
            Total Energy                                            $ 15,703,199
            Materials - 9.3 %
            Diversified Chemical - 1.7 %
    52,988  E.I. du Pont de Nemours and Co.                         $ 2,364,325
            Diversified Metals & Mining - 2.3 %
    41,983  Compass Minerals International, Inc.                    $ 3,216,737
            Paper Packaging - 0.7 %
    31,256  Sonoco Products Co.                                     $ 1,045,201
            Specialty Chemicals - 3.2 %
   138,540  Valspar Corp.                                           $ 4,412,499
            Steel - 1.4 %
    24,626  Carpenter Technology Corp.                              $  830,142
    31,306  Nucor Corp. (b)                                           1,195,889
                                                                    $ 2,026,031
            Total Materials                                         $ 13,064,793
            Capital Goods - 11.6 %
            Aerospace & Defense - 2.7 %
    14,301  Lockheed Martin Corp.                                   $ 1,019,375
    16,680  Northrop Grumman Corp.                                    1,011,308
    23,671  United Technologies Corp.                                 1,686,085
                                                                    $ 3,716,768
            Construction & Farm Machinery & Heavy Trucks - 2.5 %
    73,598  PACCAR, Inc.                                            $ 3,543,744
            Electrical Component & Equipment - 3.0 %
    79,744  Emerson Electric Co.                                    $ 4,199,319
            Industrial Machinery - 3.4 %
    27,905  Gorman-Rupp Co.                                         $  769,062
    18,508  Illinois Tool Works, Inc.                                  870,246
    29,718  Snap-On Inc.                                              1,382,184
    46,029  The Timken Co.                                            1,765,672
                                                                    $ 4,787,164
            Total Capital Goods                                     $ 16,246,995
            Commercial Services & Supplies - 1.0 %
            Office Services & Supplies - 1.0 %
    49,530  Mine Safety Appliances Co.                              $ 1,342,263
            Total Commercial Services & Supplies                    $ 1,342,263
            Transportation - 1.0 %
            Railroads - 1.0 %
    13,036  CSX Corp.                                               $  721,152
    12,531  Norfolk Southern Corp.                                     745,720
                                                                    $ 1,466,872
            Total Transportation                                    $ 1,466,872
            Automobiles & Components - 2.9 %
            Auto Parts & Equipment - 2.9 %
   133,849  Johnson Controls, Inc.                                  $ 4,082,390
            Total Automobiles & Components                          $ 4,082,390
            Consumer Durables & Apparel - 1.5 %
            Apparel, Accessories & Luxury Goods - 1.5 %
    26,565  VF Corp.                                                $ 2,152,296
            Total Consumer Durables & Apparel                       $ 2,152,296
            Consumer Services - 1.1 %
            Leisure Facilities - 1.1 %
   115,764  Cedar Fair, L.P.                                        $ 1,533,873
            Total Consumer Services                                 $ 1,533,873
            Media - 0.8 %
            Publishing - 0.8 %
    31,209  Reed Elsevier Plc                                       $ 1,053,304
            Total Media                                             $ 1,053,304
            Retailing - 2.4 %
            Distributors - 1.4 %
    43,349  Genuine Parts Co.                                       $ 1,932,932
            Home Improvement Retail - 1.0 %
    62,888  Lowe's Companies, Inc.                                  $ 1,401,774
            Total Retailing                                         $ 3,334,706
            Food & Drug Retailing - 1.4 %
            Drug Retail - 0.4 %
    18,594  Walgreen Co.                                            $  622,899
            Food Distributors - 1.0 %
    47,090  Sysco Corp.                                             $ 1,343,007
            Total Food & Drug Retailing                             $ 1,965,906
            Food Beverage & Tobacco - 6.6 %
            Packaged Foods & Meats - 6.6 %
    49,654  General Mills, Inc.                                     $ 1,814,357
    65,652  H.J. Heinz Co., Inc.                                      3,109,935
    55,367  Hershey Foods Corp. (b)                                   2,634,916
    55,020  Sara Lee Corp.                                             738,919
    15,288  The J.M. Smucker Co.                                       925,383
                                                                    $ 9,223,510
            Total Food Beverage & Tobacco                           $ 9,223,510
            Household & Personal Products - 3.4 %
            Household Products - 3.4 %
    29,269  Clorox Co.                                              $ 1,953,998
    36,167  Colgate-Palmolive Co.                                     2,779,796
                                                                    $ 4,733,794
            Total Household & Personal Products                     $ 4,733,794
            Health Care Equipment & Services - 1.7 %
            Health Care Equipment - 1.7 %
    50,056  Baxter International, Inc.                              $ 2,388,172
            Total Health Care Equipment & Services                  $ 2,388,172
            Pharmaceuticals & Biotechnology - 7.0 %
            Pharmaceuticals - 7.0 %
    47,435  Abbott Laboratories, Inc.                               $ 2,478,004
    83,881  Bristol-Myers Squibb Co.                                  2,274,014
    43,532  Eli Lilly & Co.                                           1,590,224
    58,944  Merck & Co., Inc.                                         2,169,729
    78,968  Pfizer, Inc.                                              1,355,881
                                                                    $ 9,867,852
            Total Pharmaceuticals & Biotechnology                   $ 9,867,852
            Banks - 4.1 %
            Diversified Banks - 2.4 %
   115,190  U.S. Bancorp                                            $ 2,490,408
    37,231  Wells Fargo  & Co.                                         935,057
                                                                    $ 3,425,465
            Regional Banks - 1.2 %
    67,767  SunTrust Banks, Inc.                                    $ 1,750,422
            Thrifts & Mortgage Finance - 0.5 %
    39,209  New York Community Bancorp Inc. (b)                     $  637,146
            Total Banks                                             $ 5,813,033
            Diversified Financials - 4.2 %
            Asset Management & Custody Banks - 2.8 %
    23,291  Northern Trust Corp.                                    $ 1,123,558
    35,679  T. Rowe Price Associates, Inc.                            1,786,269
    38,645  The Bank of New York Mellon Corp.                         1,009,794
                                                                    $ 3,919,621
            Consumer Finance - 0.9 %
    30,418  American Express Co.                                    $ 1,278,469
            Diversified Finance Services - 0.5 %
    16,734  J.P. Morgan Chase & Co.                                 $  637,063
            Total Diversified Financials                            $ 5,835,153
            Insurance - 5.8 %
            Life & Health Insurance - 1.3 %
    35,664  Aflac, Inc.                                             $ 1,844,185
            Property & Casualty Insurance - 4.5 %
    63,437  Chubb Corp.                                             $ 3,615,275
    39,891  Cincinnati Financial Corp. (b)                            1,150,855
    30,127  The Traveler Companies, Inc.                              1,569,617
                                                                    $ 6,335,747
            Total Insurance                                         $ 8,179,932
            Real Estate - 2.3 %
            Office Real Estate Investment Trusts - 0.7 %
    14,657  Alexandria Real Estate Equities, Inc. (b)               $ 1,025,990
            Retail Real Estate Investment Trusts - 0.5 %
    17,745  Regency Centers Corp. (b)                               $  700,395
            Specialized Real Estate Investment Trusts - 1.1 %
    38,827  Nationwide Health Properties, Inc.                      $ 1,501,440
            Total Real Estate                                       $ 3,227,825
            Software & Services - 0.5 %
            Data Processing & Outsourced Services - 0.5 %
    15,619  Automatic Data Processing, Inc.                         $  656,467
            Total Software & Services                               $  656,467
            Technology Hardware & Equipment - 0.8 %
            Computer Hardware - 0.8 %
    26,274  Hewlett-Packard Co.                                     $ 1,105,347
            Total Technology Hardware & Equipment                   $ 1,105,347
            Semiconductors - 5.1 %
            Semiconductor Equipment - 0.4 %
    46,579  Applied Materials, Inc.                                 $  544,043
            Semiconductors - 4.7 %
    62,195  Analog Devices, Inc.                                    $ 1,951,679
    68,505  Intel Corp.                                               1,317,351
    77,266  Microchip Technology, Inc. (b)                            2,430,016
    34,561  Xilinx, Inc.                                               919,668
                                                                    $ 6,618,714
            Total Semiconductors                                    $ 7,162,757
            Telecommunication Services - 4.2 %
            Integrated Telecommunication Services - 4.2 %
    46,947  AT&T Corp.                                              $ 1,342,684
    67,822  CenturyLink, Inc.                                         2,676,256
    12,608  Frontier Communications Corp.                              103,007
    52,523  Verizon Communications, Inc.                              1,711,725
                                                                    $ 5,833,672
            Total Telecommunication Services                        $ 5,833,672
            Utilities - 9.4 %
            Electric Utilities - 2.8 %
    23,836  DPL, Inc.                                               $  622,835
    78,487  Duke Energy Corp.                                         1,390,005
    52,743  Southern Co.                                              1,964,149
                                                                    $ 3,976,989
            Gas Utilities - 3.8 %
    61,335  AGL Resources, Inc.                                     $ 2,352,811
    20,079  National Fuel Gas Co.                                     1,040,293
   107,788  Questar Corp.                                             1,889,524
                                                                    $ 5,282,628
            Multi-Utilities - 2.8 %
    82,118  NSTAR                                                   $ 3,231,343
    13,010  Wisconsin Energy Corp.                                     751,978
                                                                    $ 3,983,321
            Total Utilities                                         $ 13,242,938
            TOTAL COMMON STOCKS
           (Cost  $102,766,765)                                 $ 139,217,049
  Principal TEMPORARY CASH INVESTMENTS                                 Value
  Amount ($)Securities Lending Collateral  - 4.3% (c)
            Certificates of Deposit:
   173,141  Bank of Nova Scotia, 0.37%, 9/29/10                     $  173,141
   121,199  BBVA Group NY, 0.56%, 7/26/11                              121,199
   173,141  BNP Paribas Bank NY, 0.38%, 11/8/10                        173,141
    86,570  DNB Nor Bank ASA NY, 0.27%, 11/10/10                        86,570
   173,141  Nordea NY,  0.5%, 12/10/10                                 173,141
   173,141  RoboBank Netherland NV NY, 0.44%, 8/8/11                   173,141
   173,141  Royal Bank of Canada NY, 0.26%, 1/21/11                    173,141
   173,141  SocGen NY,  0.34%, 11/10/10                                173,141
    86,570  Svenska NY,  0.275%, 11/12/10                               86,570
                                                                    $ 1,333,185

            Commercial Paper:
   103,885  American Honda Finance, 0.28%, 5/4/11                   $  103,885
    69,647  American Honda Finance, 1.04%, 6/20/11                      69,647
    63,701  Australia & New Zealand Banking Group, 1.04%, 8/4/11        63,701
   176,726  Caterpillar Financial Services Corp., 1.04%, 6/24/11       176,726
   190,455  CBA, 0.31%, 1/3/11                                         190,455
    34,623  CHARFD, 0.38%, 10/15/10                                     34,623
   121,121  CHARFD, 0.31%, 12/14/10                                    121,121
    69,250  CLIPPR, 0.45%, 10/8/10                                      69,250
   103,835  CLIPPR, 0.28%, 12/1/10                                     103,835
    55,899  CLIPPR, 0.45%, 10/8/10                                      55,899
    96,846  FAIRPP, 0.3%, 11/9/10                                       96,846
    69,225  FASCO, 0.27%, 12/1/10                                       69,225
   173,164  Federal Home Loan Bank, 0.37%, 6/1/11                      173,164
    86,566  GE Corp., 0.55%, 1/26/11                                    86,566
    17,303  General Electric Capital Corp., 0.37%, 6/6/11               17,303
    18,741  General Electric Capital Corp., 0.59%, 10/6/10              18,741
    18,872  General Electric Capital Corp., 0.62%, 10/21/10             18,872
    69,225  OLDLLC, 0.27%, 12/1/10                                      69,225
    94,848  OLDLLC, 0.27%, 12/2/10                                      94,848
   138,478  SANTANDER, 0.43%, 10/22/10                                 138,478
    34,624  SRCPP, 0.38%, 10/12/10                                      34,624
    86,528  SRCPP, 0.27%, 12/6/10                                       86,528
    51,941  STRAIT, 0.36%, 10/4/10                                      51,941
   129,867  STRAIT, 0.25%, 12/8/10                                     129,867
    86,560  TBLLC, 0.38%, 10/12/10                                      86,560
    86,530  TBLLC, 0.27%, 12/2/10                                       86,530
   173,141  Toyota Motor Credit Corp., 0.44%, 9/8/11                   173,141
   173,101  VARFUN, 0.35%, 10/25/10                                    173,101
   103,889  Wachovia, 0.39%, 3/22/11                                   103,889
   173,141  Westpac, 0.5%, 07/29/11                                    173,141
    69,252  WFC, 0.37%, 12/2/10                                         69,252
                                                                    $ 2,940,984

            Tri-party Repurchase Agreements:
   126,102  Barclays Capital Markets,  0.2%, 10/1/10                $  126,102
   692,564  Deutsche Bank Securities, Inc., 0.25%, 10/1/10             692,564
   173,141  HSBC Bank USA NA, 0.25% 10/1/10                            173,141
   103,885  JPMorgan, Inc., 0.22%, 10/1/10                             103,885
   173,141  RBS Securities, Inc., 0.25%, 10/1/10                       173,141
                                                                    $ 1,268,833
   Shares   Money Market Mutual Funds
   173,141  BlackRock Liquidity Temporary Cash Fund                 $  173,141
   173,141  Dreyfus Preferred Money Market Fund                        173,141
   173,142  Fidelity Prime Money Market Fund                           173,142
                                                                    $  519,424
          Total Securities Lending Collateral                     $ 6,062,426
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $6,062,426)                                      $ 6,062,426
            TOTAL INVESTMENT IN SECURITIES - 103.6%
         (Cost  $108,829,071) (a)                                $ 145,279,475
         OTHER ASSETS AND LIABILITIES - (3.6)%                   $ -5,031,670
         TOTAL NET ASSETS - 100.0%                               $ 140,247,805


  (A.D.R.)  American Depositary Receipt.

        *   Non-income producing security.

      (a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $108,934,057 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost               $ 41,746,806

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value                 -5,401,388

            Net unrealized gain                                     $ 36,345,418

      (b)   At September 30, 2010, the following securities were out on loan:

   Shares                           Security                           Value
     4,900  Alexandria Real Estate Equities, Inc.                   $ 343,000
     1,737  Cincinnati Financial Corp.                                 59,720
    20,000  Hershey Foods Corp.                                       951,800
    75,000  Microchip Technology, Inc.                              2,374,475
    38,400  New York Community Bancorp Inc.                           624,000
    24,200  Nucor Corp.                                               924,440
    17,300  Regency Centers Corp.                                     682,831
            Total                                                 $ 5,960,266

      (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.


         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                              Level 1    Level 2  Level 3    Total
Common Stocks             $132,217,049	     $0       $0     $139,217,049
Temporary Cash Investments           0   5,543,002    0          5,543,002
Money market Mutual Funds      519,424     0          0            519,424
 Total                    $139,736,473  $ 5,543,002  $0      $145,279,475


Pioneer Growth Opportunities VCT
Schedule of Investments  9/30/10

Shares                                                           Value

           COMMON STOCKS - 96.2 %
           Energy - 3.9 %
           Oil & Gas Equipment & Services - 2.5 %
107,700    Exterran Holdings, Inc. * (b)                      $2,445,867
 82,078    Newpark Resources, Inc. *                             689,455
                                                              $3,135,322
           Oil & Gas Exploration & Production - 1.4 %
 37,041    Carrizo Oil & Gas, Inc. * (b)                      $  886,762
  8,900    Whiting Petroleum Corp. *                             955,100
                                                              $1,841,862
           Total Energy                                       $4,977,184
           Materials - 2.7 %
           Diversified Metals & Mining - 1.5 %
138,400    Globe Specialty Metals, Inc. *                     $1,943,136
           Fertilizers & Agricultural Chemicals - 1.2 %
 15,600    CF Industries Holdings, Inc.                       $1,489,800
           Total Materials                                    $3,432,936
           Capital Goods - 10.8 %
           Aerospace & Defense - 5.3 %
 38,500    DigitalGlobe, Inc. *                               $1,170,400
 76,800    Hexcel Corp. *                                      1,366,270
153,400    Orbital Sciences Corp. *                            2,347,020
 30,278    TransDigm Group, Inc. *                             1,878,750
                                                              $6,762,440
           Construction & Engineering - 2.0 %
 51,600    KBR, Inc.                                          $1,271,424
 79,115    MYR Group, Inc. * (b)                               1,296,695
                                                              $2,568,119
           Electrical Component & Equipment - 1.1 %
 48,000    Polypore International, Inc. * (b)                 $1,447,680
           Industrial Machinery - 1.4 %
 56,400    Altra Holdings, Inc. *                             $  830,772
 28,500    Kennametal, Inc.                                      881,505
                                                              $1,712,277
           Trading Companies & Distributors - 1.0 %
 75,200    Titan Machinery, Inc. * (b)                        $1,225,760
           Total Capital Goods                                $13,716,276
           Commercial Services & Supplies - 3.8 %
           Diversified Support Services - 1.9 %
 28,452    Copart, Inc. *                                     $  938,062
 68,200    Healthcare Services Group, Inc. (b)                 1,554,278
                                                              $2,492,340
           Office Services & Supplies - 0.4 %
 36,500    Sykes Enterprises, Inc. *                          $  495,670
           Research & Consulting Services - 1.5 %
 38,800    CoStar Group, Inc. * (b)                           $1,889,948
           Total Commercial Services & Supplies               $4,877,958
           Transportation - 2.6 %
           Air Freight & Couriers - 1.0 %
 80,300    UTI Worldwide, Inc.                                $1,291,224
           Airlines - 0.6 %
 16,300    Allegiant Travel Co. (b)                           $  689,816
           Marine Ports & Services - 1.0 %
 76,900    Aegean Marine Petroleum Network, Inc.              $1,279,616
           Total Transportation                               $3,260,656
           Consumer Durables & Apparel - 4.0 %
           Apparel, Accessories & Luxury Goods - 1.8 %
 34,600    Carter's, Inc. *                                   $  911,018
 26,300    The Warnaco Group, Inc. *                           1,344,719
                                                              $2,255,737
           Footwear - 0.5 %
 22,400    Wolverine World Wide, Inc.                         $  649,824
           Housewares & Specialties - 0.9 %
 25,800    Tupperware Brands Corp.                            $1,180,608
           Leisure Products - 0.8 %
187,100    Leapfrog Enterprises, Inc. * (b)                   $1,025,308
           Total Consumer Durables & Apparel                  $5,111,477
           Consumer Services - 1.7 %
           Casinos & Gaming - 1.7 %
 88,000    Scientific Games Corp. *                           $  853,600
 34,900    WMS Industries, Inc. *                              1,328,643
                                                              $2,182,243
           Total Consumer Services                            $2,182,243
           Media - 0.8 %
           Movies & Entertainment - 0.8 %
207,770    CKX, Inc. *                                        $1,018,073
           Total Media                                        $1,018,073
           Retailing - 4.0 %
           Apparel Retail - 1.5 %
 29,000    Citi Trends, Inc. *                                $  702,090
 27,700    Gymboree Corp. *                                    1,150,658
                                                              $1,852,748
           Automotive Retail - 0.5 %
 14,900    Monro Muffler Brake, Inc.                          $  687,039
           General Merchandise Stores - 0.5 %
 15,300    Family Dollar Stores, Inc.                         $  675,648
           Internet Retail - 1.5 %
191,300    Orbitz Worldwide, Inc. *                           $1,205,190
118,000    Vitacost.com, Inc. * (b)                              709,180
                                                              $1,914,370
           Total Retailing                                    $5,129,805
           Food, Beverage & Tobacco - 3.1 %
           Packaged Foods & Meats - 2.5 %
128,600    Chiquita Brands International, Inc. * (b)          $1,702,664
 47,400    Green Mountain Coffee Roasters, Inc * (b)           1,478,406
                                                              $3,181,070
           Soft Drinks - 0.6 %
209,800    Heckmann Corp. * (b)                               $  818,220
           Total Food, Beverage & Tobacco                     $3,999,290
           Health Care Equipment & Services - 16.5 %
           Health Care Distributors - 1.1 %
 22,500    Henry Schein, Inc. *                               $1,318,050
           Health Care Equipment - 4.9 %
129,630    Abiomed, Inc. * (b)                                $1,375,374
 40,480    ArthroCare Corp. * (b)                              1,100,246
113,324    DexCom, Inc. *                                      1,498,140
 46,100    Insulet Corp. * (b)                                   651,854
 73,800    MAKO Surgical Corp. *                                 707,004
 10,000    Masimo Corp. *                                        273,100
  9,100    NuVasive, Inc. *                                      319,730
 18,000    Thoratec Corp. *                                      665,640
                                                              $6,591,088
           Health Care Services - 6.3 %
 46,472    Air Methods Corp. *                                $1,932,310
 36,200    Catalyst Health Solutions, Inc. *                   1,274,600
 15,000    DaVita, Inc. *                                      1,035,450
 22,900    HMS Holdings Corp. *                                1,349,726
 41,639    IPC The Hospitalist Co., Inc. * (b)                 1,137,577
 53,250    Lincare Holdings, Inc. (b)                          1,336,043
                                                              $8,065,706
           Health Care Supplies - 3.6 %
 78,400    AGA Medical Holdings, Inc. * (b)                   $1,094,464
 51,100    Alere, Inc. *                                       1,580,523
 32,100    Haemonetics Corp. *                                 1,878,813
                                                              $4,553,800
           Health Care Technology - 0.6 %
 37,700    MedAssets, Inc. * (b)                              $  793,208
           Total Health Care Equipment & Services             $21,321,852
           Pharmaceuticals & Biotechnology - 6.4 %
           Biotechnology - 4.0 %
 19,900    Alexion Pharmaceuticals, Inc. *                    $1,280,764
 62,600    BioMarin Pharmaceutical, Inc. * (b)                 1,399,110
 79,700    Cubist Pharmaceuticals, Inc. *                      1,864,183
 32,400    Myriad Genetics, Inc. *                               531,684
                                                              $5,075,741
           Life Sciences Tools & Services - 0.9 %
 48,400    Parexel International Corp. *                      $1,119,492
           Pharmaceuticals - 1.5 %
 31,389    Ardea Biosciences, Inc. *                          $  721,947
204,156    Cardiome Pharma Corp. *                             1,245,352
                                                              $1,967,299
           Total Pharmaceuticals & Biotechnology              $8,162,532
           Banks - 0.6 %
           Regional Banks - 0.6 %
 40,400    Home Bancshares, Inc.                              $  820,930
           Total Banks                                        $  820,930
           Diversified Financials - 2.4 %
           Consumer Finance - 0.8 %
 52,057    Ezcorp, Inc. *                                     $1,043,222
           Investment Banking & Brokerage - 0.8 %
 71,620    E*Trade Financial Corp. *                          $1,043,503
           Specialized Finance - 0.8 %
 29,400    MSCI, Inc. *                                       $  976,374
           Total Diversified Financials                       $3,063,099
           Insurance - 0.7 %
           Property & Casualty Insurance - 0.7 %
 28,800    Axis Capital Holdings, Ltd.                        $  948,672
           Total Insurance                                    $  948,672
           Real Estate - 0.9 %
           Real Estate Services - 0.9 %
 38,100    Altisource Portfolio Solutions SA *                $1,161,669
           Total Real Estate                                  $1,161,669
           Software & Services - 21.8 %
           Application Software - 10.8 %
 89,766    Aspen Technology, Inc. *                           $  930,873
 53,300    Blackboard, Inc. * (b)                              1,920,932
 65,400    Bottomline Technologies, Inc. *                     1,004,544
 17,473    Concur Technologies, Inc. * (b)                       863,865
 33,900    Informatica Corp. * (b)                             1,302,099
 82,200    Nuance Communications, Inc. *                       1,285,608
 94,325    Solarwinds, Inc. * (b)                              1,628,050
 32,300    Solera Holdings, Inc.                               1,426,368
 27,967    The Ultimate Software Group, Inc. * (b)             1,080,645
 44,751    TIBCO Software, Inc. *                                793,883
170,839    TiVo, Inc. * (b)                                    1,547,801
                                                              $13,784,668
           Internet Software & Services - 5.5 %
 49,500    Archipelago Learning, Inc. *                       $  592,515
 35,698    Art Technology Group, Inc. *                          147,430
 57,378    Dealertrack Holdings, Inc. *                          980,016
 89,800    Dice Holdings, Inc. *                                 761,504
 30,100    LogMeIn, Inc. * (b)                                 1,082,998
 27,943    SPS Commerce, Inc. *                                  358,229
 55,800    VistaPrint NV * (b)                                 2,156,670
 53,072    Vocus, Inc. *                                         980,771
                                                              $7,060,133
           It Consulting & Other Services - 3.3 %
 45,800    Gartner Group, Inc. *                              $1,348,352
117,900    Sapient Corp.                                       1,411,263
142,000    Virtusa Corp. *                                     1,375,980
                                                              $4,135,595
           Systems Software - 2.2 %
109,313    DemandTec, Inc. * (b)                              $1,028,635
 27,200    Fortinet, Inc. * (b)                                  680,000
 62,500    Radiation Systems, Inc. *                           1,068,750
                                                              $2,777,385
           Total Software & Services                          $27,757,781
           Technology Hardware & Equipment - 3.3 %
           Communications Equipment - 1.6 %
 71,536    Finisar Corp. * (b)                                $1,344,161
 25,600    Polycom, Inc. *                                       698,368
                                                              $2,042,529
           Electronic Equipment & Instruments - 1.2 %
 58,500    Flir Systems, Inc. *                               $1,503,450
           Electronic Manufacturing Services - 0.5 %
 71,100    TTM Technologies, Inc. *                           $  696,069
           Total Technology Hardware & Equipment              $4,242,048
           Semiconductors - 4.8 %
182,700    Anadigics, Inc. *                                  $1,112,643
 26,400    Hittite Microwave Corp. *                           1,257,960
 64,000    Microsemi Corp. *                                   1,097,600
 48,831    Netlogic Microsystems, Inc. *                       1,346,759
172,100    PMC - Sierra, Inc. *                                1,266,656
                                                              $6,081,618
           Total Semiconductors                               $6,081,618
           Utilities - 1.3 %
           Independent Power Producer & Energy Traders - 1.3 %
129,900    Calpine Corp. *                                    $1,616,611
           Total Utilities                                    $1,616,611
           TOTAL COMMON STOCKS
           (Cost  $100,017,847)                               $122,882,710

           EXCHANGE TRADED FUND - 1.4 %
           Diversified Financials - 1.4 %
           Multi-Sector Holding - 1.4 %
 23,300    iShares Russell 2000 Growth (ETF) (b)              $1,741,440
           TOTAL EXCHANGE TRADED FUND
           (Cost  $1,594,492)                                 $1,741,440

           TEMPORARY CASH INVESTMENTS - 18.4 %
           Securities Lending Collateral  - 18.4 % (c)
           Certificates of Deposit:
669,673    Bank of Nova Scotia, 0.37%, 9/29/10                $  669,673
468,771    BBVA Group NY, 0.56%, 7/26/11                         468,771
669,673    BNP Paribas Bank NY, 0.38%, 11/8/10                   669,673
334,836    DNB Nor Bank ASA NY, 0.27%, 11/10/10                  334,836
669,673    Nordea NY,  0.5%, 12/10/10                            669,673
669,673    RoboBank Netherland NV NY, 0.44%, 8/8/11              669,673
669,673    Royal Bank of Canada NY, 0.26%, 1/21/11               669,673
669,673    SocGen NY,  0.34%, 11/10/10                           669,673
334,836    Svenska NY,  0.275%, 11/12/10                         334,836
                                                              $5,156,481
           Commercial Paper:
401,804    American Honda Finance, 0.28%, 5/4/11              $  401,804
269,381    American Honda Finance, 1.04%, 6/20/11                269,381
246,383    Australia & New Zealand Banking Group, 1.04%, 8/4/11  246,383
683,539    Caterpillar Financial Services Corp., 1.04%, 6/24/11  683,539
736,640    CBA, 0.31%, 1/3/11                                    736,640
133,915    CHARFD, 0.38%, 10/15/10                               133,915
468,472    CHARFD, 0.31%, 12/14/10                               468,472
267,846    CLIPPR, 0.45%, 10/8/10                                267,846
401,613    CLIPPR, 0.28%, 12/1/10                                401,613
216,207    CLIPPR, 0.45%, 10/8/10                                216,207
374,580    FAIRPP, 0.3%, 11/9/10                                 374,580
267,746    FASCO, 0.27%, 12/1/10                                 267,746
669,763    Federal Home Loan Bank, 0.37%, 6/1/11                 669,763
334,817    GE Corp., 0.55%, 1/26/11                              334,817
 66,925    General Electric Capital Corp., 0.37%, 6/6/11          66,925
 72,486    General Electric Capital Corp., 0.59%, 10/6/10         72,486
 72,994    General Electric Capital Corp., 0.62%, 10/21/10        72,994
267,746    OLDLLC, 0.27%, 12/1/10                                267,746
366,850    OLDLLC, 0.27%, 12/2/10                                366,850
535,604    SANTANDER, 0.43%, 10/22/10                            535,604
133,919    SRCPP, 0.38%, 10/12/10                                133,919
334,671    SRCPP, 0.27%, 12/6/10                                 334,671
200,896    STRAIT, 0.36%, 10/4/10                                200,896
502,298    STRAIT, 0.25%, 12/8/10                                502,298
334,797    TBLLC, 0.38%, 10/12/10                                334,797
334,681    TBLLC, 0.27%, 12/2/10                                 334,681
669,673    Toyota Motor Credit Corp., 0.44%, 9/8/11              669,673
669,516    VARFUN, 0.35%, 10/25/10                               669,516
401,819    Wachovia, 0.39%, 3/22/11                              401,819
669,673    Westpac, 0.5%, 07/29/11                               669,673
267,851    WFC, 0.37%, 12/2/10                                   267,851
                                                              $11,375,105
           Tri-party Repurchase Agreements:
487,730    Barclays Capital Markets,  0.2%, 10/1/10           $  487,730
2,678,690  Deutsche Bank Securities, Inc., 0.25%, 10/1/10      2,678,690
669,673    HSBC Bank USA NA, 0.25% 10/1/10                       669,673
401,804    JPMorgan, Inc., 0.22%, 10/1/10                        401,804
669,673    RBS Securities, Inc., 0.25%, 10/1/10                  669,673
                                                              $4,907,570
Shares     Money Market Mutual Funds
669,673    Blackrock Liquidity Temporary Cash Fund            $  669,673
669,673    Dreyfus Preferred Money Market Fund                   669,673
669,673    Fidelity Prime Money Market Fund                      669,673
                                                              $2,009,019

           Total Securities Lending Collateral                $23,448,175
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $23,448,175)                                $23,448,175
           TOTAL INVESTMENT IN SECURITIES - 116.2%
           (Cost  $125,060,513) (a)                           $148,072,325
           OTHER ASSETS AND LIABILITIES - (16.2)%             $(20,650,925)
           TOTAL NET ASSETS - 100.0%                          $127,421,400

     *     Non-income producing security.

   (a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $125,060,513 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost         $  31,811,899

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value            (8,800,087)

           Net unrealized gain                                $23,011,812

   (b)     At September 30, 2010, the following securities were out on loan:

Shares                          Security                         Value
  126,400  Abiomed, Inc. *                                    $1,358,800
    64,500 AGA Medical Holdings, Inc. *                         935,250
    13,300 Allegiant Travel Co.                                 581,875
    30,000 ArthroCare Corp. *                                   825,000
    11,800 BioMarin Pharmaceutical, Inc. *                      271,400
    34,900 Blackboard, Inc. *                                  1,291,300
      1,200Carrizo Oil & Gas, Inc. *                             29,400
  100,000  Chiquita Brands International, Inc. *               1,400,000
    17,200 Concur Technologies, Inc. *                          872,900
      5,000CoStar Group, Inc. *                                 253,750
    59,100 DemandTec, Inc. *                                    576,225
    73,500 Exterran Holdings, Inc. *                           1,690,500
    51,900 Finisar Corp. *                                     1,025,025
      4,000Fortinet, Inc. *                                     103,000
    34,500 Green Mountain Coffee Roasters, Inc *               1,095,375
    17,100 Healthcare Services Group, Inc.                      401,850
    13,000 Heckmann Corp. *                                      55,250
      7,000Informatica Corp. *                                  269,500
    35,400 Insulet Corp. *                                      522,150
    12,400 IPC The Hospitalist Co., Inc. *                      347,200
    20,500 iShares Russell 2000 Growth (ETF)                   1,573,375
    42,100 Leapfrog Enterprises, Inc. *                         242,075
    27,400 Lincare Holdings, Inc.                               719,250
    29,000 LogMeIn, Inc. *                                     1,109,250
    29,600 MedAssets, Inc. *                                    636,400
      3,800MYR Group, Inc. *                                     61,750
    16,500 Polypore International, Inc. *                       511,500
      5,000Solarwinds, Inc. *                                    90,000
    74,300 Titan Machinery, Inc. *                             1,263,100
    14,000 TiVo, Inc. *                                         133,000
    23,800 The Ultimate Software Group, Inc. *                  940,100
    43,700 VistaPrint NV *                                     1,704,300
    64,100 Vitacost.com, Inc. *                                 400,625
           Total                                              $  23,290,475

   (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                              Level 1    Level 2    Level 3    Total
Common Stocks             $122,882,710       $0       $0     $122,882,710
Exchange Traded Fund         1,741,440			        1,741,440
Temporary Cash Investments           0      21,439,156        21,439,156
Money market Mutual Funds    2,009,019        0        0         2,009,019
 Total                    $126,633,169   $21,439,156   $0     $148,072,325


 Pioneer High Yield VCT Portfolio
 Schedule of Investments  9/30/10 (unaudited)


PrincipaFloat                                                Value
Amount  Rate


             CONVERTIBLE CORPORATE BONDS - 18.2 %
             Energy - 2.6 %
             Coal & Consumable Fuels - 0.8 %
830,000      Massey Energy Co., 3.25%, 8/1/15             $ 736,625
             Oil & Gas Equipment And Services - 0.5 %
395,000      Exterran Holdings, Inc., 4.25%, 6/15/14      $ 473,013
             Oil & Gas Exploration & Production - 1.3 %
386,000      Bill Barrett Corp., 5.0%, 3/15/28            $ 391,790
755,000      Chesapeake Energy, Inc., 2.5%, 5/15/37         656,850
200,000      Penn Virginia Corp., 4.5%, 11/15/12            195,000
                                                          $1,243,640
             Total Energy                                 $2,453,278
             Materials - 0.2 %
             Steel - 0.1 %
145,000      Steel Dynamics, Inc., 5.125%, 6/15/14        $ 165,663
             Total Materials                              $ 165,663
             Capital Goods - 4.9 %
             Construction & Farm Machinery
             & Heavy Trucks - 1.0 %
250,000      Greenbrier Co., Inc., 2.375%, 5/15/26        $ 224,063
675,000      Navistar Intl. Corp., 3.0%, 10/15/14           758,531
                                                          $ 982,594
             Electrical Component & Equipment - 1.5 %
459,000      General Cable Corp. 4.5%, 11/15/29           $ 460,721
1,225,000    Roper Industries Inc., 1.4813%, 1/15/34        967,750
                                                          $1,428,471
             Trading Companies & Distributors - 2.4 %
1,420,000    WESCO Intl., Inc., 6.0%, 9/15/29             $2,302,175
             Total Capital Goods                          $4,713,240
             Commercial Services & Supplies - 0.3 %
             Environmental & Facilities Services - 0.3 %
250,000      Covanta Holding Corp., 3.25%, 6/1/14         $ 280,938
             Total Commercial Services & Supplies         $ 280,938
             Transportation - 0.8 %
             Airlines - 0.2 %
120,000      Continental Airlines, Inc., 4.5%, 1/15/15    $ 173,700
             Marine - 0.6 %
610,000      Horizon Lines, Inc., 4.25%, 8/15/12          $ 555,100
             Total Transportation                         $ 728,800
             Automobiles & Components - 0.7 %
             Automobile Manufacturers - 0.7 %
476,000      Ford Motor Co., 4.25%, 11/15/16              $ 710,430
             Total Automobiles & Components               $ 710,430
             Consumer Durables & Apparel - 0.3 %
             Homebuilding - 0.3 %
250,000      D.R. Horton, Inc., 2.0%, 5/15/14             $ 274,375
             Total Consumer Durables & Apparel            $ 274,375
             Retailing - 0.3 %
             Automotive Retail - 0.3 %
275,000      Sonic Automotive, Inc., 5.0%, 10/1/29        $ 291,156
             Total Retailing                              $ 291,156
             Food, Beverage & Tobacco - 0.4 %
             Tobacco - 0.4 %
390,000      Alliance One Intl., Inc., 5.5%, 7/15/14      $ 424,613
             Total Food, Beverage & Tobacco               $ 424,613
             Health Care Equipment & Services - 1.6 %
             Health Care Equipment - 0.3 %
280,000      Hologic, Inc., 2.0%, 12/15/37                $ 259,000
             Health Care Services - 1.1 %
1,240,000    Omnicare, Inc., 3.25%, 12/15/35              $1,066,400
             Health Care Supplies - 0.2 %
215,000      Alere, Inc., 3.0%, 5/15/16                   $ 203,981
35,000       Inverness Medical Innovation, Inc., 3.0%, 5/1   33,206
                                                          $ 237,187
             Total Health Care Equipment & Services       $1,562,587
             Pharmaceuticals & Biotechnology - 1.7 %
             Biotechnology - 1.6 %
250,000      BioMarin Pharmaceutical, Inc., 1.875%, 4/23/1$ 310,625
635,000      MannKind Corp., 3.75%, 12/15/13 (b)            425,450
865,000      Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15   859,594
                                                          $1,595,669
             Total Pharmaceuticals & Biotechnology        $1,595,669
             Real Estate - 1.0 %
             Office Real Estate Investment Trust - 0.8 %
475,000      Alexandria Real, 3.7%, 1/15/27 (114A)        $ 466,094
275,000      Lexington Realty Trust, 6.0%, 1/15/30 (144A)   306,969
                                                          $ 773,063
             Specialized Real Estate Investment Trust - 0.2 %
155,000      Host Hotels & Resorts LP, 2.5%, 10/15/29     $ 188,519
             Total Real Estate                            $ 961,582
             Technology Hardware & Equipment - 1.7 %
             Communications Equipment - 0.8 %
685,000      CommScope, Inc., 3.25%, 7/1/15 (b)           $ 778,331
             Electronic Equipment & Instruments - 0.7 %
230,000      L-1 Identity Solutions, Inc., 3.75%, 5/15/27 $ 230,000
525,000      Newport Corp, 2.5%, 2/15/12 (b)                513,188
                                                          $ 743,188
             Technology Distributors - 0.1 %
95,000       Anixter Intl., Inc., 1.0%, 2/15/13           $  99,513
             Total Technology Hardware & Equipment        $1,621,032
             Semiconductors - 1.2 %
159,000      Advanced Micro Devices, Inc., 6.0%, 5/1/15   $ 156,416
460,000      ON Semiconductor Corp., 2.625%, 12/15/26       464,025
80,000       SunPower Corp., 1.25%, 2/15/27                  73,400
135,000      SunPower Corp., 4.5%, 3/15/15                  126,131
380,000      SunPower Corp., 4.75%, 4/15/14                 348,175
                                                          $1,168,147
             Total Semiconductors                         $1,168,147
             Telecommunication Services - 0.5 %
             Integrated Telecommunications Services - 0.5 %
160,000      MasTec, Inc., 4.25%, 121514                  $ 157,600
309,000      MasTec, Inc., 4.0%, 6/15/14                    308,228
                                                          $ 465,828
             Total Telecommunication Services             $ 465,828
             TOTAL CONVERTIBLE CORPORATE BONDS
             (Cost  $14,891,972)                          $17,417,338

Shares       PREFERRED STOCKS - 5.8 %
             Energy - 0.6 %
             Oil & Gas Exploration & Production - 0.6 %
13,170       Petroquest Energy 6.875% 12/31/49            $ 441,195
1,400        SandRidge Energy, Inc. 8.5%, 12/31/99 *        146,160
                                                          $ 587,355
             Total Energy                                 $ 587,355
             Capital Goods - 0.3 %
             Electrical Component & Equipment - 0.2 %
2,000        General Cable Corp 5.75%, 11/24/13           $ 271,375
             Total Capital Goods                          $ 271,375
             Consumer Services - 0.0 %
             Hotels, Resorts & Cruise Lines - 0.0 %
500          *CA Persues Holding Corp Preferred *         $       0
             Total Consumer Services                      $       0
             Health Care Equipment & Services - 0.6 %
             Health Care Supplies - 0.6 %
2,755        Alere, Inc. 3.0%, 12/31/49 *                 $ 606,100
             Total Health Care Equipment & Services       $ 606,100
             Banks - 0.3 %
             Thrifts & Mortgage Finance - 0.3 %
7,000        Sovereign Cap Trust IV 4.375%, 03/01/34      $ 259,000
             Total Banks                                  $ 259,000
             Diversified Financials - 0.3 %
             Diversified Finance Services - 0.3 %
10,000       2009 Dole Food Automatic Common              $  91,500
             Exchange Security Trust *
225          Bank of America Corp. 7.25%, 12/31/49          221,400
                                                          $ 312,900
             Total Diversified Financials                 $ 312,900
             Insurance - 0.8 %
             Life & Health Insurance - 0.8 %
34,000       Delphi Financial Group, 7.376% 5/15/37       $ 798,320
             Total Insurance                              $ 798,320
             Real Estate - 2.2 %
             Real Estate Operating Companies - 2.2 %
39,250       Forest City Enterprises, Inc. 7.0%, 12/31/49 $2,080,250
             Total Real Estate                            $2,080,250
             Utilities - 0.7 %
             Multi-Utilities - 0.7 %
6,900        CMS Energy Corp., 4.5%, 12/31/49             $ 697,763
             Total Utilities                              $ 697,763
             TOTAL PREFERRED STOCKS
             (Cost  $6,345,145)                           $5,613,063

             COMMON STOCKS - 16.1 %
             Energy - 0.9 %
             Integrated Oil & Gas - 0.3 %
8,300        Marathon Oil Corp.                           $ 274,730
3,480        QEP Resources, Inc. *                          104,887
                                                          $ 379,617
             Oil & Gas Drilling - 0.4 %
93,120       Hercules Offshore, Inc. *                    $ 246,768
1,700        Transocean, Ltd. *                             109,293
                                                          $ 356,061
             Oil & Gas Exploration & Production - 0.1 %
18,737       SandRidge Energy, Inc. *                     $ 106,426
             Total Energy                                 $ 842,104
             Materials - 3.7 %
             Commodity Chemicals - 1.0 %
57,734       Georgia Gulf Corp. * (b)                     $ 943,374
             Construction Materials - 0.2 %
5,212        Texas Industries, Inc. (b)                   $ 164,282
             Diversified Chemical - 1.3 %
14,689       *CA Lyondellbasell Industries (Class B) *    $ 350,333
3,762        FMC Corp.                                      257,358
26,295       LyondellBasell Industries NV *                 628,451
                                                          $1,236,142
             Diversified Metals & Mining - 1.2 %
11,524       Freeport-McMoRan Copper & Gold, Inc. (Class B$ 984,034
88,500       Polymet Mining Corp. *                         178,770
                                                          $1,162,804
             Steel - 0.0 %
6,101        KNIA Holdings, Inc. *                        $  42,645
             Total Materials                              $3,549,247
             Capital Goods - 3.7 %
             Aerospace & Defense - 1.8 %
17,729       BE Aerospace, Inc. *                         $ 537,366
10,178       DigitalGlobe, Inc. *                           309,411
7,905        Geoeye, Inc. *                                 319,994
6,545        ITT Corp.                                      306,502
16,490       Orbital Sciences Corp. *                       252,297
                                                          $1,725,570
             Building Products - 0.3 %
6,752        Lennox Intl., Inc.                           $ 281,491
             Construction & Farm Machinery & Heavy Trucks - 0.2 %
17,596       Commercial Vehicle Group, Inc. *             $ 179,127
             Electrical Component & Equipment - 0.7 %
7,950        Cooper Industries Plc                        $ 388,994
10,800       General Cable Corp. *                          292,896
                                                          $ 681,890
             Industrial Machinery - 0.7 %
7,126        ESCO Technologies, Inc.                      $ 237,011
14,968       Kennametal, Inc.                               462,960
                                                          $ 699,971
             Total Capital Goods                          $3,568,049
             Automobiles & Components - 0.8 %
             Auto Parts & Equipment - 0.8 %
9,560        Lear Corp. *                                 $ 754,571
             Total Automobiles & Components               $ 754,571
             Consumer Services - 1.3 %
             Casinos & Gaming - 0.5 %
13,136       Intl. Game Technology                        $ 189,815
20,970       Scientific Games Corp. *                       203,409
3,765        WMS Industries, Inc. *                         143,334
                                                          $ 536,558
             Restaurants - 0.3 %
11,921       Starbucks Corp.                              $ 304,939
             Specialized Consumer Services - 0.4 %
41,843       Service Corp. Intl.                          $ 360,687
             Total Consumer Services                      $1,202,184
             Retailing - 0.3 %
             Automotive Retail - 0.1 %
8,372        Sonic Automotive, Inc. * (b)                 $  82,297
             Department Stores - 0.1 %
6,310        J.C. Penney Co., Inc.                        $ 171,506
             Total Retailing                              $ 253,803
             Food, Beverage & Tobacco - 0.2 %
             Tobacco - 0.2 %
42,900       Alliance One Intl., Inc. *                   $ 178,035
             Total Food, Beverage & Tobacco               $ 178,035
             Health Care Equipment & Services - 0.8 %
             Health Care Supplies - 0.1 %
4,000        Alere, Inc. *                                $ 123,720
             Managed Health Care - 0.7 %
8,348        AETNA, Inc.                                  $ 263,880
5,400        CIGNA Corp.                                    193,212
5,940        United Healthcare Group, Inc.                  208,553
                                                          $ 665,645
             Total Health Care Equipment & Services       $ 789,365
             Pharmaceuticals & Biotechnology - 1.5 %
             Life Sciences Tools & Services - 1.5 %
5,315        Bio-Rad Laboratories, Inc. *                 $ 481,061
11,430       Thermo Fisher Scientific, Inc. *               547,268
5,515        Waters Corp. *                                 390,352
                                                          $1,418,681
             Total Pharmaceuticals & Biotechnology        $1,418,681
             Diversified Financials - 0.1 %
             Asset Management & Custody Banks - 0.1 %
4,149        Legg Mason Inc.                              $ 125,756
             Total Diversified Financials                 $ 125,756
             Real Estate - 0.3 %
             Mortgage Real Estate Investment Trust - 0.3 %
18,024       Annaly Capital Management, Inc.              $ 317,222
             Total Real Estate                            $ 317,222
             Software & Services - 0.0 %
             Data Processing & Outsourced Services - 0.0 %
952          Perseus Holding Corp. *                      $       0
             Total Software & Services                    $       0
             Technology Hardware & Equipment - 1.2 %
             Communications Equipment - 0.4 %
10,010       CommScope, Inc. *                            $ 237,637
3,680        Research In Motion *                           179,179
                                                          $ 416,816
             Electronic Equipment & Instruments - 0.4 %
6,593        Itron, Inc. *                                $ 403,689
             Electronic Manufacturing Services - 0.2 %
9,700        Tyco Electronics, Ltd.                       $ 283,434
             Total Technology Hardware & Equipment        $1,103,939
             Telecommunication Services - 0.4 %
             Integrated Telecommunications Services - 0.4 %
32,276       Windstream Corp.                             $ 396,672
             Total Telecommunication Services             $ 396,672
             Utilities - 0.9 %
             Gas Utilities - 0.0 %
3,480        Questar Corp.                                $  61,004
             Indep Power Producer & Energy Traders - 0.4 %
19,327       NRG Energy, Inc. *                           $ 402,388
             Multi-Utilities - 0.5 %
4,600        Public Service Enterprise Group, Inc.        $ 152,168
5,420        Sempra Energy Co.                              291,596
                                                          $ 443,764
             Total Utilities                              $ 907,156
             TOTAL COMMON STOCKS
Principal    (Cost  $12,834,711)                          $15,406,784
Amount
             ASSET BACKED SECURITY - 0.0 %
             Banks - 0.0 %
             Thrifts & Mortgage Finance - 0.0 %
80,000  0.68 Bear Stearns Asset Backed Securities, Inc., ,$  32,439
             TOTAL ASSET BACKED SECURITY
             (Cost  $35,145)                              $  32,439

             COLLATERALIZED MORTGAGE
             OBLIGATION - 0.5 %
             Materials - 0.5 %
             Forest Products - 0.5 %
450,000 0.00 T SRA R 2006-1 F 7.5296%, 10/15/36 (144A)    $ 450,348
             TOTAL COLLATERALIZED MORTGAGE
             OBLIGATION
             (Cost  $453,870)                             $ 450,348

             CORPORATE BONDS - 53.1 %
             Energy - 9.1 %
             Coal & Consumable Fuels - 0.3 %
235,000      Massey Energy Co., 6.875%, 12/15/13          $ 240,875
             Oil & Gas Drilling - 0.5 %
75,000       Pioneer Drilling Co., 9.875%, 3/15/18 (144A) $  76,688
410,000      Vantage Drilling Co., 11.5%,  8/1/15           430,500
                                                          $ 507,188
             Oil & Gas Equipment & Services - 0.7 %
222,000      American Petroleum Trust, 10.25%, 5/1/15     $ 226,995
415,000      Expro Finance Luxembourg SCA, 8.5%, 12/15/16   395,288
                                                          $ 622,283
             Oil & Gas Exploration & Production - 4.0 %
100,000      Brigham Exploration Co., 8.75%, 10/1/18      $ 103,000
825,000      Denbury Resources, Inc., 9.75%, 3/1/16         926,063
535,000      Hilcorp Energy Co., 7.75%, 11/1/15 (144A)      540,350
600,000      Linn Energy LLC, 8.625%, 4/15/20 (144A)        636,000
245,000      Quicksilver Resources, Inc., 7.125%, 4/1/16    241,938
425,000      Quicksilver Resources Inc., 8.25%, 8/1/15      448,375
600,000      SandRidge Energy, Inc., 8.0%, 6/1/18           585,000
240,000      SandRidge Energy, Inc., 8.625, 4/1/15          240,000
125,000      Whiting Petroleum Co., 6.5%, 10/1/18           127,813
                                                          $3,848,539
             Oil & Gas Refining & Marketing - 2.7 %
870,000      Holly Energy Partners LP, 6.25%, 3/1/15      $ 856,950
630,000      Tesoro Corp., 6.5%, 6/1/17 (b)                 620,550
1,150,000    Tesoro Corp., 6.625%, 11/1/15 (b)             1,152,883
                                                          $2,630,383
             Oil & Gas Storage & Transporation - 0.8 %
169,000      Energy Transfer Equity LP, 7.5%, 10/15/20    $ 177,873
405,000      Enterprise Products Operating Co., 7.0%, 6/1/  382,725
290,000 7.20 Southern Union Co., 7.2%, 11/1/66              261,725
                                                          $ 822,323
             Total Energy                                 $8,671,591
             Materials - 10.4 %
             Aluminum - 2.2 %
170,000      CII Carbon LLC, 11.125%, 11/15/15            $ 177,013
647,140 6.83 Noranda Aluminum Acquisition, , 5/15/15        544,407
1,385,000    Novelis, Inc., 7.25%, 2/15/15                 1,409,238
                                                          $2,130,658
             Commodity Chemicals - 0.5 %
450,000      Hexion US Finance Corp., 8.875%, 2/1/18 (144A$ 441,000
             Construction Materials - 0.6 %
220,000      AGY Holding Corp., 11.0%, 11/15/14           $ 188,100
375,000      Texas Industries, Inc., 9.25%, 8/15/20         389,063
                                                          $ 577,163
             Diversified Chemical - 0.7 %
225,000      Ineos Finance Plc, 9.0%, 5/15/15 (144A)      $ 234,844
520,000      Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A  440,050
                                                          $ 674,894
             Diversified Metals & Mining - 0.1 %
168,152      Blaze Recycling & Metals, 13.0%, 7/16/12     $ 138,725
             Metal & Glass Containers - 1.4 %
250,000      AEP Industries, Inc., 7.875%, 3/15/13        $ 252,500
275,000      BWAY Holding Co., 10.0%, 6/15/18 (144A)        297,688
865,000      Crown Cork and Seal Co., Inc., 7.375%, 12/15/  845,538
                                                          $1,395,726
             Paper Packaging - 1.1 %
100,000      Graham Packaging Co LP/GPC Capital Corp I, 8.$ 101,625
160,000      Graham Packaging Co., 8.25%, 1/1/17            162,400
170,000      Graham Packaging Co., 9.875%, 10/15/14         176,375
500,000      Graphic Packaging Co., 9.5%, 8/15/13           510,625
100,000      Graphic Packaging Intl., Inc., 7.875%, 10/1/1  102,750
                                                          $1,053,775
             Paper Products - 1.4 %
389,000      ABI Escrow Corp., 10.25%, 10/15/18           $ 395,808
280,000      Exopac Holding Corp., 11.25%, 2/1/14 (144A)    286,300
605,000      Exopack Holding Corp. 11.25%, 2/1/14           618,613
                                                          $1,300,721
             Specialty Chemicals - 1.7 %
1,765,000    Nova Chemicals Corp., 7.875%, 9/15/25        $1,606,150
             Steel - 0.7 %
755,000      Algoma Acquisition Corp., 9.875%, 6/15/15 (14$ 672,894
             Total Materials                              $9,991,706
             Capital Goods - 8.0 %
             Aerospace & Defense - 1.0 %
483,000      DynCorp Intl., Inc. 10.375%, 07/1/17         $ 480,585
440,000      GeoEye, Inc., 9.625%, 10/1/15                  480,150
                                                          $ 960,735
             Building Products - 0.2 %
170,000      USG Corp., 9.75%, 8/1/14 (144A)              $ 177,225
             Construction & Engineering - 0.6 %
270,000      Esco Corp., 8.625%, 12/15/13 (144A)          $ 276,750
345,000      New Enterprise Stone & Lime Co., 11.0%, 9/1/1  322,575
                                                          $ 599,325
             Construction & Farm Machinery & Heavy Trucks - 1.6 %
190,000      American Railcar Co., 7.5%, 3/1/14           $ 190,475
635,000      Case New Holland, Inc. 7.875%, 12/1/17 (144A)  689,769
655,000      Greenbrier Co., Inc., 8.375%, 5/15/15          635,350
                                                          $1,515,594
             Electrical Component & Equipment - 2.7 %
700,000      Anixter Intl. Corp., 5.95%, 3/1/15           $ 687,750
510,000      Baldor Electric Co., 8.625%, 2/15/17           545,700
350,000      Coleman Cable, Inc., 9.0%, 2/15/18             357,875
235,000      General Cable Corp., 7.125%, 4/1/17 (b)        238,525
700,000      WireCo WorldGroup, 9.5%, 5/15/17               719,250
                                                          $2,549,100
             Industrial Machinery - 0.9 %
190,000      Liberty Tire Recycling, 11.0%, 10/1/16       $ 193,800
710,000      Mueller Water Products, 7.375%, 6/1/17         626,575
                                                          $ 820,375
             Trading Companies & Distributors - 1.0 %
1,000,000    Wesco Distribution, Inc., 7.5%, 10/15/17     $1,000,000
             Total Capital Goods                          $7,622,354
             Transportation - 0.2 %
             Air Freight & Couriers - 0.2 %
210,000      CEVA Group Plc, 11.625%, 10/1/16             $ 221,550
             Total Transportation                         $ 221,550
             Automobiles & Components - 1.0 %
             Auto Parts & Equipment - 0.9 %
509,500      Allison Transmission Co., 11.25%, 11/1/15 (14$ 552,808
240,000      TRW Automotive, Inc., 8.875%, 12/1/17          262,800
                                                          $ 815,608
             Tires & Rubber - 0.2 %
135,000      Goodyear Tire & Rubber Co., 10.5%, 5/15/16 (b$ 152,888
             Total Automobiles & Components               $ 968,496
             Consumer Durables & Apparel - 2.1 %
             Homebuilding - 0.9 %
365,000      Beazer Homes USA, Inc., 9.125%, 6/15/18      $ 341,731
560,000      Meritage Homes Corp., 6.25%, 3/15/15           550,200
                                                          $ 891,931
             Housewares & Specialties - 1.2 %
350,000      Reynolds Group Issuer, Inc., 8.5%, 5/15/18 (1$ 342,125
785,000      Yankee Acquisition Corp., 9.75%, 2/15/17       816,400
                                                          $1,158,525
             Total Consumer Durables & Apparel            $2,050,456
             Consumer Services - 0.7 %
             Casinos & Gaming - 0.7 %
1,335,000    Mashantucket Pequot Tribe, 8.5%, 11/15/15 (14$ 200,250
100,000      Scientific Games Intl., Inc., 8.125%, 9/15/18  102,000
370,000      Scientific Games Intl. Inc., 9.25%, 6/15/19 (  393,125
                                                          $ 695,375
             Total Consumer Services                      $ 695,375
             Media - 4.1 %
             Advertising - 0.9 %
570,000      Interpublic Group of Cos, 10.0%, 7/15/17     $ 665,475
189,000      MDC Partners, Inc., 11.0%, 11/1/16 (144A)      202,230
                                                          $ 867,705
             Broadcasting - 3.0 %
200,000      CCO Hldgs. LLC / CCO Hldgs. Cap. Corp., 7.25%$ 202,750
490,000      Hughes Network System, 9.5%, 4/15/14           507,150
45,000       Hughes Network Systems LLC, 9.5%, 4/15/14       46,575
498,088      Intelsat Bermuda, Ltd., 11.5%, 2/4/17          539,803
200,000      Intelsat Subsidiary Holding Co., 8.5%, 1/15/13  202,250
160,000      Telesat Canada / Telesat LLC, 11.0%, 11/1/15   180,800
275,000      Telesat Canada / Telesat LLC, 12.5%, 11/1/17   324,500
864,816      Univision Comm., Inc., 9.75%, 3/15/15 (PIK) (  828,061
                                                          $2,831,889
             Publishing - 0.2 %
205,000      Interactive Data Cor 10.25%, 8/01/18         $ 217,075
             Total Media                                  $3,916,669
             Retailing - 0.5 %
             Internet Retail - 0.5 %
455,000      Ticketmaster, Inc., 10.75%, 8/1/16           $ 498,225
             Total Retailing                              $ 498,225
             Food, Beverage & Tobacco - 1.0 %
             Tobacco - 1.0 %
895,000      Alliance One Intl., Inc., 10.0%, 7/15/16     $ 968,838
             Total Food, Beverage & Tobacco               $ 968,838
             Household & Personal Products - 0.4 %
             Personal Products - 0.4 %
100,000      NBTY, Inc., 9.0%, 10/1/18                    $ 105,000
222,000      Revlon Consumer Products Corp., 9.75%, 11/15/  233,100
                                                          $ 338,100
             Total Household & Personal Products          $ 338,100
             Health Care Equipment & Services - 2.5 %
             Health Care Facilities - 0.3 %
86,000       Capella Healthcare, Inc., 9.25%,  7/1/17     $  92,020
150,418      HCA Inc., 9.625%, 11/15/16                     163,204
                                                          $ 255,224
             Health Care Services - 1.2 %
224,000      Gentiva Health Services, Inc., 11.5%, 9/1/18 $ 239,120
460,000      Surgical Care Affiliates, Inc., 10.0%, 7/15/1  469,775
473,225      Surgical Care Affiliates, Inc., 8.875%, 7/15/  480,323
                                                          $1,189,218
             Health Care Supplies - 1.0 %
180,000      Alere, Inc., 9.0%, 5/15/16                   $ 185,400
230,000      Bausch & Lomb, Inc., 9.875%, 11/1/15           244,663
505,000      Biomet, Inc., 10.375%, 10/15/17                560,550
                                                          $ 990,613
             Total Health Care Equipment & Services       $2,435,055
             Pharmaceuticals & Biotechnology - 0.7 %
             Biotechnology - 0.4 %
393,000      Lantheus Medical Imaging, Inc., 9.75%, 5/15/1$ 404,790
             Life Sciences Tools & Services - 0.2 %
220,762      Catalent Pharma Solutions, 9.5%, 4/15/17 (144$ 222,970
             Total Pharmaceuticals & Biotechnology        $ 627,760
             Diversified Financials - 0.7 %
             Asset Management & Custody Banks - 0.2 %
200,000      Pinafore LLC/Pinafore, Inc., 9.0%, 10/1/18   $ 210,000
             Specialized Finance - 0.5 %
195,000      Dollar Financial Corp., 10.375%, 12/15/16 (14$ 207,675
360,000 7.68 NCO Group, Inc., , 11/15/13                    296,100
                                                          $ 503,775
             Total Diversified Financials                 $ 713,775
             Insurance - 2.6 %
             Insurance Brokers - 1.0 %
630,000      Alliant Holdings, Inc., 11.0%, 5/1/15 (144A) $ 650,475
390,000      Hub Intl. Holdings, Inc., 10.25%, 6/15/15 (14  378,300
                                                          $1,028,775
             Multi-Line Insurance - 0.6 %
625,000 7.00 Liberty Mutual Group, 7.0%, 3/15/37 (144A)   $ 543,335
             Reinsurance - 0.9 %
400,000 9.56 Foundation RE II, Ltd., , 11/26/10           $ 401,000
250,000 5.91 Foundation Re III, Ltd., 2/3/14              250,775
250,000 9.40 Residential Re, Ltd., 6/6/11                 255,525
                                                          $ 907,300
             Total Insurance                              $2,479,410
             Real Estate - 0.4 %
             Real Estate Operating Companies - 0.4 %
410,000      Forest City Enterprises, Inc., 6.5%, 2/1/17  $ 354,650
60,000       Forest City Enterprises, Inc., 7.625%, 6/1/15   57,300
                                                          $ 411,950
             Total Real Estate                            $ 411,950
             Software & Services - 1.7 %
             Application Software - 0.5 %
340,000      Nuance Communications, Inc., 2.75%, 8/15/27  $ 369,325
115,000      Vangent Inc., 9.625%, 2/15/15                  105,369
                                                          $ 474,694
             Data Processing & Outsourced Services - 0.2 %
250,000      First Data Corp., 9.875%, 9/24/15            $ 204,375
             Internet Software & Services - 0.3 %
214,000      Terremark Worldwide, Inc., 12.0%, 6/15/17    $ 244,495
             It Consulting & Other Services - 0.5 %
450,000      Activant Solutions, Inc., 9.5%, 5/1/16       $ 432,563
             Systems Software - 0.2 %
308,558      Pegasus Solutions, Inc., 13.0%, 4/15/14 (PIK)$ 231,419
             Total Software & Services                    $1,587,546
             Semiconductors - 0.3 %
             Semiconductor Equipment - 0.3 %
230,000      Aeroflex, Inc., 11.75%, 2/15/15              $ 248,400
             Total Semiconductors                         $ 248,400
             Telecommunication Services - 4.7 %
             Alternative Carriers - 1.2 %
425,000      Paetec Holding, 8.875%, 6/30/17 (144A)       $ 444,125
445,000      Global Crossing, Ltd., 12.0%, 9/15/15          502,850
215,000      Paetec Holdings, 9.5%, 7/15/15                 219,300
                                                          $1,166,275
             Integrated Telecommunications Services - 2.5 %
121,000      Cincinnati Bell, Inc., 8.75%, 3/15/18        $ 117,975
130,000      Frontier Communications Corp., 8.25%, 4/15/17  142,188
731,000      Frontier Communications Corp., 8.75%, 4/15/22  804,100
375,000      GCI, Inc., 8.625%, 11/15/19                    400,313
225,000      Mastec, Inc., 7.625%, 2/1/17                   224,438
500,000      Windstream Corp., 7.75%, 10/15/20 (144A)       503,750
210,000      Windstream Corp., 7.875%, 11/1/17              218,925
                                                          $2,411,689
             Wireless Telecommunication Services - 0.9 %
230,000      Cricket Communications, Inc., 9.375%, 11/1/14$ 238,050
500,000      MetroPCS Wireless, Inc., 7.875%, 9/1/18        515,000
180,000      Metropcs Wireless, Inc., 9.25%, 11/1/14        188,550
                                                          $ 941,600
             Total Telecommunication Services             $4,519,564
             Utilities - 1.9 %
             Electric Utilities - 0.5 %
100,000      Public Service of New Mexico, 9.25%, 5/15/15 $ 107,625
640,000      TXU Energy Co., 10.25%, 11/1/15 (b)            419,200
                                                          $ 526,825
             Independent Power Producer & Energy Traders - 1.4 %
700,000      Foresight Energy LLC, 9.625%, 8/15/17 (144A) $ 721,000
565,000      Intergen NV, 9.0%, 6/30/17                     597,473
                                                          $1,318,473
             Total Utilities                              $1,845,298
             TOTAL CORPORATE BONDS
             (Cost  $49,048,971)                          $50,812,118

             MUNICIPAL BOND - 0.0 %
             Municipal Environment - 0.0 %
100,000 7.29 Ohio Air Quality Development, , 6/8/22 (144A)$  10,470
             TOTAL MUNICIPAL BOND
             (Cost  $100,000)                             $  10,470

             SENIOR FLOATING RATE LOAN INTERESTS - 5.6 %**
             Materials - 0.4 %
             Steel - 0.3 %
364,708 10.50Niagara Corp., New Term Loan, 6/29/14        $ 361,060
             Total Materials                              $ 361,060
             Capital Goods - 0.3 %
             Industrial Conglomerates - 0.3 %
250,000 6.75 Tomkins Plc, Term B Loan, 9/7/16             $ 252,577
             Total Capital Goods                          $ 252,577
             Automobiles & Components - 0.2 %
             Tires & Rubber - 0.2 %
245,000 2.24 Goodyear Tire & Rubber Co., 2nd Lien Term Loa$ 230,178
             Total Automobiles & Components               $ 230,178
             Consumer Services - 0.7 %
             Casinos & Gaming - 0.6 %
111,956 3.05 Gateway Casinos & Entmnt., DD Term Advance Lo$ 111,023 552,746 3.05 Gateway Casinos & Entmnt., Term Advance Loan, 548,140
                                                          $ 659,163
             Total Consumer Services                      $ 659,163
             Media - 0.4 %
             Cable & Satellite - 0.4 %
355,517 6.76 WideOpenWest LLC, Series A New Term Loan, 6/1$ 348,110
             Total Media                                  $ 348,110
             Food, Beverage & Tobacco - 1.0 %
             Packaged Foods & Meats - 1.0 %
500,000 0.00 Pierre Foods, Inc., Loan (First Lien), 7/29/1$ 490,000
500,000 0.00 Polaris Bridge Finance LLC, Term Loan, 9/28/1  500,000
                                                          $ 990,000
             Total Food, Beverage & Tobacco               $ 990,000
             Health Care Equipment & Services - 0.7 %
             Health Care Services - 0.5 %
400,000 6.75 Gentiva Health Services, Inc., Term B Borrowi$ 400,333
90,361  6.00 RehabCare Group, Inc., Term Loan B, 11/1/15     90,417
                                                          $ 490,750
             Health Care Supplies - 0.2 %
210,000 4.51 Alere, Inc. (IM US Hld), Term Loan (Second Li$ 203,700
             Total Health Care Equipment & Services       $ 694,450
             Pharmaceuticals & Biotechnology - 0.4 %
             Biotechnology - 0.3 %
123,211 6.00 Warner Chilcott Corp., Term A Loan, 10/30/14 $ 122,826
99,037  6.25 Warner Chilcott Corp., Term B2 Loan, 4/30/15    99,196
90,428  6.25 Warner Chilcott Corp., Additional Term, 4/30/   90,619
59,475  6.25 Warner Chilcott Corp., Term B1 Loan, 4/30/15    59,720
                                                          $ 372,361
             Total Pharmaceuticals & Biotechnology        $ 372,361
             Insurance - 0.5 %
             Insurance Brokers - 0.4 %
272,250 6.75 HUB Intl. Hldgs., Inc., Additional Term Loan,$ 270,208
98,725  3.01 USI Holdings Corp., Tranche B Term Loan, 5/5/   91,690
99,000  7.00 USI Holdings Corp., Series C New Term Loan, 5   97,020
                                                          $ 458,918
             Total Insurance                              $ 458,918
             Technology Hardware & Equipment - 0.2 %
             Electronic Components - 0.2 %
20,183 2.51 Flextronics Semiconductor, A1A DD Term Loan, $ 19,235 219,088 2.51 Flextronics Semiconductor, Closing Date Loan, 208,791
                                                          $ 228,026
             Total Technology Hardware & Equipment        $ 228,026
             Semiconductors - 0.3 %
             Semiconductor Equipment - 0.3 %
290,189 3.63 Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14$ 280,030
             Total Semiconductors                         $ 280,030
             Telecommunication Services - 0.1 %
             Wireless Telecommunication Services - 0.1 %
110,000 3.53 Intelsat Jackson Holdings, Ltd., Term Loan, 2$ 103,586
             Total Telecommunication Services             $ 103,586
             Utilities - 0.4 %
             Electric Utilities - 0.4 %
498,714 3.92 Texas Competitive Eltc. Hldgs, Initial       $ 388,131
             Tranche B2 TL, 10/10/14
             Total Utilities                              $ 388,131
             TOTAL SENIOR FLOATING RATE
             LOAN INTERESTS
             (Cost  $4,789,337)                           $5,366,590

             TEMPORARY CASH INVESTMENTS - 5.7 %
             Securities Lending Collateral  - 5.7 % (c)
             Certificates of Deposit:
155,281      Bank of Nova Scotia, 0.37%, 9/29/10          $ 155,281
108,697      BBVA Group NY, 0.56%, 7/26/11                  108,697
155,281      BNP Paribas Bank NY, 0.38%, 11/8/10            155,281
77,641       DNB Nor Bank ASA NY, 0.27%, 11/10/10            77,641
155,281      Nordea NY,  0.5%, 12/10/10                     155,281
155,281      RoboBank Netherland NV NY, 0.44%, 8/8/11       155,281
155,281      Royal Bank of Canada NY, 0.26%, 1/21/11        155,281
155,281      SocGen NY,  0.34%, 11/10/10                    155,281
77,641       Svenska NY,  0.275%, 11/12/10                   77,641
                                                          $1,195,665
             Commercial Paper:
93,169       American Honda Finance, 0.28%, 5/4/11        $  93,169
62,463       American Honda Finance, 1.04%, 6/20/11          62,463
57,130       Australia & New Zealand Banking Group, 1.04%,   57,130
158,496      Caterpillar Financial Services Corp., 1.04%, 6 158,496
170,809      CBA, 0.31%, 1/3/11                             170,809
31,052       CHARFD, 0.38%, 10/15/10                         31,052
108,627      CHARFD, 0.31%, 12/14/10                        108,627
62,107       CLIPPR, 0.45%, 10/8/10                          62,107
93,124       CLIPPR, 0.28%, 12/1/10                          93,124
50,133       CLIPPR, 0.45%, 10/8/10                          50,133
86,856       FAIRPP, 0.3%, 11/9/10                           86,856
62,084       FASCO, 0.27%, 12/1/10                           62,084
155,302      Federal Home Loan Bank, 0.37%, 6/1/11          155,302
77,636       GE Corp., 0.55%, 1/26/11                        77,636
15,518       General Electric Capital Corp., 0.37%, 6/6/11   15,518
16,808       General Electric Capital Corp., 0.59%, 10/6/10  16,808
16,926       General Electric Capital Corp., 0.62%, 10/21/1  16,926
62,084       OLDLLC, 0.27%, 12/1/10                          62,084
85,064       OLDLLC, 0.27%, 12/2/10                          85,064
124,194      SANTANDER, 0.43%, 10/22/10                     124,194
31,053       SRCPP, 0.38%, 10/12/10                          31,053
77,602       SRCPP, 0.27%, 12/6/10                           77,602
46,583       STRAIT, 0.36%, 10/4/10                          46,583
116,471      STRAIT, 0.25%, 12/8/10                         116,471
77,632       TBLLC, 0.38%, 10/12/10                          77,632
77,604       TBLLC, 0.27%, 12/2/10                           77,604
155,281      Toyota Motor Credit Corp., 0.44%, 9/8/11       155,281
155,245      VARFUN, 0.35%, 10/25/10                        155,245
93,172       Wachovia, 0.39%, 3/22/11                        93,172
155,281      Westpac, 0.5%, 07/29/11                        155,281
62,108       WFC, 0.37%, 12/2/10                             62,108
                                                          $2,637,614
             Tri-party Repurchase Agreements:
113,094      Barclays Capital Markets,  0.2%, 10/1/10     $ 113,094
621,124      Deutsche Bank Securites, Inc., 0.25%, 10/1/10  621,124
155,281      HSBC Bank USA NA, 0.25% 10/1/10                155,281
93,169       JPMorgan, Inc., 0.22%, 10/1/10                  93,169
155,281      RBS Securities, Inc., 0.25%, 10/1/10           155,281
                                                          $1,137,949
Shares       Money Market Mutual Funds
155,281      Blackrock Liquidity Temporary Cash Fund      $ 155,281
155,281      Dreyfus Preferred Money Market Fund            155,281
155,281      Fidelity Prime Money Market Fund               155,281
                                                          $ 465,843

             Total Securities Lending Collateral          $5,437,071
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $5,437,071)                           $5,437,071

             TOTAL INVESTMENT IN SECURITIES - 105.1%
             (Cost  $93,826,223) (a)                      $100,546,221

             OTHER ASSETS AND LIABILITIES - (5.1)%        $ 596,229

             TOTAL NET ASSETS - 100.0%                    $95,703,885

*            Non-income producing security.

PIK          Represents a pay in kind security.

NR           Not rated by either S&P or Moody's.

WR           Withdrawn rating.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2010, the value of these securities amounted to $84,339,919 or 6.6% of total net assets.

** Senior floating rate Ln. interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
             These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate invests offered by one or more major U.S.
             banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $93,826,223 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost    $13,470,775

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value     (6,750,777)

             Net unrealized gain                          $6,719,998

(b)          At September 30, 2010, the following
             securities were out on loan:

Principal
Amo                  Security                     Value
      678,000CommScope, Inc., 3.25%, 7/1/15               $      789,870
      225,000Cricket Communications, Inc., 9.375%, 11/1/14       246,375
      180,000Dollar Financial Corp., 10.375%, 12/15/16 (144      200,700
      600,000Foresight Energy LLC, 9.625%, 8/15/17 (144A)        622,500
      200,000General Cable Corp., 7.125%, 4/1/17                 214,500
      133,000Goodyear Tire & Rubber Co., 10.5%, 5/15/16          157,938
      350,000MannKind Corp., 3.75%, 12/15/13                     252,000
      225,000Newport Corp, 2.5%, 2/15/12                         225,563
      100,000Tesoro Corp., 6.625%, 11/1/15                       105,000
      600,000Tesoro Corp., 6.5%, 6/1/17                          615,000
      628,000TXU Energy Co., 10.25%, 11/1/15                     447,450
      813,000Univision Communications, Inc., 9.75%, 3/15/15      796,740
 Shares
        19,20Georgia Gulf Corp. *                                321,600
          8,2Sonic Automotive, Inc. *                              84,050
          5,1Texas Industries, Inc.                              165,750
             Total                                        $   5,245,035

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

(d)          Debt obligation with a variable interest rate.
             Rate shown is rate at end of period.

(e)          Security is in default and is non-income producing.

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                                Level 1   Level 2    Level 3      Total
Convertible Corporate Bonds         $0  $17,417,338     $0     $17,417,338
Preferred Stocks                1,111,220  4,501,843     0       5,613,063
Common Stocks                   15,364,139     0       42,645   15,406,784
Asset Backed Securities              0      32,439       0          32,439
Collateralized Mortgage Oblig        0     450,348       0         450,348
Corporate Bonds                      0  50,580,699    231,419   50,812,118
Municipal Bonds                      0      0         10,470        10,470
Senior Floating Rate Loans           0   5,005,530    361,060     5,366,590
Temporary Cash Investments           0   4,971,228       0        4,971,228
Money Market Mutual Fund         465,843      0          0          465,843
Total                      $ 16,941,202 $82,959,425  $654,594   $100,546,221

              Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                Corporate  Common  Senior    Municipal
                                Bonds      Stocks  Floating  Bonds
                                                   Rate Loan
                                                   Interests
Balance as of 12/31/09           $0       $0          $0      $0
Realized gain (loss)             0         0           0       0
Change in unrealized gain (loss) 0         0           0       0
Net purchases (sales)            231,419   0           0       0
Transfers in and out of Level 3  0         42,645      361,060 10,470
Balance as of 9/30/10           $231,419  $42,645     $361,060 $10,470


Pioneer Mid-Cap Value VCT Portfolio
Schedule of Investments  9/30/10

Shares                                                              Value

           COMMON STOCKS - 97.6 %
           Energy - 9.7 %
           Coal & Consumable Fuels - 0.8 %
   56,645  Consol Energy, Inc.                                   $ 2,093,599
           Integrated Oil & Gas - 0.7 %
   61,001  QEP Resources, Inc. *                                 $ 1,838,570
           Oil & Gas Drilling - 1.0 %
  150,380  Nabors Industries, Inc. *                             $ 2,715,863
           Oil & Gas Equipment And Services - 1.0 %
   78,325  Halliburton Co. *                                     $ 2,590,208
           Oil & Gas Exploration & Production - 3.7 %
   49,535  Devon Energy Corp.                                    $ 3,206,896
   56,645  EQT Corp.                                               2,042,619
   58,390  Noble Affiliates, Inc.                                  4,384,505
                                                                 $ 9,634,020
           Oil & Gas Refining & Marketing - 1.0 %
  154,945  Valero Energy Corp.                                   $ 2,713,087
           Oil & Gas Storage & Transportation - 1.5 %
  322,440  El Paso Corp.                                         $ 3,991,807
           Total Energy                                          $ 25,577,154
           Materials - 6.0 %
           Diversified Chemical - 0.8 %
   29,630  PPG Industries, Inc.                                  $ 2,157,064
           Industrial Gases - 1.8 %
   56,645  Air Products & Chemicals, Inc.                        $ 4,691,339
           Metal & Glass Containers - 1.6 %
   31,805  Ball Corp.                                            $ 1,871,724
   80,190  Owens-Illinois, Inc. *                                  2,250,131
                                                                 $ 4,121,855
           Paper Packaging - 0.8 %
  122,005  Temple -Inland, Inc.                                  $ 2,276,613
           Paper Products - 1.0 %
  122,685  International Paper Co.                               $ 2,668,399
           Total Materials                                       $ 15,915,270
           Capital Goods - 8.6 %
           Aerospace & Defense - 1.6 %
   56,645  L-3 Communications Holdings, Inc.                     $ 4,093,734
           Industrial Conglomerates - 1.1 %
  139,330  Textron, Inc.                                         $ 2,864,625
           Industrial Machinery - 5.3 %
   35,150  Crane Co.                                             $ 1,333,591
   21,950  Eaton Corp.                                             1,810,656
   95,000  Ingersoll-Rand Plc.                                     3,392,450
   75,834  Kennametal, Inc.                                        2,345,546
   57,230  Snap-On Inc.                                            2,661,767
   39,215  SPX Corp.                                               2,481,525
                                                                 $ 14,025,535
           Trading Companies & Distributors - 0.6 %
   13,194  W.W. Grainger, Inc. (b)                               $ 1,571,537
           Total Capital Goods                                   $ 22,555,431
           Commercial Services & Supplies - 0.4 %
           Research & Consulting Services - 0.4 %
   30,710  Equifax, Inc. *                                       $   958,152
           Total Commercial Services & Supplies                  $   958,152
           Automobiles & Components - 0.7 %
           Motorcycle Manufacturers - 0.7 %
   61,000  Harley-Davidson, Inc. (b)                             $ 1,734,840
           Total Automobiles & Components                        $ 1,734,840
           Consumer Durables & Apparel - 2.6 %
           Homebuilding - 1.2 %
  174,575  Toll Brothers, Inc. *                                 $ 3,320,417
           Housewares & Specialties - 1.4 %
   74,076  Fortune Brands, Inc.                                  $ 3,646,761
           Total Consumer Durables & Apparel                     $ 6,967,178
           Consumer Services - 3.8 %
           Casinos & Gaming - 0.9 %
   68,915  Bally Technologies, Inc. *                            $ 2,408,579
           Education Services - 1.0 %
   48,833  Apollo Group, Inc. *                                  $ 2,507,575
           Hotels, Resorts & Cruise Lines - 0.9 %
   87,650  Wyndham Worldwide Corp.                               $ 2,407,746
           Restaurants - 1.0 %
  122,005  Jack In The Box, Inc. *                               $ 2,615,787
           Total Consumer Services                               $ 9,939,687
           Media - 2.8 %
           Advertising - 0.6 %
  174,290  The Interpublic Group of Companies, Inc. *            $ 1,748,129
           Broadcasting - 1.5 %
  243,300  CBS Corp. (Class B)                                   $ 3,858,738
           Movies & Entertainment - 0.7 %
   48,802  Viacom, Inc. (Class B)                                $ 1,766,144
           Total Media                                           $ 7,373,011
           Retailing - 2.2 %
           Computer & Electronics Retail - 1.5 %
   95,860  Best Buy Co., Inc.                                    $ 3,913,964
           Specialty Stores - 0.7 %
   87,600  Staples Inc.                                          $ 1,832,592
           Total Retailing                                       $ 5,746,556
           Food Beverage & Tobacco - 5.0 %
           Brewers - 0.9 %
   52,287  Molson Coors Brewing Co. (Class B)                    $ 2,468,992
           Distillers & Vintners - 1.2 %
  169,935  Constellation Brands, Inc. *                          $ 3,006,150
           Packaged Foods & Meats - 2.9 %
   18,693  Campbell Soup Co. (b)                                 $   668,275
  127,900  ConAgra, Inc.                                           2,806,126
  129,410  Sara Lee Corp.                                          1,737,976
   39,215  The J.M. Smucker Co.                                    2,373,684
                                                                 $ 7,586,061
           Total Food Beverage & Tobacco                         $ 13,061,203
           Health Care Equipment & Services - 3.8 %
           Health Care Equipment - 0.8 %
   45,315  Baxter International, Inc.                            $ 2,161,979
           Managed Health Care - 3.0 %
  108,873  AETNA, Inc.                                           $ 3,441,476
   87,115  Humana, Inc. *                                          4,376,658
                                                                 $ 7,818,134
           Total Health Care Equipment & Services                $ 9,980,113
           Pharmaceuticals & Biotechnology - 3.0 %
           Life Sciences Tools & Services - 1.0 %
   57,090  Thermo Fisher Scientific, Inc. *                      $ 2,733,469
           Pharmaceuticals - 2.0 %
  123,415  Forest Laboratories, Inc. *                           $ 3,817,226
   69,715  Mylan, Inc. * (b)                                       1,311,339
                                                                 $ 5,128,565
           Total Pharmaceuticals & Biotechnology                 $ 7,862,034
           Banks - 6.0 %
           Diversified Banks - 1.0 %
   67,743  Comerica, Inc.                                        $ 2,516,652
           Regional Banks - 4.2 %
  139,435  Associated Banc-Corp. (b)                             $ 1,839,148
  365,124  KeyCorp                                                 2,906,387
   35,250  PNC Bank Corp.                                          1,829,828
  933,998  Popular, Inc. *                                         2,708,594
  115,525  TCF Financial Corp. (b)                                 1,870,350
                                                                 $ 11,154,307
           Thrifts & Mortgage Finance - 0.8 %
  165,575  People's Bank Corp.                                   $ 2,167,377
           Total Banks                                           $ 15,838,336
           Diversified Financials - 5.6 %
           Asset Management & Custody Banks - 1.8 %
   95,860  Northern Trust Corp.                                  $ 4,624,286
           Investment Banking & Brokerage - 1.7 %
   39,095  Lazard Ltd.                                           $ 1,371,453
  198,500  TD Ameritrade Holding Corp. *                           3,205,775
                                                                 $ 4,577,228
           Specialized Finance - 2.1 %
  226,580  Moody's Corp. (b)                                     $ 5,659,968
           Total Diversified Financials                          $ 14,861,482
           Insurance - 7.5 %
           Life & Health Insurance - 3.5 %
  109,000  Lincoln National Corp.                                $ 2,607,280
  296,294  Unum Group                                              6,562,912
                                                                 $ 9,170,192
           Multi-Line Insurance - 1.1 %
  122,005  Hartford Financial Services Group, Inc.               $ 2,800,015
           Property & Casualty Insurance - 1.2 %
   99,915  Axis Capital Holdings, Ltd.                           $ 3,291,200
           Reinsurance - 1.7 %
   74,992  RenaissanceRe Holdings, Ltd.                          $ 4,496,520
           Total Insurance                                       $ 19,757,927
           Real Estate - 6.1 %
           Industrial Real Estate Investment Trusts - 0.6 %
  113,373  First Potomac Realty Trust                            $ 1,700,595
           Mortgage Real Estate Investments Trusts - 1.1 %
  165,460  Annaly Capital Management, Inc.                       $ 2,912,096
           Office Real Estate Investment Trusts - 2.8 %
    8,230  Alexandria Real Estate Equities, Inc. (b)             $   576,100
   13,941  Boston Properties, Inc.                                 1,158,776
   97,434  Douglas Emmett, Inc.                                    1,706,069
   61,003  Kilroy Realty Corp.                                     2,021,639
   55,200  Mack-Cali Realty Corp.                                  1,805,592
                                                                 $ 7,268,176
           Residential Real Estate Investment Trusts - 0.5 %
   27,440  Equity Residential Property Trust                     $ 1,305,321
           Specialized Real Estate Investments Trusts - 1.1 %
  192,505  Host Hotels & Resorts, Inc.                           $ 2,787,472
           Total Real Estate                                     $ 15,973,660
           Software & Services - 3.8 %
           Application Software - 1.6 %
  496,307  Compuware Corp. *                                     $ 4,233,499
           Data Processing & Outsourced Services - 2.2 %
   78,433  Computer Sciences Corp. *                             $ 3,607,918
   39,320  Fiserv, Inc. *                                          2,116,202
                                                                 $ 5,724,120
           Total Software & Services                             $ 9,957,619
           Technology Hardware & Equipment - 3.6 %
           Communications Equipment - 0.8 %
  380,000  Brocade Communications Systems, Inc. *                $ 2,219,200
           Computer Hardware - 1.3 %
  253,700  Dell, Inc. *                                          $ 3,287,952
           Office Electronics - 1.5 %
  379,205  Xerox Corp.                                           $ 3,924,772
           Total Technology Hardware & Equipment                 $ 9,431,924
           Semiconductors - 2.5 %
           Semiconductor Equipment - 0.5 %
  125,175  Teradyne, Inc. *                                      $ 1,394,450
           Semiconductors - 2.0 %
   77,945  Analog Devices, Inc.                                  $ 2,445,914
  372,670  ON Semiconductor Corp. *                                2,686,951
                                                                 $ 5,132,865
           Total Semiconductors                                  $ 6,527,315
           Telecommunication Services - 2.6 %
           Integrated Telecommunication Services - 1.8 %
  118,920  CenturyLink, Inc.                                     $ 4,692,583
           Wireless Telecommunication Services - 0.8 %
   49,600  NII Holdings, Inc. *                                  $ 2,038,560
           Total Telecommunication Services                      $ 6,731,143
           Utilities - 11.5 %
           Electric Utilities - 4.7 %
   95,860  DPL, Inc.                                             $ 2,504,822
   74,073  Edison International                                    2,547,370
  104,575  FirstEnergy Corp. (b)                                   4,030,321
  126,360  PPL Corp.                                               3,440,783
                                                                 $ 12,523,296
           Multi-Utilities - 6.8 %
   78,430  Ameren Corp.                                          $ 2,227,412
  165,575  CMS Energy Corp. (b)                                    2,982,834
   66,735  Consolidated Edison, Inc. *                             3,217,962
  121,064  Public Service Enterprise Group, Inc.                   4,004,797
  101,450  Sempra Energy                                           5,458,010
                                                                 $ 17,891,015
           Total Utilities                                       $ 30,414,311
           TOTAL COMMON STOCKS
           (Cost  $237,077,302)                                  $ 257,164,346
           TEMPORARY CASH INVESTMENTS - 2.0 %
           Repurchase Agreement - 2.0 %
1,775,000  Bank of America, Inc., 0.19%, dated 9/30/10, repurchase price of
           $1,775,000
           plus accrued interest on 10/1/10 collateralized by the following:
           $1,365,181 U.S. Treasury Notes, 2.125%, 11/30/14
           $445,319 U.S. Treasury Inflated Notes, 1.625, 1/15/15 $ 1,775,000

1,775,000  Bank of America, Inc., 0.21%, dated 9/30/10, repurchase price of
           $1,775,000
           plus accrued interest on 10/1/10 collateralized by the following:
           $1,810,500 Federal National Mortgage Association, 4.0%, 1,775,000

1,775,000  Barclays Plc, 0.20%, dated 9/30/10, repurchase price of $1,775,000 plus accrued interest on 10/1/10 collateralized by
           $1,810,500 Government National Mortgage Association, 4.51,775,000
                                                                 $ 5,325,000
           Total Repurchase Agreements
           (Cost  $5,325,000)                                    $ 5,325,000
Principal
Amount ($)                                                           Value
           Securities Lending Collateral  - 6.5 % (c)
           Certificates of Deposit:
 488,309   Bank of Nova Scotia, 0.37%, 9/29/10                   $  488,309
 341,816   BBVA Group NY, 0.56%, 7/26/11                            341,816
 488,309   BNP Paribas Bank NY, 0.38%, 11/8/10                      488,309
 244,155   DNB Nor Bank ASA NY, 0.27%, 11/10/10                     244,155
 488,309   Nordea NY,  0.5%, 12/10/10                               488,309
 488,309   RoboBank Netherland NV NY, 0.44%, 8/8/11                 488,309
 488,309   Royal Bank of Canada NY, 0.26%, 1/21/11                  488,309
 488,309   SocGen NY,  0.34%, 11/10/10                              488,309
 244,155   Svenska NY,  0.275%, 11/12/10                            244,155
                                                                 $ 3,759,980

           Commercial Paper:
 292,986   American Honda Finance, 0.28%, 5/4/11                 $  292,986
 196,426   American Honda Finance, 1.04%, 6/20/11                   196,426
 179,656   Australia & New Zealand Banking Group, 1.04%, 8/4/11     179,656
 498,420   Caterpillar Financial Services Corp., 1.04%, 6/24/11     498,420
 537,140   CBA, 0.31%, 1/3/11                                       537,140
  97,647   CHARFD, 0.38%, 10/15/10                                   97,647
 341,599   CHARFD, 0.31%, 12/14/10                                  341,599
 195,307   CLIPPR, 0.45%, 10/8/10                                   195,307
 292,847   CLIPPR, 0.28%, 12/1/10                                   292,847
 157,653   CLIPPR, 0.45%, 10/8/10                                   157,653
 273,135   FAIRPP, 0.3%, 11/9/10                                    273,135
 195,234   FASCO, 0.27%, 12/1/10                                    195,234
 488,375   Federal Home Loan Bank, 0.37%, 6/1/11                    488,375
 244,141   GE Corp., 0.55%, 1/26/11                                 244,141
  48,800   General Electric Capital Corp., 0.37%, 6/6/11             48,800
  52,855   General Electric Capital Corp., 0.59%, 10/6/10            52,855
  53,226   General Electric Capital Corp., 0.62%, 10/21/10           53,226
 195,234   OLDLLC, 0.27%, 12/1/10                                   195,234
 267,498   OLDLLC, 0.27%, 12/2/10                                   267,498
 390,549   SANTANDER, 0.43%, 10/22/10                               390,549
  97,651   SRCPP, 0.38%, 10/12/10                                    97,651
 244,034   SRCPP, 0.27%, 12/6/10                                    244,034
 146,488   STRAIT, 0.36%, 10/4/10                                   146,488
 366,264   STRAIT, 0.25%, 12/8/10                                   366,264
 244,126   TBLLC, 0.38%, 10/12/10                                   244,126
 244,041   TBLLC, 0.27%, 12/2/10                                    244,041
 488,309   Toyota Motor Credit Corp., 0.44%, 9/8/11                 488,309
 488,195   VARFUN, 0.35%, 10/25/10                                  488,195
 292,997   Wachovia, 0.39%, 3/22/11                                 292,997
 488,309   Westpac, 0.5%, 07/29/11                                  488,309
 195,310   WFC, 0.37%, 12/2/10                                      195,310
                                                                 $ 8,294,452

           Tri-party Repurchase Agreements:
 355,645   Barclays Capital Markets,  0.2%, 10/1/10              $  355,645
1,953,242  Deutsche Bank Securities, Inc., 0.25%, 10/1/10          1,953,242
 488,309   HSBC Bank USA NA, 0.25% 10/1/10                          488,309
 292,986   JPMorgan, Inc., 0.22%, 10/1/10                           292,986
 488,309   RBS Securities, Inc., 0.25%, 10/1/10                     488,309
                                                                 $ 3,578,491
  Shares   Money Market Mutual Funds
 488,309   BlackRock Liquidity Temporary Cash Fund               $  488,309
 488,309   Dreyfus Preferred Money Market Fund                      488,309
 488,309   Fidelity Prime Money Market Fund                         488,309
                                                                 $ 1,464,927
           Total Securities Lending Collateral
           (Cost  $17,097,850)                                   $ 17,097,850
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $22,422,850)                                   $ 22,422,850
           TOTAL INVESTMENT IN SECURITIES -106.1%
           (Cost  $259,500,152) (a)                              $ 279,587,196
           OTHER ASSETS AND LIABILITIES - (6.1)%                 $ (16,127,573)
           TOTAL NET ASSETS - 100.0%                             $ 263,459,623

       *   Non-income producing security.

     (a) At September 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $268,691,150 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost             $ 29,761,532

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (18,865,486)

           Net unrealized loss                                   $ 10,896,046

     (b)   At September 30, 2010, the following securities were out on loan:

 Shares                           Security                           Value
           Alexandria Real Estate Equities, Inc.                     560,000
       	  6Associated Banc-Corp.                                     791,400
          3Campbell Soup Co.                                       1,147,575
        132CMS Energy Corp.                                        2,389,452
          9FirstEnergy Corp.                                       3,580,366
          2Harley-Davidson, Inc.                                     725,220
        174Moody's Corp.                                           4,369,002
          6Mylan, Inc. *                                           1,248,984
          2TCF Financial Corp.                                       380,465
           W.W. Grainger, Inc.                                     1,071,990
           Total                                                 $16,264,454


     (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.



         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities
         Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                               Level 1      Level 2   Level 3     Total
Common Stocks               $257,164,346    $0          $0    $257,164,346
Temporary Cash Investments       0        20,957,923     0      20,957,923
Money market Mutual Funds      1,464,927      0          0       1,464,927
 Total                      $258,629,273  $20,957,923   $0    $279,587,196

Pioneer Fund VCT Portfolio
Schedule of Investments  9/30/10


 Shares                                                               Value

           COMMON STOCKS - 99.6 %
           Energy - 10.7 %
           Coal & Consumable Fuels - 0.3 %
 24,861    Consol Energy, Inc.                                     $  918,863
           Integrated Oil & Gas - 6.6 %
 122,653   Chevron Corp.                                           $ 9,941,026
 68,792    ConocoPhillips                                            3,950,725
 56,675    Exxon Mobil Corp.                                         3,501,948
 47,114    Hess Corp.                                                2,785,380
 78,023    Marathon Oil Corp.                                        2,582,561
                                                                   $ 22,761,640
           Oil & Gas Drilling - 0.8 %
 46,083    Ensco Plc                                               $ 2,061,293
 20,123    Helmerich & Payne, Inc.                                    814,177
                                                                   $ 2,875,470
           Oil & Gas Equipment & Services - 0.9 %
 49,439    Schlumberger Ltd.                                       $ 3,045,937
           Oil & Gas Exploration & Production - 2.1 %
 60,379    Apache Corp.                                            $ 5,902,651
 20,337    Devon Energy Corp.                                        1,316,617
                                                                   $ 7,219,268
           Total Energy                                            $ 36,821,178
           Materials - 6.2 %
           Aluminum - 0.6 %
 163,036   Alcoa, Inc. (b)                                         $ 1,974,366
           Diversified Chemical - 0.7 %
 57,636    E.I. du Pont de Nemours and Co.                         $ 2,571,718
           Diversified Metals & Mining - 3.3 %
 39,203    Freeport-McMoRan Copper & Gold, Inc. (Class B)          $ 3,347,544
 134,346   Rio Tinto Plc                                             7,856,960
                                                                   $ 11,204,504
           Fertilizers & Agricultural Chemicals - 0.4 %
 30,602    Monsanto Co.                                            $ 1,466,754
           Industrial Gases - 0.6 %
 26,662    Air Products & Chemicals, Inc.                          $ 2,208,147
           Specialty Chemicals - 0.6 %
 39,514    Ecolab, Inc.                                            $ 2,004,940
           Total Materials                                         $ 21,430,429
           Capital Goods - 11.6 %
           Aerospace & Defense - 3.1 %
 57,755    General Dynamics Corp.                                  $ 3,627,592
 19,107    Honeywell International, Inc.                              839,562
 27,066    Lockheed Martin Corp.                                     1,929,264
 57,650    United Technologies Corp.                                 4,106,410
                                                                   $ 10,502,828
           Construction & Farm Machinery & Heavy Trucks - 4.6 %
 40,673    Caterpillar, Inc.                                       $ 3,200,152
 69,920    Deere & Co.                                               4,879,018
 161,009   PACCAR, Inc.                                              7,752,583
                                                                   $ 15,831,753
           Electrical Component & Equipment - 1.5 %
 61,136    Emerson Electric Co.                                    $ 3,219,422
 33,770    Rockwell International Corp.                              2,084,622
                                                                   $ 5,304,044
           Industrial Conglomerates - 1.6 %
 36,643    3M Co.                                                  $ 3,177,315
 139,890   General Electric Co.                                      2,273,213
                                                                   $ 5,450,528
           Industrial Machinery - 0.8 %
 25,916    Illinois Tool Works, Inc.                               $ 1,218,570
 22,651    Parker Hannifin Corp.                                     1,586,929
                                                                   $ 2,805,499
           Total Capital Goods                                     $ 39,894,652
           Transportation - 4.4 %
           Railroads - 4.4 %
 71,529    Canadian National Railway Co.                           $ 4,579,287
 23,033    CSX Corp.                                                 1,274,186
 158,729   Norfolk Southern Corp.                                    9,445,963
                                                                   $ 15,299,436
           Total Transportation                                    $ 15,299,436
           Automobiles & Components - 3.5 %
           Auto Parts & Equipment - 2.5 %
 42,251    BorgWarner, Inc. *                                      $ 2,223,248
 210,038   Johnson Controls, Inc.                                    6,406,159
                                                                   $ 8,629,407
           Automobile Manufacturers - 1.0 %
 281,699   Ford Motor Co. * (b)                                    $ 3,447,996
           Total Automobiles & Components                          $ 12,077,403
           Consumer Durables & Apparel - 1.0 %
           Apparel, Accessories & Luxury Goods - 1.0 %
 79,179    Coach, Inc.                                             $ 3,401,530
           Total Consumer Durables & Apparel                       $ 3,401,530
           Consumer Services - 0.4 %
           Restaurants - 0.4 %
 18,425    McDonald's Corp.                                        $ 1,372,847
           Total Consumer Services                                 $ 1,372,847
           Media - 3.5 %
           Publishing - 3.5 %
 253,902   Elsevier NV                                             $ 3,203,367
 119,865   John Wiley & Sons, Inc.                                   4,897,684
 119,811   McGraw-Hill Co., Inc.                                     3,960,952
                                                                   $ 12,062,003
           Total Media                                             $ 12,062,003
           Retailing - 4.0 %
           Department Stores - 0.8 %
 73,811    Nordstrom, Inc.                                         $ 2,745,769
           General Merchandise Stores - 2.0 %
 125,334   Target Corp.                                            $ 6,697,849
           Home Improvement Retail - 0.8 %
 127,957   Lowe's Companies, Inc.                                  $ 2,852,162
           Specialty Stores - 0.4 %
 62,714    Staples Inc.                                            $ 1,311,977
           Total Retailing                                         $ 13,607,757
           Food & Drug Retailing - 3.7 %
           Drug Retail - 2.2 %
 70,586    CVS/Caremark Corp.                                      $ 2,221,341
 159,194   Walgreen Co.                                              5,332,990
                                                                   $ 7,554,331
           Food Distributors - 0.8 %
 94,301    Sysco Corp.                                             $ 2,689,465
           Hypermarkets & Supercenters - 0.7 %
 44,744    Wal-Mart Stores, Inc.                                   $ 2,394,699
           Total Food & Drug Retailing                             $ 12,638,495
           Food Beverage & Tobacco - 6.2 %
           Packaged Foods & Meats - 5.2 %
 102,428   General Mills, Inc.                                     $ 3,742,719
 84,692    H.J. Heinz Co., Inc.                                      4,011,860
 107,706   Hershey Foods Corp.                                       5,125,729
 37,607    Kellogg Co.                                               1,899,530
 106,094   Kraft Foods, Inc.                                         3,274,061
                                                                   $ 18,053,899
           Soft Drinks - 1.0 %
 49,221    PepsiCo, Inc.                                           $ 3,270,243
           Total Food Beverage & Tobacco                           $ 21,324,142
           Household & Personal Products - 2.6 %
           Household Products - 2.0 %
 14,375    Clorox Co.                                              $  959,675
 74,604    Colgate-Palmolive Co.                                     5,734,063
                                                                   $ 6,693,738
           Personal Products - 0.6 %
 33,187    Estee Lauder Co.                                        $ 2,098,414
           Total Household & Personal Products                     $ 8,792,152
           Health Care Equipment & Services - 6.2 %
           Health Care Equipment - 6.2 %
 51,614    Baxter International, Inc.                              $ 2,462,504
 87,116    Becton, Dickinson & Co.                                   6,455,296
 54,692    C. R. Bard, Inc.                                          4,453,570
 32,277    Covidien Ltd                                              1,297,213
 46,270    Medtronic, Inc.                                           1,553,747
 83,670    St. Jude Medical, Inc. *                                  3,291,578
 39,810    Stryker Corp.                                             1,992,491
                                                                   $ 21,506,399
           Total Health Care Equipment & Services                  $ 21,506,399
           Pharmaceuticals & Biotechnology - 4.9 %
           Pharmaceuticals - 4.9 %
 89,865    Abbott Laboratories, Inc.                               $ 4,694,548
 41,809    Eli Lilly & Co.                                           1,527,283
 35,319    Johnson & Johnson Co.                                     2,188,365
 39,071    Merck & Co., Inc.                                         1,438,204
 165,737   Pfizer, Inc.                                              2,845,704
 78,326    Teva Pharmaceutical Industries Ltd.                       4,131,697
                                                                   $ 16,825,801
           Total Pharmaceuticals & Biotechnology                   $ 16,825,801
           Banks - 2.4 %
           Diversified Banks - 1.3 %
 111,115   U.S. Bancorp                                            $ 2,402,306
 76,638    Wells Fargo  & Co.                                        1,924,763
                                                                   $ 4,327,069
           Regional Banks - 1.1 %
 178,901   KeyCorp                                                 $ 1,424,052
 34,028    PNC Bank Corp.                                            1,766,393
 31,328    Zions Bancorp. (b)                                         669,166
                                                                   $ 3,859,611
           Total Banks                                             $ 8,186,680
           Diversified Financials - 7.5 %
           Asset Management & Custody Banks - 4.9 %
 40,574    Franklin Resources, Inc.                                $ 4,337,361
 56,011    Northern Trust Corp.                                      2,701,971
 59,682    State Street Corp.                                        2,247,624
 86,795    T. Rowe Price Associates, Inc.                            4,345,392
 123,223   The Bank of New York Mellon Corp.                         3,219,817
                                                                   $ 16,852,165
           Consumer Finance - 0.4 %
 37,200    American Express Co.                                    $ 1,563,516
           Diversified Finance Services - 1.1 %
 148,256   Bank of America Corp.                                   $ 1,943,636
 49,114    J.P. Morgan Chase & Co.                                   1,869,770
                                                                   $ 3,813,406
           Investment Banking & Brokerage - 0.7 %
 94,142    Morgan Stanley Co.                                      $ 2,323,425
           Specialized Finance - 0.4 %
  5,065    CME Group Inc.                                          $ 1,319,179
           Total Diversified Financials                            $ 25,871,691
           Insurance - 2.7 %
           Property & Casualty Insurance - 2.7 %
 129,218   Chubb Corp.                                             $ 7,364,134
 34,845    The Travelers Companies, Inc.                             1,815,425
                                                                   $ 9,179,559
           Total Insurance                                         $ 9,179,559
           Software & Services - 4.5 %
           Application Software - 1.6 %
 66,013    Adobe Systems, Inc. *                                   $ 1,726,240
 53,943    Citrix Systems, Inc. *                                    3,681,070
                                                                   $ 5,407,310
           Data Processing & Outsourced Services - 1.7 %
 62,908    Automatic Data Processing, Inc.                         $ 2,644,023
 34,398    DST Systems, Inc.                                         1,542,406
 27,810    Fiserv, Inc. *                                            1,496,734
                                                                   $ 5,683,163
           IT Consulting & Other Services - 0.6 %
 15,746    IBM Corp.                                               $ 2,112,168
           Systems Software - 0.6 %
 62,102    Microsoft Corp.                                         $ 1,520,878
 25,400    Oracle Corp.                                               681,990
                                                                   $ 2,202,868
           Total Software & Services                               $ 15,405,509
           Technology Hardware & Equipment - 6.5 %
           Communications Equipment - 2.3 %
 100,250   Cisco Systems, Inc. *                                   $ 2,195,475
 141,305   Motorola, Inc. *                                          1,205,332
 217,375   Nokia Corp. (.A.D.R.) (b)                                 2,180,271
 29,732    Qualcomm, Inc.                                            1,341,508
 20,285    Research In Motion, Ltd. *                                 987,677
                                                                   $ 7,910,263
           Computer Hardware - 2.3 %
  5,607    Apple Inc. *                                            $ 1,590,986
 156,228   Hewlett-Packard Co.                                       6,572,512
                                                                   $ 8,163,498
           Computer Storage & Peripherals - 0.5 %
 81,919    EMC Corp. *                                             $ 1,663,775
           Office Electronics - 1.4 %
 101,289   Canon, Inc.  (A.D.R.)                                   $ 4,732,222
           Total Technology Hardware & Equipment                   $ 22,469,758
           Semiconductors - 4.2 %
           Semiconductor Equipment - 1.1 %
 173,540   Applied Materials, Inc.                                 $ 2,026,947
 52,572    ASM Lithography Holdings NV                               1,569,800
                                                                   $ 3,596,747
           Semiconductors - 3.1 %
 42,700    Altera Corp.                                            $ 1,287,832
 95,977    Analog Devices, Inc.                                      3,011,758
 153,916   Intel Corp.                                               2,959,805
 131,381   Texas Instruments, Inc.                                   3,565,680
                                                                   $ 10,825,075
           Total Semiconductors                                    $ 14,421,822
           Telecommunication Services - 1.6 %
           Integrated Telecommunication Services - 1.6 %
 130,213   AT&T Corp.                                              $ 3,724,092
 12,496    Frontier Communications Corp.                              102,092
 52,060    Verizon Communications, Inc.                              1,696,635
                                                                   $ 5,522,819
           Total Telecommunication Services                        $ 5,522,819
           Utilities - 1.4 %
           Electric Utilities - 0.9 %
 33,712    PPL Corp.                                               $  917,978
 58,095    Southern Co.                                              2,163,458
                                                                   $ 3,081,436
           Multi-Utilities - 0.5 %
 47,621    Public Service Enterprise Group, Inc.                   $ 1,575,303
           Total Utilities                                         $ 4,656,739
           TOTAL COMMON STOCKS
           (Cost  $295,223,886)                                    $ 342,768,801

Principal  TEMPORARY CASH INVESTMENTS
Amount ($) Securities Lending Collateral  - 2.0 % (c)                 Value
           Certificates of Deposit:
 195,077   Bank of Nova Scotia, 0.37%, 9/29/10                     $  195,077
 136,554   BBVA Group NY, 0.56%, 7/26/11                              136,554
 195,077   BNP Paribas Bank NY, 0.38%, 11/8/10                        195,077
 97,538    DNB Nor Bank ASA NY, 0.27%, 11/10/10                        97,538
 195,077   Nordea NY,  0.5%, 12/10/10                                 195,077
 195,077   RoboBank Netherland NV NY, 0.44%, 8/8/11                   195,077
 195,077   Royal Bank of Canada NY, 0.26%, 1/21/11                    195,077
 195,077   SocGen NY,  0.34%, 11/10/10                                195,077
 97,538    Svenska NY,  0.275%, 11/12/10                               97,538
                                                                   $ 1,502,092

           Commercial Paper:
 117,046   American Honda Finance, 0.28%, 5/4/11                   $  117,046
 78,471    American Honda Finance, 1.04%, 6/20/11                      78,471
 71,772    Australia & New Zealand Banking Group, 1.04%, 8/4/11        71,772
 199,116   Caterpillar Financial Services Corp., 1.04%, 6/24/11       199,116
 214,585   CBA, 0.31%, 1/3/11                                         214,585
 39,010    CHARFD, 0.38%, 10/15/10                                     39,010
 136,467   CHARFD, 0.31%, 12/14/10                                    136,467
 78,024    CLIPPR, 0.45%, 10/8/10                                      78,024
 116,991   CLIPPR, 0.28%, 12/1/10                                     116,991
 62,982    CLIPPR, 0.45%, 10/8/10                                      62,982
 109,116   FAIRPP, 0.3%, 11/9/10                                      109,116
 77,995    FASCO, 0.27%, 12/1/10                                       77,995
 195,103   Federal Home Loan Bank, 0.37%, 6/1/11                      195,103
 97,533    GE Corp., 0.55%, 1/26/11                                    97,533
 19,495    General Electric Capital Corp., 0.37%, 6/6/11               19,495
 21,115    General Electric Capital Corp., 0.59%, 10/6/10              21,115
 21,263    General Electric Capital Corp., 0.62%, 10/21/10             21,263
 77,995    OLDLLC, 0.27%, 12/1/10                                      77,995
 106,864   OLDLLC, 0.27%, 12/2/10                                     106,864
 156,022   SANTANDER, 0.43%, 10/22/10                                 156,022
 39,011    SRCPP, 0.38%, 10/12/10                                      39,011
 97,490    SRCPP, 0.27%, 12/6/10                                       97,490
 58,521    STRAIT, 0.36%, 10/4/10                                      58,521
 146,321   STRAIT, 0.25%, 12/8/10                                     146,321
 97,527    TBLLC, 0.38%, 10/12/10                                      97,527
 97,493    TBLLC, 0.27%, 12/2/10                                       97,493
 195,077   Toyota Motor Credit Corp., 0.44%, 9/8/11                   195,077
 195,031   VARFUN, 0.35%, 10/25/10                                    195,031
 117,051   Wachovia, 0.39%, 3/22/11                                   117,051
 195,077   Westpac, 0.5%, 07/29/11                                    195,077
 78,027    WFC, 0.37%, 12/2/10                                         78,027
                                                                   $ 3,313,591

           Tri-party Repurchase Agreements:
 142,078   Barclays Capital Markets,  0.2%, 10/1/10                $  142,078
 780,308   Deutsche Bank Securities, Inc., 0.25%, 10/1/10             780,308
 195,077   HSBC Bank USA NA, 0.25% 10/1/10                            195,077
 117,046   JPMorgan, Inc., 0.22%, 10/1/10                             117,046
 195,077   RBS Securities, Inc., 0.25%, 10/1/10                       195,077
                                                                   $ 1,429,586
 Shares    Money Market Mutual Funds
 195,077   BlackRock Liquidity Temporary Cash Fund                 $  195,077
 195,077   Dreyfus Preferred Money Market Fund                        195,077
 195,077   Fidelity Prime Money Market Fund                           195,077
                                                                   $  585,231

           Total Securities Lending Collateral                     $ 6,830,500
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $6,830,500)                                      $ 6,830,500
           TOTAL INVESTMENT IN SECURITIES - 101.6%
           (Cost  $302,054,386) (a)                                $ 349,599,301
           OTHER ASSETS AND LIABILITIES - (1.6)%                   $ -5,373,069
           TOTAL NET ASSETS - 100.0%                               $ 344,226,232

(A.D.R.)   American Depositary Receipt

    *      Non-income producing security.

   (a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $303,760,396 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $ 76,422,130

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                 -30,583,225

           Net unrealized gain                                     $ 45,838,905

   (b)     At September 30, 2010, the following securities were out on loan:

 Shares                            Security                           Value
 50,000    Alcoa, Inc.                                             $ 605,500
 277,800   Ford Motor Co. *                                          3,400,272
 205,400   Nokia Corp. (.A.D.R.)                                     2,060,162
 23,000    Zions Bancorp.                                            491,280
           Total                                                   $ 6,557,214

   (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.



         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities
         Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September 31, 2010, in valuing the Fund's assets:

                               Level 1     Level 2    Level 3    Total
Common Stocks               $342,768,801     $0        $0    $342,768,801
Temporary Cash Investments             0   6,245,269   0       6,245,269
Money market Mutual Funds        585,231      0         0         585,321
 Total                      $343,354,032  $6,245,269  $0    $349,599,301

Pioneer Real Estate Shares VCT Portfolio
Schedule of Investments  9/30/10

Shares                                                              Value

         COMMON STOCKS - 99.0 %
         Consumer Services - 2.4 %
         Hotels, Resorts & Cruise Lines - 2.4 %
 27,600  Pebblebrook Hotel Trust, Inc. *                         $  497,076
 15,000  Starwood Hotels & Resorts, Inc.                            788,250
                                                                 $1,285,326
         Total Consumer Services                                 $1,285,326
         Real Estate - 96.6 %
         Diversified Real Estate Activities - 0.4 %
 11,200  Coresite Realty Corp. *                                 $  183,568
         Diversified Real Estate Investment Trust - 8.8 %
  8,000  Excel Trust, Inc. (b)                                   $   90,160
 47,300  Liberty Property Trust, Inc. (b)                         1,508,870
 34,800  Retail Opportunity Investment Corp.                        333,036
 32,500  Vornado Realty Trust, Inc.                               2,779,725
                                                                 $4,711,791
         Industrial Real Estate Investment Trust - 6.9 %
 37,000  AMB Property Corp.                                      $  979,390
196,500  DCT Industrial Trust Inc. (b)                              941,235
 47,900  Dupont Fabros Technology, Inc.                           1,204,685
 39,000  First Potomac Realty Trust, Inc.                           585,000
                                                                 $3,710,310
         Office Real Estate Investment Trust - 13.9 %
  8,000  Alexandria Real Estate Equities, Inc.                   $  560,000
 52,000  BioMed Property Trust, Inc. (b)                            931,840
 31,100  Boston Properties, Inc.                                  2,585,032
 18,600  Digital Realty Trust, Inc. (b)                           1,147,620
 42,300  Kilroy Realty Corp.                                      1,401,822
  8,200  Mack-Cali Realty Corp.                                     268,222
 30,900  Piedmont Office Realty Trust, Inc. (b)                     584,319
                                                                 $7,478,855
         Real Estate Operating Companies - 0.4 %
 13,200  Hudson Pacific Properties, Inc.                         $  216,084
         Residential Real Estate Investment Trust - 17.2 %
  7,200  American Campus Communities, Inc. *                     $  219,168
 24,100  AvalonBay Communities, Inc. * (b)                        2,504,713
 33,000  Camden Property Trust, Inc. *                            1,583,010
  9,800  Equity Lifestyle Properties, Inc.                          533,904
 79,900  Equity Residential Property Trust, Inc.                  3,800,843
  5,500  Essex Property Trust, Inc.                                 601,920
                                                                 $9,243,558
         Retail Real Estate Investment Trust - 24.4 %
 54,400  Developers Diversified Realty Corp.                     $  610,368
 22,500  Federal Realty Investment Trust, Inc. (b)                1,837,350
 92,100  Kite Realty Group Trust, Inc.                              408,924
 30,900  National Retail Properties, Inc. (b)                       775,899
 29,800  Ramco-Gershenson Properties Trust, Inc.                    319,158
  5,900  Realty Income Corp. (b)                                    198,948
 38,000  Regency Centers Corp. (b)                                1,499,860
 56,000  Simon Property Group (b)                                 5,193,440
  5,800  Taubman Centers, Inc. (b)                                  258,738
 46,300  The Macerich Co. (b)                                     1,988,585
                                                                 $13,091,270
         Specialized Real Estate Investment Trust - 24.6 %
 21,800  Entertainment Properties Trust, Inc.                    $  941,324
 94,400  Extra Space Storage, Inc.                                1,514,176
 59,500  HCP, Inc. (b)                                            2,140,810
  9,000  HealthCare REIT, Inc.                                      426,060
138,000  Host Hotels & Resorts, Inc.                              1,998,240
 56,000  Nationwide Health Properties, Inc.                       2,165,520
 55,000  Omega Healthcare Investors, Inc.                         1,234,750
 28,400  Public Storage, Inc.                                     2,755,936
                                                                 $13,176,816
         Total Real Estate                                       $51,812,252
         TOTAL COMMON STOCKS
Principal(Cost  $30,439,496)                                     $53,097,578
Amount
         TEMPORARY CASH INVESTMENTS - 22.8 %
         Securities Lending Collateral  - 22.8 % (c)
         Certificates of Deposit:
349,893  Bank of Nova Scotia, 0.37%, 9/29/10                     $  349,893
244,925  BBVA Group NY, 0.56%, 7/26/11                              244,925
349,893  BNP Paribas Bank NY, 0.38%, 11/8/10                        349,893
174,946  DNB Nor Bank ASA NY, 0.27%, 11/10/10                       174,946
349,893  Nordea NY,  0.5%, 12/10/10                                 349,893
349,893  RoboBank Netherland NV NY, 0.44%, 8/8/11                   349,893
349,893  Royal Bank of Canada NY, 0.26%, 1/21/11                    349,893
349,893  SocGen NY,  0.34%, 11/10/10                                349,893
174,946  Svenska NY,  0.275%, 11/12/10                              174,946
                                                                 $2,694,175

         Commercial Paper:
209,936  American Honda Finance, 0.28%, 5/4/11                   $  209,936
140,747  American Honda Finance, 1.04%, 6/20/11                     140,747
128,731  Australia & New Zealand Banking Group, 1.04%, 8/4/11       128,731
357,138  Caterpillar Financial Services Corp., 1.04%, 6/24/11       357,138
384,882  CBA, 0.31%, 1/3/11                                         384,882
 69,968  CHARFD, 0.38%, 10/15/10                                     69,968
244,769  CHARFD, 0.31%, 12/14/10                                    244,769
139,945  CLIPPR, 0.45%, 10/8/10                                     139,945
209,836  CLIPPR, 0.28%, 12/1/10                                     209,836
112,965  CLIPPR, 0.45%, 10/8/10                                     112,965
195,712  FAIRPP, 0.3%, 11/9/10                                      195,712
139,893  FASCO, 0.27%, 12/1/10                                      139,893
349,940  Federal Home Loan Bank, 0.37%, 6/1/11                      349,940
174,936  GE Corp., 0.55%, 1/26/11                                   174,936
 34,967  General Electric Capital Corp., 0.37%, 6/6/11               34,967
 37,873  General Electric Capital Corp., 0.59%, 10/6/10              37,873
 38,138  General Electric Capital Corp., 0.62%, 10/21/10             38,138
139,893  OLDLLC, 0.27%, 12/1/10                                     139,893
191,673  OLDLLC, 0.27%, 12/2/10                                     191,673
279,844  SANTANDER, 0.43%, 10/22/10                                 279,844
 69,970  SRCPP, 0.38%, 10/12/10                                      69,970
174,860  SRCPP, 0.27%, 12/6/10                                      174,860
104,965  STRAIT, 0.36%, 10/4/10                                     104,965
262,442  STRAIT, 0.25%, 12/8/10                                     262,442
174,926  TBLLC, 0.38%, 10/12/10                                     174,926
174,865  TBLLC, 0.27%, 12/2/10                                      174,865
349,893  Toyota Motor Credit Corp., 0.44%, 9/8/11                   349,893
349,811  VARFUN, 0.35%, 10/25/10                                    349,811
209,944  Wachovia, 0.39%, 3/22/11                                   209,944
349,893  Westpac, 0.5%, 07/29/11                                    349,893
139,948  WFC, 0.37%, 12/2/10                                        139,948
                                                                 $5,943,303

         Tri-party Repurchase Agreements:
254,834  Barclays Capital Markets,  0.2%, 10/1/10                $  254,834
1,399,562Deutsche Bank Securites, Inc., 0.25%, 10/1/10            1,399,562
349,893  HSBC Bank USA NA, 0.25% 10/1/10                            349,893
209,936  JPMorgan, Inc., 0.22%, 10/1/10                             209,936
349,893  RBS Securities, Inc., 0.25%, 10/1/10                       349,893
                                                                 $2,564,118
Shares   Money Market Mutual Funds
349,893  Blackrock Liquidity Temporary Cash Fund                 $  349,893
349,893  Dreyfus Preferred Money Market Fund                        349,893
349,893  Fidelity Prime Money Market Fund                           349,893
                                                                 $1,049,679

         Total Securities Lending Collateral                     $12,251,275

         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $12,251,275)                                     $12,251,275

         TOTAL INVESTMENT IN SECURITIES - 121.8%
         (Cost  $42,690,771) (a)                                 $65,348,853

         OTHER ASSETS AND LIABILITIES - (21.8)%                  $(11,684,899)

         TOTAL NET ASSETS - 100.0%                               $53,663,954

     *   Non-income producing security.

   (a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $42,690,771 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost               $  25,673,958

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                  (3,015,876)

         Net unrealized gain                                     $22,658,082

   (b)   At September 30, 2010, the following securities were out on loan:

Shares                           Security                           Value
 21,900  AvalonBay Communities, Inc. *                           $2,276,067
 34,200  BioMed Property Trust, Inc.                               612,864
  5,200  DCT Industrial Trust Inc.                                  24,908
 18,400  Digital Realty Trust, Inc.                               1,135,280
  7,000  Excel Trust, Inc.                                          78,890
  6,400  Federal Realty Investment Trust, Inc.                     522,624
 45,500  HCP, Inc.                                                1,637,090
 34,500  Liberty Property Trust, Inc.                             1,100,550
 45,800  The Macerich Co.                                         1,967,110
 30,000  National Retail Properties, Inc.                          753,300
 28,000  Piedmont Office Realty Trust, Inc.                        529,480
  5,600  Realty Income Corp.                                       188,832
 18,400  Regency Centers Corp.                                     726,248
  1,200  Simon Property Group                                      111,288
  5,300  Taubman Centers, Inc.                                     236,433
         Total                                                $  11,900,964

   (c)   Securities lending collateral is managed by Credit
         Suisse AG, New York Branch.


        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities
        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                               Level 1   Level 2  Level 3  Total

Common Stocks              $53,097,578     $0       $0     $53,097,578
Temporary Cash Investments     		11,201,596  0       11,201,596
Money Market Mutual Funds  1,049,679        0	    0        1,049,679
Total                    $54,147,257    $11,201,596 $0    $65,348,853

Pioneer Strategic Income
Schedule of Investments  9/30/10 (unaudited)

PrincipaFloat                                                    Value
Amount  Rate (d)
              CONVERTIBLE CORPORATE BONDS - 2.8 %
              Energy - 0.4 %
              Coal & Consumable Fuels - 0.2 %
116,000       Massey Energy Co., 3.25%, 8/1/15                $ 102,950
              Oil & Gas Exploration & Production - 0.1 %
55,000        Chesapeake Energy Co., 2.5%, 5/15/37            $  47,850
              Total Energy                                    $ 150,800
              Capital Goods - 0.6 %
              Electrical Component & Equipment - 0.3 %
104,000       General Cable Corp., 4.5%, 11/15/29             $ 104,390
              Trading Companies & Distributors - 0.3 %
72,000        WESCO International, Inc., 6.0%, 9/15/29        $ 116,730
              Total Capital Goods                             $ 221,120
              Transportation - 0.3 %
              Marine - 0.3 %
111,000       Horizon Lines, Inc., 4.25%, 8/15/12             $ 101,010
              Total Transportation                            $ 101,010
              Health Care Equipment & Services - 0.2 %
              Health Care Services - 0.2 %
114,000       Omnicare Inc., 3.25%, 12/15/35                  $  98,040
              Total Health Care Equipment & Services          $  98,040
              Banks - 0.1 %
              Regional Banks - 0.0 %
31,000        National City Corp., 4.0%, 2/1/11               $  31,271
              Total Banks                                     $  31,271
              Technology Hardware & Equipment - 0.8 %
              Communications Equipment - 0.4 %
165,000       CommScope, Inc., 3.25%, 7/1/15                  $ 187,481
              Electronic Equipment & Instruments - 0.3 %
131,000       L-1 Identity Solutions, Inc., 3.75%, 5/15/27    $ 131,000
              Total Technology Hardware & Equipment           $ 318,481
              Semiconductors - 0.3 %
50,000        JA Solar Holdings Co., 4.5%, 5/15/13            $  47,250
60,000        SunPower Corp., 1.25%, 2/15/27                     55,050
                                                              $ 102,300
              Total Semiconductors                            $ 102,300
              Telecommunication Services - 0.2 %
              Integrated Telecommunication Services - 0.1 %
75,000        MasTec, Inc., 4.0%, 6/15/14                     $  74,813
              Total Telecommunication Services                $  74,813
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $882,358)                                $1,097,835

              PREFERRED STOCKS - 1.3 %
              Automobiles & Components - 0.2 %
              Automobile Manufacturers - 0.2 %
2,000         Ford Cap Trust, 6.5%, 1/15/32                   $  96,020
              Total Automobiles & Components                  $  96,020
              Banks - 0.3 %
              Diversified Banks - 0.3 %
175       7.19US Bancorp Preferred FRN, 12/31/99 (Perpetual)  $ 135,253
              Total Banks                                     $ 135,253
              Diversified Financials - 0.4 %
              Diversified Financial Services - 0.4 %
165           Bank of America Corp., 7.25%, 12/31/49          $ 162,360
              Total Diversified Financials                    $ 162,360
              Real Estate - 0.3 %
              Real Estate Operating Companies - 0.3 %
2,331         Forest City Enterprises, Inc., 7.0%, 12/31/49   $ 123,543
              Total Real Estate                               $ 123,543
              TOTAL PREFERRED STOCKS
              (Cost  $435,594)                                $ 517,176

              COMMON STOCKS - 0.7 %
              Materials - 0.2 %
              Commodity Chemicals - 0.1 %
2,476         Georgia Gulf Corp. *                            $  40,458
              Diversified Chemical - 0.1 %
514           *CA Lyondellbasell Industries Class B *         $  12,259
570           LyondellBasell Industries NV *                     13,623
                                                              $  25,882
              Forest Products - 0.0 %
3,450         Ainsworth Lumber Co Ltd-Regs *                  $   8,323
              Steel - 0.0 %
2,280         KNIA Holdings, Inc. *                           $  15,934
              Total Materials                                 $  90,597
              Transportation - 0.0 %
              Airlines - 0.0 %
1,222         Delta Air Lines Inc. * (b)                      $  14,224
              Total Transportation                            $  14,224
              Automobiles & Components - 0.1 %
              Auto Parts & Equipment - 0.0 %
355           Lear Corp. *                                    $  28,020
              Total Automobiles & Components                  $  28,020
              Diversified Financials - 0.1 %
              Asset Management & Custody Banks - 0.1 %
1,621         Legg Mason Inc.                                 $  49,133
              Total Diversified Financials                    $  49,133
              Real Estate - 0.3 %
              Real Estate Development - 0.3 %
53,392        Newhall Land Development LLC *                  $ 101,445
              Total Real Estate                               $ 101,445
              TOTAL COMMON STOCKS
              (Cost  $195,557)                                $ 283,419

              ASSET BACKED SECURITIES - 6.2 %
              Materials - 0.8 %
              Steel - 0.7 %
250,000       First NLC Trust, 0.74719%, 9/25/35              $ 230,466
77,820    0.00Nomura Home Equity Ln., Inc., FRN, 5/25/35         75,668
                                                              $ 306,134
              Total Materials                                 $ 306,134
              Capital Goods - 0.2 %
              Industrial Machinery - 0.2 %
99,000        Industrials Metallurgica SA de CV, 11.25%, 10/22$  62,767
              Total Capital Goods                             $  62,767
              Consumer Services - 0.3 %
              Restaurants - 0.3 %
99,000        Dunkin Brands Master Fin. LLC, 8.28%, 6/20/31 (1$  97,615
              Total Consumer Services                         $  97,615
              Food & Drug Retailing - 0.5 %
              Food Retail - 0.5 %
100,000       Dominos Pizza Master Issuer LLC, 5.261%, 4/25/37$ 100,000
118,000       Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37  112,908
                                                              $ 212,908
              Total Food & Drug Retailing                     $ 212,908
              Banks - 3.3 %
              Diversified Banks - 0.1 %
28,758    0.58Wells Fargo Home Equity Trust, FRN, 11/25/35    $  27,960
              Thrifts & Mtg. Finance - 3.2 %
37,960    1.16ACE 2004-HE4 M1, FRN, 12/25/34                  $  28,322
99,698    0.00Bear Stearns Asset Backed, 0.8271%                 94,300
38,475    0.31Carrington Mtg. Ln. Trust, FRN, 1/25/37            36,706
19,395    0.38Carrington Mtg. Ln. Trust, FRN, 2/25/35            18,084
13,092    0.75Carrington Mtg. Ln. Trust, FRN, 2/25/35            13,038
100,000   0.33Carrington Mtg. Ln. Trust, FRN, 10/25/36           75,655
6,259     0.36Citigroup Mtg. Ln. Trust, FRN, 10/25/36             6,237
22,861        Citigroup Mtg. Ln. Trust, Inc., 0.32375%, 7/25/4   17,918
29,097    0.41CMLTI 2006-WFH2 A2A, FRN, 8/25/36                  21,212
52,297    4.46Countrywide Asset Backed Certs., FRN, 10/25/35     52,377
60,000    0.74Countrywide Asset Backed Certs., FRN, 11/25/35     53,720
57,613        Countrywide Asset-Backed Certs., 0.50875%, 6/25/   48,235
27,000    0.65Countrywide Asset-Back Certs., FRN, 8/25/35        24,738
38,871    0.68Countrywide Asset-Back Certs., FRN, 8/25/35        38,397
9,365         Countrywide Asset-Backed Certs., 0.35125%, 2/25/    8,710
70,000    0.72Countrywide Asset-Backed Certs., FRN, 1/25/36      63,597
66,463    0.00Countrywide Asset-Backed Certs., FRN, 7/25/37      64,329
55,310    0.00Countrywide Asset-Backed Certs., FRN, 12/25/35     53,381
18,627    0.35Credit-Based Asset Servicing, FRN, 4/25/37         14,874
50,000    5.68CWL 2006-15 A2, FRN, 10/25/46                      47,733
29,855        FBR Securitization Trust, 2.76188%, 9/25/35        28,395
25,000    0.77First Franklin Mtg., FRN, 9/25/35                  21,411
17,000    0.68First Franklin Mtg. Ln. Asset Backed Certs., FRN   16,712
2,932     0.71First Franklin Mtg. Ln. Asset Backed Certs., FRN    2,766
4,362     0.37Fremont Home Ln. Trust, FRN, 2/25/36                4,309
75,000    0.79GSAA Trust, FRN, 6/25/35                           70,019
3,039     0.52GSAMP Trust, FRN, 11/25/35                          3,032
16,467    0.69GSAMP Trust, FRN, 3/25/35                          15,814
41,276    0.36GSAMP Trust, FRN, 8/25/36                          39,386
47,685    0.61Lehman XS Trust., FRN, 12/25/35                    15,482
14,086    0.32Morgan Stanley ABS Capital, Inc., FRN, 12/25/36    13,423
5,791     0.36Morgan Stanley Capital Trust, FRN, 8/25/36          5,753
71,614    0.43Morgan Stanley Home, FRN, 2/25/36                  67,907
16,445    0.38Option One Mtg. Ln. Trust FRN, 2/25/38             16,045
3,688     0.35Option One Mtg. Trust, FRN, 5/25/37                 3,555
33,000    0.67RASC 2005-KS7 M1, FRN, 8/25/35                     28,038
25,000    0.73Residential Asset Mtg. Pro, FRN, 7/25/35           21,894
33,777    0.51SASC 2007-BC4 A3, FRN, 11/25/37                    32,276
57,524        Saxon Asset Securitization, 0.34594%, 11/25/36     54,431
16,501    0.73Securitized Asset Backed, FRN, 4/25/35             15,600
25,000        Structured Asset Securities Corp., 0.39375%, 3/2   20,610
18,036    0.38SVHE 2007-NS1 A1, FRN, 1/25/37                     17,543
                                                              $1,295,964
              Total Banks                                     $1,323,924
              Diversified Financials - 1.1 %
              Consumer Finance - 0.1 %
50,000    0.60Novastar Home Equity Ln., FRN, 1/25/36          $  42,460
16,137    0.51Specialty Underwriting & Residential Finance, FR   14,999
                                                              $  57,459
              Diversified Financial Services - 0.4 %
23,975        Ellington Ln. Acquisition, 1.0625%, 5/27/37     $  21,384
50,000        Home Equity Asset Trust, 0.76875%, 8/25/35         47,676
21,087    0.51Home Equity Asset Trust, FRN, 12/25/35             19,503
11,964    0.50JP Morgan Mtg. Acquisition, FRN, 12/25/35          10,959
100,000   0.84Long Beach Mtg. Ln. Trust, FRN, 4/25/35            91,282
                                                              $ 190,804
              Specialized Finance - 0.5 %
92,747    0.53Aegis Asset Backed Securities, FRN, 3/25/12     $  83,054
25,000    0.96Irwin Home Equity Co., FRN, 4/25/30                18,699
100,000       Mastr Asset Backed Securities, 0.79718%, 3/25/35   91,180
11,154        Mastr Asset Backed Securities Trust, 0.67375%, 5   10,806
                                                              $ 203,739
              Total Diversified Financials                    $ 452,002
              TOTAL ASSET BACKED SECURITIES
              (Cost  $2,359,085)                              $2,455,350


              COLLATERALIZED Mtg. OBLIGATIONS - 10.4 %
              Materials - 0.3 %
              Forest Products - 0.3 %
121,000   0.00T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)      $ 121,094
              Total Materials                                 $ 121,094
              Banks - 6.9 %
              Diversified Banks - 0.1 %
40,000    6.64Citigroup/Deutsche Bank Commercial, FRN, 7/15/44$  24,000
              Thrifts & Mtg. Finance - 6.8 %
39,552        Adjustable Rate Mtg. Trust, 3.339205%, 4/25/35  $  35,646
100,000   5.75American General Mtg. Ln., FRN, 9/25/48           103,722
77,109        Banc of America Alternative Ln., 5.5%, 1/25/20     76,898
15,623        Banc of America Alternative Ln., 6.0%, 11/25/34    15,940
18,960        Banc of America Alternative Ln., 6.0%, 3/25/34     19,238
65,818        Banc of America Alternative Ln. Trust, 5.5%, 9/2   67,183
38,487        Bayview Commercial Asset, 0.67375%, 4/25/34        31,330
85,000    5.00BCAP LLC 2006-RR1 PB, FRN, 11/25/36                85,951
25,000        BCAP LLC Trust, 5.0%, 11/25/36                     25,950
85,689    5.24Bear Stearns Adjustable Rate Mtg., FRN, 8/25/33    86,335
37,573    5.24Bear Stearns Adjustable Rate Mtg., FRN, 8/25/35    35,602
95,367        Charlie Mac, 5.0%, 10/25/34                        98,533
17,228    2.92Chase Mtg. Finance Corp., FRN, 2/25/37             17,450
55,053        Chase Mtg. Finance Corp., 5.5%, 5/25/37            53,956
45,855        Citigroup Commercial Mtg., 4.639%, 5/15/43         46,999
53,596    3.57Citigroup Mtg. Ln. Trust, FRN, 9/25/35             50,279
100,000   1.26Citigroup Mtg. Ln. Trust, FRN, 9/25/37             95,000
15,281        Countrywide Alternative Ln. Trust, 5.5%, 1/25/35   15,329
41,422        Countrywide Alternative Ln. Trust, 5.5%, 4/25/34   41,845
61,510        Countrywide Alternative Ln. Trust, 5.0%, 8/25/19   63,056
32,045        Countrywide Alternative Ln. Trust, 3.53688%, 10/   18,688
40,123    0.00Countrywide Alternative Ln. Trust FRN, 3/25/34     38,078
81,065    0.00Countrywide Alternative Ln. Trust, FRN, 9/25/34    74,998
28,233    0.61Countrywide Alternative Ln. Trust, FRN, 9/25/35    16,365
61,031        Countrywide Home Ln.s, 4.5%, 9/25/35               53,355
1,040     2.69Countrywide Home Ln.s, FRN, 9/25/33                   840
82,176        CWALT2004-3T1 A3, 5.0%, 5/25/34                    84,011
28,665    0.63DSLA 2005-AR6 2A1C, FRN, 10/19/45                  10,091
12,925    0.70Global Tower Partners Acquisition, FRN, 10/25/44   10,391
25,000        GMAC Commercial Mtg. Securities, Inc., 5.307%, 4   24,322
70,036    0.66IMPAC CMB TRUST, FRN, 11/25/35                     57,797
9,463     0.90Impac Cmb Trust, FRN, 9/25/34                       7,016
37,305    0.61Impac Securities Assets Corp., FRN, 5/25/36        31,081
3,186         JP Morgan Chase Commercial Mtg., 4.79%, 10/15/42    3,183
75,211        JP Morgan Mtg. Trust, 5.2167%, 6/25/35             73,938
21,911    2.49JP Morgan Mtg. Trust, FRN, 11/25/35                21,093
78,724        JP Morgan Mtg. Trust, 6.0%, 8/25/34                72,702
43,041    0.52Luminent Mtg. Trust, FRN, 7/25/36                   2,994
79,950        Master Alternative Ln.s Trust, 5.5%, 2/25/35       80,845
38,245        Master Alternative Ln.s Trust, 5.5%, 10/25/19      39,105
96,394        Master Alternative Ln.s Trust, 6.0%, 7/25/34       97,907
20,494        Master Asset Securitization Trust, 5.5%, 11/25/3   21,055
65,360    6.73Master Seasoned Securities Trust, FRN, 9/25/32     67,916
16,830        Merrill Lynch Mtg. Trust, 4.556%, 6/12/43          17,304
110,969   0.49MLCC Mtg. Investors, Inc., FRN, 4/25/29           104,351
39,453        Residential Funding Mtg. Securities, Inc., 5.5%,   39,961
115,605   0.88Sequoia Mtg. Trust, FRN, 9/20/33                  102,587
17,029    0.57Structured Asset Mtg. Investments, Inc., FRN, 9/   11,154
26,305    2.56Structured Asset Securities Co., FRN, 5/25/24      25,277
63,237        Wachovia Bank Commercial Mtg., 4.957%, 8/15/35     63,878
61,612        WaMu Mtg. Pass-Through, 2.73272%, 1/25/35          60,472
21,412        WaMu Mtg. Pass-Through, 4.82069%, 9/25/35          21,333
57,677    0.49WaMu Mtg. Pass-Through Certs., FRN, 4/25/45        47,507
20,611        Wells Fargo Mtg. Backed Securities, 5.5%, 10/25/   20,764
51,273        Wells Fargo Mtg. Backed Securities, 5.0%, 3/25/2   50,749
65,161        Wells Fargo Mtg. Backed Securities, 5.25%, 8/25/   67,356
55,944    2.89Wells Fargo Mtg. Backed Securities, FRN, 10/25/3   50,444
48,276    5.09Wells Fargo Mtg. Backed Securities, FRN, 9/25/35   48,394
                                                              $2,705,544
              Total Banks                                     $2,729,544
              Diversified Financials - 2.7 %
              Asset Management & Custody Banks - 0.2 %
75,900    5.35Jefferies & Co., Inc., FRN, 5/26/37             $  72,179
              Consumer Finance - 0.2 %
17,609        GMAC Mtg. Corp Ln. Trust, 4.25%, 7/25/40        $  17,921
49,635        GMAC Mtg. Corp Ln. Trust, 5.5%, 11/25/33           51,683
                                                              $  69,604
              Diversified Financial Services - 2.2 %
63,000        American Tower Trust, 5.9568%, 4/15/14          $  67,109
51,283        Banc of America Mtg., FRN, 7/25/33                 50,146
64,269        Banc of America Mtg., 4.75%, 10/25/20              65,637
84,576    0.00Banc of America Mtg. Securities, FRN, 6/25/34      78,882
33,186    5.12Banc of America Mtg. Securities, FRN, 9/25/35      32,017
9,487         Chaseflex Trust, 5.0%, 5/25/20                      9,044
66,000        Citicorp Mtg. Securities, 5.5%, 4/25/35            67,966
44,547        J.P. Morgan Alternative Ln. Trust, 6.0%, 3/25/36   33,113
131,021   0.00Merrill Lynch Mtg. Investors, FRN, 2/25/35        124,447
106,219   5.50RALI 2004-QS16 1A1, FRN, 12/25/34                 104,688
21,993        Residential Accredit Ln.s, Inc., 5.0%, 1/25/33     22,039
28,972        Residential Accredit Ln.s, Inc., 5.0%, 3/25/19     29,628
69,411        Residential Accredit Ln.s, Inc., 5.0%, 8/25/18     71,893
50,000        Residential Accredit Ln.s, Inc., 5.75%, 4/25/34    49,804
31,112    0.86Residential Accredit Ln.s, Inc., FRN, 4/25/34      28,518
28,830    0.00Structured Adjustable Rate Mtg., FRN, 2/25/34      25,632
                                                              $ 860,563
              Investment Banking & Brokerage - 0.1 %
32,413        Banc of America Commercial, 4.05%, 11/10/38     $  32,787
44,492    5.68Bear Stearns Commercial Mtg., FRN, 4/12/38         44,944
                                                              $  77,731
              Specialized Finance - 0.0 %
3,374     0.86INDX 2004-AR1 2A, FRN, 4/25/34                  $   2,452
              Total Diversified Financials                    $1,082,529
              Real Estate - 0.2 %
              Mtg. Real Estate Investment Trust - 0.2 %
23,839        Credit Suisse First Boston, 5.0%, 8/25/20       $  23,943
44,662    1.75CS First Boston Mtg. Security, FRN, 8/25/33        41,982
                                                              $  65,925
              Total Real Estate                               $  65,925
              Government - 0.3 %
8,733         Fannie Mae Remics, 0.58125%, 2/25/21            $   8,733
100,000       FGLMC 30YR Pool, 3.5%, OCT/10                     100,500
1,425     4.77GSR Mtg. Ln. Trust, FRN, 3/25/37                    1,425
                                                              $ 110,658
              Total Government                                $ 110,658
              TOTAL COLLATERALIZED Mtg. OBLIGATIONS
              (Cost  $4,031,523)                              $4,109,750

              CORPORATE BONDS - 49.1 %
              Energy - 7.9 %
              Coal & Consumable Fuels - 0.6 %
100,000       Bumi Capital Pte, Ltd., 12.0%, 11/10/16         $ 107,250
50,000        International Coal Group, 9.125%, 4/1/18           53,250
100,000       Penn Virginia Resource Partner, 8.25%, 4/15/18    103,625
                                                              $ 264,125
              Integrated Oil & Gas - 0.6 %
125,000       Petrobras International Finance Co, 7.875%, 3/15$ 155,888
84,000        QEP Resources, Inc., 6.875%, 3/1/21                90,930
                                                              $ 246,818
              Oil & Gas Drilling - 0.9 %
67,782        DDI Holding AS, 9.3%, 1/19/12 (144A)            $  67,951
17,206        DDI Holdings AS 9.3%, 4/23/12 (144A)               17,700
50,000        Parker Drilling Co., 9.125%, 4/1/18 (144A)         50,750
100,000       Pride International, 6.875%, 8/15/20              108,875
110,000       Vantage Drilling Co., 11.5%, 8/1/15               115,500
                                                              $ 360,776
              Oil & Gas Equipment & Services - 0.7 %
35,000        CGV, 7.75%, 5/15/17                             $  35,788
65,000        Complete Production Service, 8.0%, 12/15/16        66,950
100,000       Expro Finance Luxembourg SCA, 8.5%, 12/15/16       95,250
66,000        Weatherford International, Ltd., 9.625%, 3/1/19    86,098
                                                              $ 284,086
              Oil & Gas Exploration & Production - 2.2 %
48,000        Canadian Natural Resources, 5.9%, 2/1/18        $  55,965
153,000       Denbury Resources, Inc., 8.25%, 2/15/20           166,961
17,000        Denbury Resources, Inc., 9.75%, 3/1/16             19,083
57,970        Gazprom International SA, 7.201%, 2/1/20 (144A)    62,753
20,869        Gazprom International SA, 7.201%, 2/1/20           22,591
95,000        Hilcorp Energy, 7.75%, 11/1/15 (144A)              95,950
50,000        Linn Energy LLC, 8.625%, 4/15/20 (144A)            53,000
50,000        Petrohawk Energy Corp., 7.25%, 8/15/18 (144A) (b   51,000
50,000        Plains Exploration & Production, 8.625%, 10/15/1   54,625
78,000        Quicksilver Resources, Inc., 7.125%, 4/1/16        77,025
91,000        SandRidge Energy, Inc., 8.625, 4/1/15              91,000
100,000       TNK-BP Finance SA, 7.25%, 2/2/20                  109,125
                                                              $ 859,078
              Oil & Gas Refining & Marketing - 0.5 %
50,000        Petroplus Finance, Ltd., 9.37%, 9/15/19 (144A)  $  45,500
66,000        Spectra Energy Capital, 6.2%, 4/15/18              77,186
70,000        Valero Energy Corp., 9.375%, 3/15/19               89,394
                                                              $ 212,080
              Oil & Gas Storage & Transportation - 2.3 %
35,000        Buckeye Partners LP, 6.05%, 1/15/18             $  39,465
10,000        Copano Energy LLC, 8.125%, 3/1/16                  10,200
73,000        DCP Midstream, 9.75%, 3/15/19                      97,139
70,000        Energy Transfer Equity LP, 7.5%, 10/15/20          73,675
56,000   8.38 Enterprise Products, FRN, 8/1/66                   58,450
50,000        Enterprise Products Operating, 7.0%, 6/1/67        47,250
91,000        Kinder Morgan Energy, 5.95%, 2/15/18              102,773
100,000       Markwest Energy Partners, 8.75%, 4/15/18          108,000
83,000        Plains All America Pipeline, 6.125%, 1/15/17       92,723
99,000        Questar Pipeline Co., 5.83%, 2/1/18               114,032
151,000   7.20Southern Union Co., 7.2%, 11/1/66                 136,278
35,000        Spectra Energy Capital LLC, 6.75%, 7/15/18         40,476
                                                              $ 920,461
              Total Energy                                    $3,147,424
              Materials - 4.2 %
              Aluminum - 0.3 %
70,000        Alcoa, Inc., 6.15%, 8/15/20                     $  71,970
68,000        Asia Aluminum Holdings, 8.0%, 12/23/11 (144A) (e   10,285
29,363    6.83Noranda Aluminum Acquisition, FRN, 5/15/15         24,702
                                                              $ 106,957
              Commodity Chemicals - 0.3 %
100,000       Nova Chemicals Corp., 8.375%, 11/1/16           $ 105,250
              Construction Materials - 1.0 %
190,000       Holcim, Ltd., 6.0%, 12/30/19 (144A)             $ 207,322
75,000        Texas Industries, Inc., 9.25%, 8/15/20             77,813
100,000       Voto-Votorantim Over, 6.625%, 9/25/19             105,250
                                                              $ 390,385
              Diversified Chemical - 0.1 %
25,000        Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)$  28,558
              Diversified Metals & Mining - 0.6 %
100,000       Prime Dig Pte, Ltd., 11.75%, 11/3/14            $ 103,750
20,000        Southern Copper Corp., 5.375%, 4/16/20             21,174
100,000       Vedenta Resources Plc, 9.5%, 7/18/18 (144A)       108,000
                                                              $ 232,924
              Metal & Glass Containers - 0.4 %
100,000       Impress Metal Pack Holding, 9.25%, 9/15/14 (144A$ 142,533
              Paper Packaging - 0.3 %
35,000        Graham Packaging Co., 8.25%, 1/1/17             $  35,525
50,000        Nordenia Holdings GM, 9.75%, 7/15/17               73,445
                                                              $ 108,970
              Paper Products - 0.2 %
100,000       Suzano Trading, Ltd., 5.875%, 1/23/21           $ 100,000
              Precious Metals & Minerals - 0.3 %
100,000       Alrosa Finance SA, 8.875%, 11/17/14 (144A)      $ 109,700
              Specialty Chemicals - 0.2 %
65,000        Cytec Industries, Inc., 8.95%, 7/1/17           $  82,001
              Steel - 0.7 %
70,000        Allegheny Technologies, Inc., 9.375%, 6/1/19    $  84,600
40,000        ArcelorMittal, 5.25%, 8/5/20                       40,312
75,000        ArcelorMittal, 6.125%, 6/1/18                      81,114
70,000        Commercial Metals Co., 7.35%, 8/15/18              75,860
                                                              $ 281,886
              Total Materials                                 $1,689,164
              Capital Goods - 4.2 %
              Aerospace & Defense - 0.4 %
69,000        DynCorp International, 10.375%, 7/1/17          $  68,655
95,000        Esterline Technologies Corp., 7.0%, 8/1/20 (144A   98,325
                                                              $ 166,980
              Building Products - 0.9 %
71,000        Building Materials Corp., 7.5%, 3/15/20         $  71,355
75,000        Building Materials Corp., 6.875%, 8/15/18 (144A)   73,688
50,000        C10 - EUR Capital SPV, Ltd., BVI, 6.277%, 5/29/4   41,089
100,000   6.72C10 Capital SPV, Ltd., FRN, 12/31/49               65,225
110,000       Masco Corp., 7.125%, 3/15/20                      112,686
                                                              $ 364,043
              Construction & Engineering - 0.3 %
113,000       Dycom Industries, 8.125%, 10/15/15              $ 115,543
              Construction & Farm Machinery & Heavy Trucks - 0.7 %
61,000        American Railcar, 7.5%, 3/1/14                  $  61,153
70,000        Case New Holland, Inc., 7.875%, 12/1/17 (144A)     76,038
43,000        Commercial Vehicle Group, 8.0%, 7/1/13             36,980
22,000        Cummins, Inc., 6.75%, 2/15/27                      23,967
89,000        Greenbrier Co., Inc., 8.375%, 5/15/15              86,330
10,000        Volvo Treasury AB, 5.95%, 4/1/15                   10,911
                                                              $ 295,379
              Electrical Component & Equipment - 0.5 %
56,000        Baldor Electric, 8.625%, 2/15/17                $  59,920
70,000        Belden Cdt Inc., 7.0%, 3/15/17                     70,175
50,000        Coleman Cable, Inc., 9.0%, 2/15/18                 51,125
                                                              $ 181,220
              Industrial Conglomerates - 0.2 %
68,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14    $  66,300
              Industrial Machinery - 0.5 %
99,000        Mueller Water Products, 7.375%, 6/1/17          $  87,368
30,000        SPX Corp., 6.875%, 9/1/17                          31,800
50,000        Valmont Industries, Inc., 6.625%, 4/20/20          51,511
65,000        WPE International, 10.375%, 9/30/20                62,725
                                                              $ 233,404
              Trading Companies & Distributors - 0.6 %
124,000       GATX Financial Corp,. 6.0%, 2/15/18             $ 136,746
111,000       Glencore Funding LLC, 6.0%, 4/15/14 (144A)        115,150
                                                              $ 251,896
              Total Capital Goods                             $1,674,765
              Commercial Services & Supplies - 0.0 %
              Environmental & Facilities Services - 0.0 %
31,000        Aleris International, Inc., 9.0%, 12/15/14      $      78
              Total Commercial Services & Supplies            $      78
              Transportation - 0.8 %
              Air Freight & Couriers - 0.4 %
65,000        Ceva Group Plc, 11.5%, 4/1/18 (144A)            $  67,925
70,000        Ceva Group Plc, 8.50%, 12/1/14 (144A)              80,678
                                                              $ 148,603
              Airlines - 0.0 %
10,603        Delta Airlines, Inc., 7.779%, 1/2/12            $  10,709
              Marine Ports & Services - 0.2 %
119,000       Oceanografia SA De CV, 11.25%, 7/15/15          $  68,286
              Railroads - 0.3 %
75,000        Kansas City Southern Railway, 8.0%, 6/1/15      $  81,094
22,000        Union Pacific Corp., 7.875%, 1/15/19               28,736
                                                              $ 109,830
              Total Transportation                            $ 337,428
              Automobiles & Components - 0.7 %
              Auto Parts & Equipment - 0.4 %
51,000        Allison Transmission, 11.0%, 11/1/15 (144A) (b) $  55,335
101,000       TRW Automotive, Inc., 7.25%, 3/15/17              107,313
                                                              $ 162,648
              Automobile Manufacturers - 0.1 %
20,000        Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (14$  21,267
              Tires & Rubber - 0.1 %
75,000        Goodyear Tire & Rubber Co., 8.25%, 8/15/20      $  78,938
              Total Automobiles & Components                  $ 262,853
              Consumer Durables & Apparel - 1.2 %
              Homebuilding - 0.5 %
80,000        Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 ($  90,000
105,000       Meritage Homes Corp., 6.25%, 3/15/15              103,163
                                                              $ 193,163
              Household Appliances - 0.2 %
93,000        Whirlpool Corp., 5.5%, 3/1/13                   $  99,769
              Housewares & Specialties - 0.5 %
110,000       Controladora Mabe SA CV, 7.875%, 10/28/09       $ 121,000
66,000        Yankee Acquisition Corp., 9.75%, 2/15/17           68,640
                                                              $ 189,640
              Total Consumer Durables & Apparel               $ 482,572
              Consumer Services - 1.5 %
              Casinos & Gaming - 1.2 %
103,000       Codere Finance SA, 8.25%, 6/15/15 (144A)        $ 140,487
108,000   8.25Lottomatica S.p.A., FRN, 3/31/66 (144A)           146,585
35,000        Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)    5,250
50,000        Peermont Global, Ltd., 7.75%, 4/30/14 (144A)       60,696
100,000       Scientific Games International, Inc., 8.125%, 9/  102,000
25,000        Scientific Games International Inc., 9.25%, 6/15   26,563
55,000        Station Casinos, 6.625%, 3/15/18                      215
                                                              $ 481,796
              Ed. Services - 0.3 %
55,000        Leland Stanford Junior University, 4.75%, 5/1/19$  62,807
53,000        President & Fellows of Harvard, 3.7%, 4/1/13       56,631
                                                              $ 119,438
              Total Consumer Services                         $ 601,234
              Media - 1.7 %
              Advertising - 0.1 %
50,000        Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/18    $  40,000
              Broadcasting - 1.4 %
46,000        Hughes Network System, 9.5%, 4/15/14            $  47,610
106,361       Intelsat Bermuda, Ltd., 11.5%, 2/4/17             115,269
100,000       Myriad International Holding, 6.375%, 7/28/17     103,560
149,000       Intelsat Subsidiary Holding Co., 8.5%, 1/15/13    150,676
25,000        Telesat Canada / Telesat LLC, 12.5%, 11/1/17       29,500
131,746       Univision Communications, 9.75%, 3/15/15 PIK (14  126,147
                                                              $ 572,762
              Movies & Entertainment - 0.1 %
53,000        Regal Entertainment Group, 9.125%, 8/15/18      $  55,584
              Publishing - 0.0 %
25,000        Interactive Data Corp., 10.25%, 8/1/18          $  26,473
              Total Media                                     $ 694,819
              Retailing - 0.7 %
              Internet Retail - 0.7 %
125,000       Expedia, Inc., 5.95%, 8/15/20 (144A)            $ 127,668
143,000       Ticketmaster, 10.75%, 8/1/16                      156,585
                                                              $ 284,253
              Total Retailing                                 $ 284,253
              Food & Drug Retailing - 0.4 %
              Drug Retail - 0.3 %
90,781        CVS Pass-Through Trust, 6.036%, 12/10/28        $  96,061
              Food Distributors - 0.1 %
50,000        C&S Group Enterprise LLC, 8.375%, 5/1/17 (144A) $  48,813
              Total Food & Drug Retailing                     $ 144,874
              Food, Beverage & Tobacco - 1.7 %
              Agricultural Products - 0.3 %
150,000       Viterra, Inc., 5.95%, 8/1/20                    $ 150,794
              Brewers - 0.4 %
68,000        Cerveceria Nacional, 8.0%, 3/27/14 (144A)       $  71,944
73,000        Cia Brasileira de Bebida, 8.75%, 9/15/13           86,140
                                                              $ 158,084
              Packaged Foods & Meats - 0.7 %
100,000       JBS Finance II, Ltd., 8.25%, 1/29/18            $ 103,125
150,000       Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)       159,188
                                                              $ 262,313
              Tobacco - 0.3 %
115,000       Alliance One International, Inc., 10.0%, 7/15/16$ 124,488
              Total Food, Beverage & Tobacco                  $ 695,679
              Health Care Equipment & Services - 0.3 %
              Health Care Supplies - 0.3 %
25,000        Alere, Inc., 9.0%, 5/15/16                      $  25,750
71,000        Biomet Inc., 10.375%, 10/15/17                     78,810
                                                              $ 104,560
              Total Health Care Equipment & Services          $ 104,560
              Pharmaceuticals & Biotechnology - 0.2 %
              Life Sciences Tools & Services - 0.2 %
90,000        Catalent Pharma Solutions, 9.5%, 4/15/17 (144A) $  90,900
              Total Pharmaceuticals & Biotechnology           $  90,900
              Banks - 3.7 %
              Diversified Banks - 1.8 %
53,000        ATF Bank JSC, 9.25%, 4/12/12 (144A)             $  56,180
65,000        Banco de Credito del Peru, 5.375%, 9/16/20         65,725
100,000       Credit Agricole SA, 8.375%, 12/13/49              107,000
175,000       Intl Bk Recon & Development, 5.75%, 10/21/19      170,526
350,000       Rabobank Nederland NV, 0.0%, 3/3/15               165,704
30,000        Societe Generale, 8.75%, 10/29/49                  31,491
100,000       Standard Chartered Plc, 3.85%, 4/27/15 (144A)     104,304
                                                              $ 700,930
              Regional Banks - 1.9 %
70,000        KeyBank NA, 5.8%, 7/1/14                        $  76,321
50,000        Keycorp, 6.5%, 5/14/13                             54,797
53,000        Mellon Funding Corp., 5.5%, 11/15/18               60,487
161,000   8.25PNC Financial Services Group, FRN, 5/29/49        171,013
140,000       State Street Capital, 8.25%, 3/15/42              143,576
125,000       Wachovia Cap Trust III, 5.8%, 3/15/42             109,688
165,000   7.70Wells Fargo & Co., FRN, 12/29/49                  171,188
                                                              $ 787,070
              Thrifts & Mtg. Finance - 0.0 %
3,698         Realkredit Danmark, 7.0%, 10/1/32               $     741
              Total Banks                                     $1,488,741
              Diversified Financials - 5.6 %
              Asset Management & Custody Banks - 0.2 %
35,000        Ameriprise Financial, 7.518%, 6/1/66            $  34,825
44,000        Janus Capital Group, Inc., 6.95%, 6/15/17          45,963
                                                              $  80,788
              Consumer Finance - 0.5 %
118,000       American General Finance, 6.9%, 12/15/17        $  98,530
106,000   4.00SLM Corp., FRN, 7/25/14                            91,158
                                                              $ 189,688
              Diversified Financial Services - 1.9 %
115,000       Alterra Finance LLC, 6.25%, 9/30/20             $ 115,420
100,000       AngloGold Ashanti Holdings, 5.375%, 4/15/20       105,743
100,000       Continental Trustees Cayman, Ltd., 7.375%, 10/7/  100,000
85,000        Crown Castle Towers LLC, 4.883%, 8/15/20           87,816
135,000       Hyundai Capital Services, Inc., 6.0%, 5/5/15      147,339
167,000       JPMorgan Chase & Co., 7.9%, 4/29/49               178,962
32,198        PF Export Receivable Master Trust, 6.436%, 6/1/1   34,291
                                                              $ 769,571
              Investment Banking & Brokerage - 2.0 %
100,000       Alta Wind Holdings, Ltd., 7%, 6/30/35 (144A)    $ 105,828
50,000        Berau Capital Resources, 12.5%, 7/8/15 (144A)      56,250
245,000   5.79Goldman Sachs Capital, FRN, 12/29/49              207,944
80,000        Jefferies Group, Inc., 6.875%, 4/15/21             83,912
75,000        Macquarie Group, Ltd., 6.0%, 1/14/20               78,426
73,000        Merrill Lynch & Co., 5.45%, 2/5/13                 78,398
60,000        Morgan Stanley, 5.5%, 1/26/20                      61,671
111,000   6.63Morgan Stanley Dean Witter, FRN, 4/1/18           123,061
30,000        TD Ameritrade Holding Corp., 5.6%, 12/1/19         33,150
                                                              $ 828,640
              Specialized Finance - 0.9 %
121,000       Cantor Fitzgerald LP, 7.875%, 10/15/19          $ 127,029
100,000       Capital One Capital V, 10.25%, 8/15/39            108,250
146,000   7.68NCO Group, Inc., FRN, 11/15/13                    120,085
                                                              $ 355,364
              Total Diversified Financials                    $2,224,051
              Insurance - 3.6 %
              Insurance Brokers - 0.5 %
8,000         Hub International Holdings, 10.25%, 6/15/15 (144$   7,760
85,000        Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A   86,106
133,000   6.68Usi Holdings Corp., FRN, 11/15/14                 113,216
                                                              $ 207,082
              Life & Health Insurance - 1.7 %
105,000       Delphi Financial Group, Inc., 7.875%, 1/31/20   $ 117,611
137,000       Lincoln National Corp., 6.05%, 4/20/67            119,533
40,000        Lincoln National Corp., 8.75%, 7/1/19              51,454
100,000       MetLife, Inc.,10.75%, 8/1/39                      129,750
110,000       Protective Life Corp., 7.375%, 10/15/19           123,822
10,000        Prudential Financial, Inc., 6.2%, 1/15/15          11,263
50,000        Prudential Financial, Inc., 8.875%, 6/15/38        55,750
40,000        Unum Group, 5.625%, 9/15/20                        41,096
                                                              $ 650,279
              Multi-Line Insurance - 0.4 %
123,000   7.00Liberty Mutual Group, 7.0%, 3/15/37 (144A)      $ 106,928
26,000        Liberty Mutual Group, 7.3%, 6/15/14 (144A)         28,725
22,000   10.75Liberty Mutual Group, FRN, 6/15/58 (144A)          25,960
                                                              $ 161,613
              Property & Casualty Insurance - 0.4 %
129,000       Hanover Insurance Group, 7.625%, 10/15/25       $ 135,350
25,000        The Hanover Insurance Group, Inc., 7.5%, 3/1/20    27,821
                                                              $ 163,171
              Reinsurance - 0.6 %
121,000       Platinum Underwriters HD, 7.5%, 6/1/17          $ 133,656
100,000       Validus Holdings, Ltd., 8.875%, 1/26/40           109,117
                                                              $ 242,773
              Total Insurance                                 $1,424,918
              Real Estate - 2.1 %
              Diversified Real Estate Activities - 0.3 %
89,000        WEA Finance LLC, 7.125%, 4/15/18                $ 104,665
              Diversified Real Estate Investment Trust - 0.4 %
70,000        Dexus Finance Pty, Ltd., 7.125%, 10/15/14       $  77,086
50,000        Digital Realty Trust, 4.5%, 7/15/15 (144A)         51,621
20,000        Digital Realty Trust LP, 5.875%, 2/1/20 (144A)     21,262
                                                              $ 149,969
              Office Real Estate Investment Trust - 0.1 %
60,000        Mack-Cali Realty LP, 5.125%, 1/15/15            $  64,434
              Real Estate Operating Companies - 0.0 %
11,133    8.46Alto Palermo SA, FRN, 6/11/12 (144A)            $   4,732
              Retail Real Estate Investment Trust - 0.2 %
80,000        Developers Diversified Realty, 7.5%, 4/1/17     $  83,127
              Specialized Real Estate Investment Trust - 1.0 %
105,000       Health Care REIT, Inc., 6.2%, 6/1/16            $ 117,325
100,000       Hospitality Properties Trust, 7.875%, 8/15/14     112,495
111,000       Senior Housing Properties Trust, 6.75%, 4/15/20   115,718
65,000        Ventas Realty LP / V, 6.5%, 6/1/16                 67,838
                                                              $ 413,376
              Total Real Estate                               $ 820,303
              Software & Services - 0.8 %
              Data Processing & Outsourced Services - 0.2 %
75,000        First Data Corp., 8.875%, 8/15/20 (144A)        $  77,813
              Internet Software & Services - 0.4 %
90,000        GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)   $  90,881
75,000        Terremark Worldwide, Inc., 12.0%, 6/15/17          85,688
                                                              $ 176,569
              It Consulting & Other Services - 0.1 %
55,000        Sungard Data Systems, Inc., 10.625%, 5/15/15    $  61,325
              Total Software & Services                       $ 315,707
              Technology Hardware & Equipment - 0.1 %
              Electronic Equipment & Instruments - 0.0 %
25,000        Agilent Technologies, Inc. 5.5%, 9/14/15        $  28,107
              Total Technology Hardware & Equipment           $  28,107
              Semiconductors - 0.4 %
              Semiconductor Equipment - 0.4 %
83,000        Aeroflex, Inc., 11.75%, 2/15/15                 $  89,640
76,000        Klac Instruments Corp., 6.9%, 5/1/18               87,179
                                                              $ 176,819
              Total Semiconductors                            $ 176,819
              Telecommunication Services - 4.0 %
              Alternative Carriers - 0.4 %
100,000       Paetec Holding, 8.875%, 6/30/17 (144A)          $ 104,500
60,000        Global Crossing, Ltd., 12.0%, 9/15/15              67,800
                                                              $ 172,300
              Integrated Telecommunication Services - 2.0 %
100,000       Bakrie Telecom Tbk PT, 11.5%, 5/7/15 (144A)     $ 107,750
90,000        Cincinnati Bell, Inc., 8.25%, 10/15/17             90,900
77,000        Cincinnati Bell, Inc., 8.75%, 3/15/18              75,075
58,000        Embarq Corp., 7.082%, 6/1/16                       64,461
50,000        Frontier Communications Corp., 8.5%, 4/15/20       55,188
60,000        Frontier Communications Corp., 8.75%, 4/15/22      66,000
50,000        GCI, Inc., 8.625%, 11/15/19                        53,375
68,000        Mastec, Inc., 7.625%, 2/1/17                       67,830
60,000        Qtel International FIN, Ltd., 6.5%, 6/10/14        67,426
25,000        Windstream Corp., 8.125%, 9/1/18                   25,875
75,000        Windstream Corp., 7.875%, 11/1/17                  78,188
75,000        Windstream Corp., 8.625%, 8/1/16                   79,313
                                                              $ 831,381
              Wireless Telecommunication Services - 1.5 %
127,000       Cricket Communications, Inc., 9.375%, 11/1/14 (b$ 131,445
100,000       Digicel, Ltd., 8.25%, 9/1/17 (144A)               105,000
100,000       Metropcs Wireless, Inc., 9.25%, 11/1/14           104,750
80,000        NII Capital Corp., 8.875%, 12/15/19                88,900
150,000       True Move Co., Ltd., 10.75%, 12/16/13 (144A)      159,375
                                                              $ 589,470
              Total Telecommunication Services                $1,593,151
              Utilities - 2.8 %
              Electric Utilities - 1.2 %
60,000        Commonwealth Edison Co., 6.95%, 7/15/18         $  71,430
100,000       Dubai Electricity & Water Auth., 8.5%, 4/22/15    107,650
50,000        NY State Gas and Electric, 6.15%, 12/15/17 (144A   54,964
25,000        Public Service of New Mexico, 7.95%, 5/15/18       27,593
125,000       Public Service of New Mexico, 9.25%, 5/15/15      134,531
83,000        West Penn Power Co., 5.95%, 12/15/17               91,570
                                                              $ 487,738
              Gas Utilities - 0.6 %
31,000        Inergy LP, 8.25%, 3/1/16                        $  32,550
100,000       Korea Gas Corp., 6.0%, 7/15/14 (144A)             110,985
86,000        Transportadora De Gas del Sur, 7.875%, 5/14/17 (   84,065
                                                              $ 227,600
              Independent Power Producer & Energy Traders - 0.9 %
60,000        Calpine Corp., 7.875%, 7/31/20                  $  61,650
130,918       Coso Geothermal Power Holdings, 7.0%, 7/15/26 (1  130,162
50,000        Foresight Energy LLC, 9.625%, 8/15/17 (144A)       51,500
109,000       Intergen NV, 9.0%, 6/30/17                        115,268
32,354        Juniper Generation, 6.79%, 12/31/14 (144A)         30,544
                                                              $ 389,124
              Multi-Utilities - 0.3 %
136,907       Ormat Funding Corp., 8.25%, 12/30/20            $ 127,837
              Total Utilities                                 $1,232,299
              TOTAL CORPORATE BONDS
              (Cost  $18,027,981)                             $19,514,699

              U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS - 8.7 %
6,259         Federal Home Ln. Mtg. Corp., 5.0%, 5/1/34           6,622
25,834        Federal Home Ln. Mtg. Corp., 5.0%, 6/1/35          27,300
3,870         Federal Home Ln. Mtg. Corp., 5.5%, 10/1/16          4,164
1,992         Federal Home Ln. Mtg. Corp., 6.0%, 1/1/33           2,187
27,342        Federal Home Ln. Mtg. Corp., 6.0%, 6/1/17          29,515
50,528        Federal National Mtg. Assoc., 4.0%, 7/1/18         53,578
28,733        Federal National Mtg. Assoc., 4.50%, 3/1/35        30,179
84,741        Federal National Mtg. Assoc., 5.0%, 10/1/20        90,386
36,237        Federal National Mtg. Assoc., 5.0%, 10/1/20        38,877
26,952        Federal National Mtg. Assoc., 5.0%, 2/1/20         28,747
1,392         Federal National Mtg. Assoc., 6.0%, 12/1/31         1,533
1,325         Federal National Mtg. Assoc., 6.0%, 2/1/32          1,460
112,242       Federal National Mtg. Assoc., 6.0%, 7/1/37        120,773
628           Federal National Mtg. Assoc., 6.5%, 10/1/31           701
1,258         Federal National Mtg. Assoc., 6.5%, 2/1/32          1,406
215           Federal National Mtg. Assoc., 6.5%, 7/1/31            240
241           Federal National Mtg. Assoc., 7.0%, 9/1/29            273
43,414        Federal National Mtg. Assoc., 5.0%, 12/1/21        46,147
93,259        Government National Mtg. Assoc., 4.5%, 4/15/35     98,939
26,703        Government National Mtg. Assoc., 4.5%, 5/15/34     28,346
40,584        Government National Mtg. Assoc., 4.5%, 9/15/33     43,106
100,000       Government National Mtg. Assoc., 4.5%, 9/20/39    107,841
15,704        Government National Mtg. Assoc., 5.0%, 4/15/35     16,870
28,646        Government National Mtg. Assoc., 5.5%, 1/15/34     30,963
54,600        Government National Mtg. Assoc., 5.5%, 10/15/19    59,231
58,539        Government National Mtg. Assoc., 5.5%, 11/15/35    63,201
56,841        Government National Mtg. Assoc., 5.5%, 4/15/34     61,438
94,721        Government National Mtg. Assoc., 5.5%, 6/15/35    102,413
14,862        Government National Mtg. Assoc., 5.5%, 7/15/34     16,083
6,580         Government National Mtg. Assoc., 6.0%,  9/15/33     7,217
7,911         Government National Mtg. Assoc., 6.0%, 06/15/33     8,676
9,358         Government National Mtg. Assoc., 6.0%, 10/15/33    10,263
3,706         Government National Mtg. Assoc., 6.0%, 2/15/33      4,064
630           Government National Mtg. Assoc., 6.0%, 3/15/33        691
7,591         Government National Mtg. Assoc., 6.0%, 3/15/33      8,325
5,928         Government National Mtg. Assoc., 6.0%, 3/15/33      6,505
2,719         Government National Mtg. Assoc., 6.0%, 5/15/17      2,954
2,545         Government National Mtg. Assoc., 6.0%, 6/15/17      2,765
6,315         Government National Mtg. Assoc., 6.0%, 7/15/33      6,925
5,888         Government National Mtg. Assoc., 6.0%, 7/15/33      6,458
18,693        Government National Mtg. Assoc., 6.0%, 8/15/19     20,195
24,172        Government National Mtg. Assoc., 6.0%, 8/15/34     26,449
15,351        Government National Mtg. Assoc., 6.0%, 9/15/33     16,836
2,464         Government National Mtg. Assoc., 6.0%, 9/15/33      2,702
5,168         Government National Mtg. Assoc., 6.5%, 1/15/30      5,802
3,027         Government National Mtg. Assoc., 6.5%, 11/15/32     3,397
2,309         Government National Mtg. Assoc., 6.5%, 2/15/32      2,578
3,304         Government National Mtg. Assoc., 6.5%, 3/15/29      3,712
2,452         Government National Mtg. Assoc., 6.5%, 3/15/32      2,737
2,531         Government National Mtg. Assoc., 7.5%, 5/15/23      2,871
448           Government National Mtg. Assoc., I, 7.0%, 3/15/3      512
18,992        Government National Mtg. Assoc. II, 5.5%, 3/20/3   20,499
32,578        Government National Mtg. Assoc. II, 6.0%, 11/20/   35,722
525,000       U.S. Treasury Bonds 4.25%, 5/15/39                577,172
690,000       U.S. Treasury Bonds, 0.3.5%, 5/15/20              748,974
100,000       U.S. Treasury Bonds, 2.5%, 4/30/15                106,010
292,000       U.S. Treasury Bonds, 4.5%, 8/15/39                334,340
25,000        U.S. Treasury Bonds, 6.25%, 8/15/23                33,859
100,000       U.S. Treasury Notes 4.5%, 5/15/38                 115,016
200,000       U.S. Treasury Notes, 4.375%, 2/15/38              225,375
                                                              $3,462,120
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (Cost  $3,255,099)                              $3,462,120

              FOREIGN GOVERNMENT BONDS - 5.9 %
550,000       Brazilian Government, 10.25%, 1/10/28           $ 364,575
495,000       Canada Housing Trust No 1, 3.75%, 3/15/20         507,976
60,000        Canadian Government, 4.25%, 6/1/18                 65,445
130,000       Canadian Government, 5.0%, 6/1/37                 162,808
980,000       Government of Sweden, 5.5%, 10/8/12               157,002
175,000       Government of France, 3.75%, 4/25/17              261,771
1,280,000     Norway Government Bond, 4.25%, 5/19/17            235,616
315,000       Norway Government Bond, 5.0%, 5/15/15              59,132
437,000       Norwegian Government, 6.0%, 5/16/11                75,955
176,000       Ontario Province, 5.5%, 4/23/13                   170,894
50,000        Poland Government International, 6.375%, 7/15/19   58,909
69,000        Queensland Treasury, 6.0%, 8/14/13                 68,456
26,176        Republic of Columbia, 9.75%, 4/9/11                27,158
17,000        Republic of Peru, 7.125%, 3/30/19                  21,293
100,000       State of Qatar, 5.25%, 1/20/20 (144A)             110,000
                                                              $2,346,990
              TOTAL FOREIGN GOVERNMENT BONDS
              (Cost  $2,156,589)                              $2,346,990

              MUNICIPAL BONDS - 1.1 %
              Government - 1.1 %
              Municipal  Airport - 0.2 %
58,000        New Jersey Economic Development Auth.
              Special Facility Rev., 7.0%, 11/15/30           $  58,105
17,000        New Jersey Economic Development Auth., 6.25%, 9/   16,290
                                                              $  74,395
              Municipal  General - 0.4 %
65,000        State of Illinois, 1.395%, 2/1/11               $  64,970
35,000        State of Illinois, 3.321%, 1/1/13                  35,772
66,000        Wisconsin State General, 5.75%, 5/1/33             74,474
                                                              $ 175,216
              Municipal  Higher Ed. - 0.5 %
98,000        California State University Rev., 5.0%, 11/1/39 $ 101,818
99,000        Connecticut State Health & Edl., 5.0%, 7/1/42     105,662
                                                              $ 207,480
              Total Government                                $ 457,091
              TOTAL MUNICIPAL BONDS
              (Cost  $415,390)                                $ 457,091

              SENIOR FLOATING RATE Ln.
              INTERESTS - 10.0 % **
              Energy - 0.6 %
              Coal & Consumable Fuels - 0.2 %
100,000  11.25Bumi Resources Tbk, Term Ln., 8/15/13           $ 100,000
              Oil & Gas Equipment And Services - 0.3 %
135,782   8.50Hudson Products Holdings, Inc., Term Ln., 8/24/1$ 124,919
              Total Energy                                    $ 224,919
              Materials - 0.6 %
              Precious Metals & Minerals - 0.3 %
100,000   6.25Fairmount Minerals, Ltd., Tranche B Term Ln., 7/$ 100,563
              Steel - 0.3 %
136,497  10.50Niagara Corp., Term Ln. (New), 6/29/14          $ 135,250
              Total Materials                                 $ 235,813
              Capital Goods - 1.4 %
              Aerospace & Defense - 0.3 %
125,000   6.25DynCorp International, Inc., Term Ln., 7/7/16   $ 125,296
              Construction & Engineering - 0.1 %
55,796    2.58URS Corp., Tranche B Term Ln., 5/15/13          $  55,639
              Industrial Machinery - 0.9 %
250,000   0.00Alliance Laundry Holdings, Term Ln., 9/10/16    $ 251,969
98,125    6.25SIG Holding AG, European Term Ln., 11/5/15        134,350
                                                              $ 386,319
              Total Capital Goods                             $ 567,254
              Commercial Services & Supplies - 0.6 %
              Research & Consulting Services - 0.6 %
249,374   8.00Wyle Services Corp., 2010 Incremental Term Ln., $ 249,530
              Total Commercial Services & Supplies            $ 249,530
              Transportation - 0.4 %
              Air Freight & Couriers - 0.4 %
100,000   0.00Air Medical Group Hldgs, Inc., Bridge Ln. (First$ 100,000
23,296    3.29CEVA Group Plc, Additional Pre Funded L/C Ln., 1   20,821
62,986    3.26CEVA Group Plc, U.S. Term Ln. (Dollars), 11/4/13   56,760
                                                              $ 177,581
              Total Transportation                            $ 177,581
              Automobiles & Components - 0.4 %
              Auto Parts & Equipment - 0.2 %
33,611    2.20Federal Mogul Corp., Tranche C Term Ln., 12/28/1$  29,620
65,878    2.20Federal Mogul Corp., Tranche B Term Ln., 12/29/1   58,050
                                                              $  87,670
              Automobile Manufacturers - 0.2 %
92,143    3.03Ford Motor Co., Tranche B-1 Term Ln., 12/15/13  $  90,501
              Total Automobiles & Components                  $ 178,171
              Consumer Durables & Apparel - 0.2 %
              Housewares & Specialties - 0.1 %
73,602    3.03Jarden Corp., Term B3 Ln., 1/24/12              $  73,540
              Total Consumer Durables & Apparel               $  73,540
              Consumer Services - 0.9 %
              Casinos & Gaming - 0.8 %
58,042    3.05Gateway Casinos & Entnmt., Ltd., Term Facility, $  57,558
286,562   3.05Gateway Casinos & Entnmt., Ltd., Term Facility,   284,175
                                                              $ 341,733
              Total Consumer Services                         $ 341,733
              Media - 0.6 %
              Cable & Satellite - 0.4 %
97,500    7.25Charter Communications Operating LLC, Term B-2 L$ 101,290
49,875    4.50Mediacom Broadband LLC, Tranche F Term Ln., 10/2   49,560
                                                              $ 150,850
              Publishing - 0.1 %
74,813    6.75Interactive Data Corp., Trem Ln., 1/29/17       $  76,070
              Total Media                                     $ 226,920
              Food Beverage & Tobacco - 1.1 %
              Packaged Foods & Meats - 1.1 %
75,000    5.25Pierre Foods, Inc., Term Ln. (First Lien), 7/29/$  73,500
100,000   0.00Polaris Minerals Corp., Bridge Facility Ln., 9/2  100,000
250,000   5.75Reynolds Group Hldgs., Ltd., Incremental Tranche  251,250
                                                              $ 424,750
              Total Food Beverage & Tobacco                   $ 424,750
              Health Care Equipment & Services - 0.5 %
              Health Care Facilities - 0.5 %
5,815     2.55CHS/Community Hlth. Sys., Inc., DD Term Ln., 7/2$   5,524
113,122   2.55CHS/Community Hlth. Sys., Inc., Funded Term Ln.,  107,670
80,724    2.18Psychiatric Solutions, Inc., Term Ln., 7/2/12      89,230
                                                              $ 202,424
              Total Health Care Equipment & Services          $ 202,424
              Pharmaceuticals & Biotechnology - 0.3 %
              Biotechnology - 0.3 %
24,510    6.50Warner Chilcott Corp., Term B-4 Ln., 2/20/16    $  24,652
75,490    6.50Warner Chilcott Corp., Term, B-3 Ln., 2/22/16      75,921
                                                              $ 100,573
              Total Pharmaceuticals & Biotechnology           $ 100,573
              Software & Services - 0.6 %
              Internet Software & Services - 0.6 %
250,000   6.75SAVVIS, Inc., Term Ln., 8/4/16                  $ 250,572
              Total Software & Services                       $ 250,572
              Technology Hardware & Equipment - 1.1 %
              Electronic Components - 0.8 %
81,305    2.51Flextronics Semiconductor, Ltd., A-1-A Delayed D$  77,680
282,940   2.51Flextronics Semiconductor, Ltd., A Closing Date   270,340
                                                              $ 348,020
              Electronic Equipment & Instruments - 0.2 %
76,038    7.25L-1 Identity Solutions Optg. Co., Tranche B-2 Te$  76,330
              Total Technology Hardware & Equipment           $ 424,350
              Semiconductors - 0.5%
              Semiconductor Equipment - 0.2 %
77,138    4.51Freescale Semiconductor, Inc., Extended Mty. Ter$  70,710
              Semiconductors - 0.3%
99,750    4.75Intersil Corp., Term Ln., 4/27/16               $ 100,450
              Total Semiconductors                            $ 171,160
              Utilities - 0.4 %
              Electric Utilities - 0.3 %
148,469   3.92Texas Competitive Electric Holdings Co. LLC,
               Initial Tranche B-2 Term Ln., 10/10/14         $ 115,850
              Independent Power Producer & Energy Traders - 0.0 %
19,215    1.79NRG Energy, Inc., Original Maturity Term Ln., 2/$  18,830
12,825    1.78NRG Energy, Inc., Original Maturity CL Deposit L   12,520
                                                              $  31,350
              Total Utilities                                 $ 147,200
              TOTAL SENIOR FLOATING RATE Ln. INTERESTS
              (Cost  $3,818,056)                              $3,996,490

              TEMPORARY CASH INVESTMENTS - 5.6 %
              Repurchase Agreement - 5.2 %
2,075,000     Bank of America, Inc., 0.19%, dated 9/30/10,
              repurchase price of $2,075,000
              plus accrued interest on 10/1/10 collateralized by the following:
              $520,585 U.S. Treasury Notes, 2.125%, 11/30/14
              $1,595,916 U.S. Treasury Inflated Notes, 1.625, $2,075,000
              Total Repurchase Agreement                      $2,075,000

              Securities Lending Collateral  - 0.4 % (c)
              Certs. of Deposit:
4,306         Bank of Nova Scotia, 0.37%, 9/29/10             $   4,306
3,015         BBVA Group NY, 0.56%, 7/26/11                       3,015
4,306         BNP Paribas Bank NY, 0.38%, 11/8/10                 4,306
2,153         DNB Nor Bank ASA NY, 0.27%, 11/10/10                2,153
4,306         Nordea NY,  0.5%, 12/10/10                          4,306
4,306         RoboBank Netherland NV NY, 0.44%, 8/8/11            4,306
4,306         Royal Bank of Canada NY, 0.26%, 1/21/11             4,306
4,306         SocGen NY,  0.34%, 11/10/10                         4,306
2,153         Svenska NY,  0.275%, 11/12/10                       2,153
                                                              $  33,157
              Commercial Paper:
2,584         American Honda Finance, 0.28%, 5/4/11           $   2,584
1,732         American Honda Finance, 1.04%, 6/20/11              1,732
1,584         Australia & New Zealand Banking Group, 1.04%, 8/4   1,584
4,396         Caterpillar Financial Services Corp., 1.04%, 6/24   4,396
4,737         CBA, 0.31%, 1/3/11                                  4,737
861           CHARFD, 0.38%, 10/15/10                               861
3,013         CHARFD, 0.31%, 12/14/10                             3,013
1,722         CLIPPR, 0.45%, 10/8/10                              1,722
2,583         CLIPPR, 0.28%, 12/1/10                              2,583
1,390         CLIPPR, 0.45%, 10/8/10                              1,390
2,409         FAIRPP, 0.3%, 11/9/10                               2,409
1,722         FASCO, 0.27%, 12/1/10                               1,722
4,307         Federal Home Ln. Bank, 0.37%, 6/1/11                4,307
2,153         GE Corp., 0.55%, 1/26/11                            2,153
430           General Electric Capital Corp., 0.37%, 6/6/11         430
466           General Electric Capital Corp., 0.59%, 10/6/10        466
469           General Electric Capital Corp., 0.62%, 10/21/10       469
1,722         OLDLLC, 0.27%, 12/1/10                              1,722
2,359         OLDLLC, 0.27%, 12/2/10                              2,359
3,444         SANTANDER, 0.43%, 10/22/10                          3,444
861           SRCPP, 0.38%, 10/12/10                                861
2,152         SRCPP, 0.27%, 12/6/10                               2,152
1,292         STRAIT, 0.36%, 10/4/10                              1,292
3,230         STRAIT, 0.25%, 12/8/10                              3,230
2,153         TBLLC, 0.38%, 10/12/10                              2,153
2,152         TBLLC, 0.27%, 12/2/10                               2,152
4,306         Toyota Motor Credit Corp., 0.44%, 9/8/11            4,306
4,305         VARFUN, 0.35%, 10/25/10                             4,305
2,584         Wachovia, 0.39%, 3/22/11                            2,584
4,306         Westpac, 0.5%, 07/29/11                             4,306
1,722         WFC, 0.37%, 12/2/10                                 1,722
                                                              $  73,146
              Tri-party Repurchase Agreements:
3,136         Barclays Capital Markets,  0.2%, 10/1/10        $   3,136
17,226        Deutsche Bank Securities, Inc., 0.25%, 10/1/10     17,226
4,306         HSBC Bank USA NA, 0.25% 10/1/10                     4,306
2,584         JPMorgan, Inc., 0.22%, 10/1/10                      2,584
4,306         RBS Securities, Inc., 0.25%, 10/1/10                4,306
                                                              $  31,558
Shares        Money Market Mutual Funds
4,309         Blackrock Liquidity Temporary Cash Fund         $   4,309
4,309         Dreyfus Preferred Money Market Fund                 4,309
4,309         Fidelity Prime Money Market Fund                    4,309
                                                              $  12,927

              Total Securities Lending Collateral             $ 150,788
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $2,225,788)                              $2,225,788

              TOTAL INVESTMENT IN SECURITIES
              (Cost  $37,803,020) (a)                         $40,466,708

              OTHER ASSETS AND LIABILITIES                    $(681,391)

              TOTAL NET ASSETS                                $39,785,317

*             Non-income producing security.

PIK           Represents a pay in kind security.

FRN           Floating Rate Note

NR            Not rated by either S&P or Moody's.

WR            Withdrawn rating.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2010, the value of these securities amounted to $84,339,919 or 6.6% of total net assets.

** Senior floating rate Ln. interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
              These base lending rates are generally (i) the lending rate o offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate invests offered by one or more major U.S.
              banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At September 30, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $37,803,020 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost        $3,494,448

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value         (830,760)

              Net unrealized gain                              $2,663,688

(b)           At September 30, 2010, the following
              securities were out on Ln.:

Principal
Amou                    Security                      Value
     50,000    Allison Transmission, 11.0%, 11/1/15 (144A)     $      57,625
    125,000    Cricket Communications, Inc., 9.375%, 11/1/14         137,500
    49,000      Petrohawk Energy Corp., 7.25%, 8/15/18 (144A)         51,450
 Shares
    1,200      Delta Air Lines Inc. *                                14,400
              Total                                           $    260,975

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

(d)           Debt obligation with a variable interest rate.
              Rate shown is rate at end of period.

(e)           Security is in default and is non-income producing.

AUD           Australian Dollar
EURO          Euro
NOK           Norwegian Krone
SEK           Swedish Krone
TRY           Turkish Lira


                   Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.
                   Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                   Level 1 - quoted prices in active markets for identical securities
                   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                   The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                                Level 1    Level 2    Level 3    Total
Convertible Corporate bonds        $0    $1,097,835      $0  $1,097,835
Preferred Stocks              393,633       123,543       0     517,176
Common Stocks                 166,040       101,445   15,934    283,419
Asset Backed Securities             0     2,445,350       0   2,445,350
Collateralized Mortgage Oblig       0     4,109,750       0   4,109,750
Corporate Bonds                     0    19,514,699       0   19,514,699
U.S. Government Obligations         0     3,462,120       0   3,462,120
Foreign Government Bonds            0     2,346,990       0   2,346,990
Municipal Bonds                     0       457,091       0     457,091
Senior Floating Rate Loans          0     3,861,240   135,250 3,996,490
Temporary Cash Investments          0     2,212,861       0   2,212,861
Money Market Mutual Fund       12,927             0       0    12,927
Total                        $572,600   $39,742,924  $151,184 $40,466,708

              Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                  Common  Senior
                                  Stocks  Floating
                                          Rate Loan
                                          Interests
Balance as of 12/31/09             $0          $0
Realized gain (loss)                0           0
Change in unrealized gain (loss)    0           0
Net purchases (sales)              15,934      135,250
Transfers in and out of Level 3     0           0
Balance as of 9/30/10             $15,934     $135,250



Pioneer Cullen Value VCT Portfolio
Schedule of Investments  9/30/10


Shares                                                           Value

         COMMON STOCKS - 90.4 %
         Energy - 9.0 %
         Integrated Oil & Gas - 4.7 %
 88,800  Gazprom  (A.D.R.) *                                   $1,860,360
 22,400  Petrochina Co., Ltd. (A.D.R.)                          2,607,808
                                                               $4,468,168
         Oil & Gas Drilling - 1.8 %
 39,400  Ensco Plc                                             $1,762,362
         Oil & Gas Exploration & Production - 2.5 %
 36,600  Devon Energy Corp.                                    $2,369,484
         Total Energy                                          $8,600,014
         Materials - 1.6 %
         Diversified Metals & Mining - 1.6 %
 77,450  Anglo American Plc                                    $1,538,932
         Total Materials                                       $1,538,932
         Capital Goods - 14.1 %
         Aerospace & Defense - 7.3 %
 26,250  Boeing Co.                                            $1,746,675
 54,350  ITT Corp.                                              2,545,211
 37,300  United Technologies Corp.                              2,656,879
                                                               $6,948,765
         Construction & Engineering - 1.5 %
 29,050  Fluor Corp.                                           $1,438,847
         Heavy Electrical Equipment - 2.2 %
 97,550  ABB Ltd.                                              $2,060,256
         Industrial Conglomerates - 3.1 %
 34,000  3M Co.                                                $2,948,140
         Total Capital Goods                                   $13,396,008
         Transportation - 2.9 %
         Railroads - 2.9 %
 17,700  Canadian National Railway Co.                         $1,133,154
 26,100  Canadian Pacific Railway, Ltd.                         1,590,273
                                                               $2,723,427
         Total Transportation                                  $2,723,427
         Automobiles & Components - 2.8 %
         Auto Parts & Equipment - 2.8 %
 49,850  BorgWarner, Inc. *                                    $2,623,107
         Total Automobiles & Components                        $2,623,107
         Media - 2.9 %
         Movies & Entertainment - 2.9 %
 84,400  The Walt Disney Co.                                   $2,794,484
         Total Media                                           $2,794,484
         Food Beverage & Tobacco - 12.3 %
         Agricultural Products - 1.7 %
 12,200  Archer Daniels Midland Co.                            $ 389,424
 20,600  Bunge Ltd.                                             1,218,696
                                                               $1,608,120
         Distillers & Vintners - 2.3 %
 31,500  Diageo Plc (A.D.R.)                                   $2,173,815
         Packaged Foods & Meats - 8.3 %
 87,450  Kraft Foods, Inc.                                     $2,698,707
 44,950  Nestle SA (Sponsored A.D.R.)                           2,401,679
 93,800  Unilever NV                                            2,802,744
                                                               $7,903,130
         Total Food Beverage & Tobacco                         $11,685,065
         Household & Personal Products - 2.9 %
         Household Products - 2.9 %
 42,100  Kimberly-Clark Corp.                                  $2,738,605
         Total Household & Personal Products                   $2,738,605
         Health Care Equipment & Services - 2.7 %
         Health Care Equipment - 2.7 %
 64,900  Covidien Ltd.                                         $2,608,331
         Total Health Care Equipment & Services                $2,608,331
         Pharmaceuticals & Biotechnology - 12.9 %
         Pharmaceuticals - 12.9 %
 55,150  Abbott Laboratories, Inc.                             $2,881,036
 45,850  Bayer AG (Sponsored A.D.R.)                            3,194,370
 94,100  Bristol-Myers Squibb Co.                               2,551,051
 40,250  Johnson & Johnson Co.                                  2,493,890
 22,950  Teva Pharmaceutical Industries Ltd.                    1,210,613
                                                               $12,330,960
         Total Pharmaceuticals & Biotechnology                 $12,330,960
         Diversified Financials - 6.6 %
         Diversified Finance Services - 5.5 %
 84,700  Bank of America Corp.                                 $1,110,417
463,550  Citigroup, Inc. *                                      1,807,845
 60,600  J.P. Morgan Chase & Co.                                2,307,042
                                                               $5,225,304
         Investment Banking & Brokerage - 1.1 %
  7,350  Goldman Sachs Group, Inc.                             $1,062,663
         Total Diversified Financials                          $6,287,967
         Insurance - 3.0 %
         Property & Casualty Insurance - 3.0 %
 50,400  Chubb Corp.                                           $2,872,296
         Total Insurance                                       $2,872,296
         Software & Services - 5.9 %
         Systems Software - 5.9 %
 97,850  Microsoft Corp.                                       $2,396,347
121,600  Oracle Corp.                                           3,264,955
                                                               $5,661,302
         Total Software & Services                             $5,661,302
         Technology Hardware & Equipment - 3.7 %
         Computer Hardware - 2.2 %
 48,900  Hewlett-Packard Co.                                   $2,057,223
         Technology Distributors - 1.5 %
 43,450  Arrow Electronics, Inc. *                             $1,161,419
 11,750  Avnet, Inc.                                             317,368
                                                               $1,478,787
         Total Technology Hardware & Equipment                 $3,536,010
         Telecommunication Services - 7.0 %
         Integrated Telecommunication Services - 4.5 %
 67,200  AT&T Corp.                                            $1,921,920
 73,000  Verizon Communications, Inc.                           2,379,070
                                                               $4,300,990
         Wireless Telecommunication Services - 2.5 %
 96,350  Vodafone Group Plc (A.D.R.)                           $2,390,444
         Total Telecommunication Services                      $6,691,434
         TOTAL COMMON STOCKS
         (Cost  $78,498,916)                                   $86,087,942

         TEMPORARY CASH INVESTMENTS - 8.3 %
         Repurchase Agreements - 8.3 %
1,965,000Bank of America, Inc., 0.19%, dated 9/30/10,
         repurchase price of $1,965,000
         plus accrued interest on 10/1/10 collateralized by the following:
         $1,511,313 U.S. Treasury Notes, 2.125%, 11/30/14
         $492,987 U.S. Treasury Inflated Notes, 1.625, 1/15/15 $1,965,000

1,965,000Bank of America, Inc., 0.21%, dated 9/30/10, repurchase price of $1,965,000 plus accrued interest on 10/1/10 collateralized by the following: $2,04,300 Federal National Mortgage
         Association, 4.0%, 1,965,000

1,965,000Barclays Plc, 0.19%, dated 9/30/10, repurchase price of $1,965,000 plus accrued interest on 10/1/10 collateralized by the following:
         $549,631 U.S. Treasury Notes, 3.5%, 2/15/18
         $1,454,672 U.S. Treasury Bond, 6.5%, 5/15/30           1,965,000

1,965,000SG Americas Securities LLC, 0.22%, dated 9/30/10,
         repurchase price of $1,965,000
         plus accrued interest on 10/1/10 collateralized by the following:
         $721,440 Federal National Mortgage Association,
         5.0% - 5.5%, 6/1/23 - 3/1/40
         $633,743 Federal National Mortgage Association (ARM),
         2.835% - 3.352%, 4/1/35 - 4/1/36
         $649,117 Freddie Mac Giant, 5.0% - 6.0%, 3/1/34 - 1/1/31,965,000
                                                               $7,860,000
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $7,860,000)                                    $7,860,000
         TOTAL INVESTMENT IN SECURITIES - 98.6%
         (Cost  $86,358,916) (a)                               $93,947,942
         OTHER ASSETS AND LIABILITIES - 1.4%                   $1,310,201
         TOTAL NET ASSETS - 100.0%                             $95,258,143

(A.D.R.) American Depositary Receipt.

     *   Non-income producing security.

   (a) At September 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $86,388,781 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost             $11,201,335

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value              -3,642,174

         Net unrealized loss                                   $7,559,161



         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                               Level 1    Level 2    Level 3     Total
Common Stocks               $86,087,942    $0          $0    $86,087,942
Temporary Cash Investments       0       7,860,000      0      7,860,000
 Total                      $86,087,942  $7,860,000    $0    $93,947,942

Pioneer Money Market VCT Portfolio
Schedule of Investments  9/30/10


Shares Float                                                      Value
        Rate
             CORPORATE BONDS - 5.7 %
             Banks - 4.6 %
             Diversified Banks - 4.6 %
740,000 0.00 BNP Paribas, FRN, 2/11/11                         $ 740,121
250,000      Rabobank Nederland NV, 0.51%, 8/16/14               250,000
400,000      Wells Fargo Co., FRN, 1/12/11                       400,211
400,000 0.00 Westpac Banking Corp., Floating Rate, 3/2/11        400,000
                                                               $1,790,332
             Total Banks                                       $1,790,332
             Diversified Financials - 1.1 %
             Asset Management & Custody Banks - 0.1 %
50,000       Bank of New York Mellon Corp., 4.95%, 1/14/11     $  50,523
             Diversified Finance Services - 1.0 %
412,000      General Electric Capital Corp., 0.59363%, 10/6/10 $ 412,016
             Total Diversified Financials                      $ 462,539
             TOTAL CORPORATE BONDS
             (Cost  $2,252,871)                                $2,252,871
             U.S. GOVERNMENT AGENCY
             OBLIGATIONS. - 22.5 %
115,000 0.00 Federal Farm Credit Bank, FRN, 11/4/10            $ 115,028
130,000 0.75 Federal Farm Credit Bank, FRN, 5/12/11              130,323
200,000      Federal Home Loan Banks, 0.2%  050611               199,940
520,000      Federal Home Loan Banks, 0.24%, 5/06/11             519,892
270,000 0.29 Federal Home Loan Banks, FRN, 5/27/11               270,000
859,000      Federal Home Loan Mortgage Corp., 0.34969%, 4/1/11  859,928
195,000 0.33 Federal Home Loan Mortgage Corp., FRN, 11/7/11      195,087
425,000 0.33 Federal Home Loan Mortgage Corp., FRN, 2/14/11      425,194
490,000 0.70 Federal National Mortgage Association, FRN, 10/22/  490,069
1,095,000    U.S. Treasury Bills, 0.362%, 1/13/11               1,094,351
1,380,000    U.S. Treasury Bills, 0.1505%, 12/23/10             1,379,521
985,000      U.S. Treasury Bills, 0.18%, 3/3/11                  984,257
1,390,000    U.S. Treasury Bills, 0.2%, 1/6/11                  1,389,409
790,000      U.S. Treasury Bills, 0.1495, 12/30/10               789,694
             TOTAL U.S. GOVERNMENT
             AGENCY OBLIGATIONs
             (Cost  $8,842,693)                                $8,842,693
             MUNICIPAL BONDS - 18.3 %
             Municipal  Airport - 1.2 %
460,000 0.30 Metropolitan Washington Airport, FRN, 10/1/39     $ 460,000
             Municipal  Development - 3.9 %
1,235,0 0.27 Jackson County Mississippi, FRN, 6/1/23           $1,235,000
300,000 0.27 Miss. Business Fin. Corp. Gulf Oppty., FRN, 12/1/3  300,000
                                                               $1,535,000
             Municipal  Education - 0.2 %
100,000 0.50 Illinois Financial Auth. Rev., FRN, 9/1/41        $ 100,000
             Municipal  Higher Education - 5.2 %
140,000      Connecticut State Health, 0.18%, 7/1/36           $ 140,000
195,000 0.21 Connecticut State Health, FRN, 7/1/36               195,000
205,000 0.26 District of Columbia, FRN, 4/1/41                   205,000
465,000 0.24 Maryland St. Hlth. & Higher Eld. Facs., FRN, 7/1/3  465,000
305,000      Syracuse Industrial, 0.15%, 12/1/35                 305,000
690,000 0.29 University of Minnesota, FRN, 12/1/36               690,000
35,000  0.24 Wisconsin State Health & Edl. Facs., FRN, 12/1/33    35,000
                                                               $2,035,000
             Municipal  Medical - 2.3 %
100,000 0.18 Harris Cnty. Cultural Edl. Facs. Fin. Corp., FRN, $ 100,000
400,000 0.27 Illinois Finance Auth., FRN, 7/1/32                 400,000
105,000 0.26 Oregon State Facilities Auth., FRN, 5/1/47          105,000
300,000 0.30 University of Michigan, FRN, 12/1/37                300,000
                                                               $ 905,000
             Municipal  Pollution - 1.4 %
540,000 0.14 Lincoln Cnty. Wyoming Pollutant Control, FRN, 11/1$ 540,000
             Municipal Utilities - 1.5 %
300,000 0.31 Gainesville Florida Utilities, FRN, 10/1/38       $ 300,000
280,000 0.32 Southeast Alabama Gas District, FRN, 8/1/27         280,000
                                                               $ 580,000
             Municipal Water - 2.7 %
200,000 0.25 Boston Mass. Water & Sewer Comm. Rev., FRN, 11/1/2$ 200,000
155,000 0.30 Columbia South Carolina Water & Sewer Rev., FRN, 2  155,000
690,000 0.30 Texas Water Development Board, FRN, 7/15/19         690,000
                                                               $1,045,000
             TOTAL MUNICIPAL BONDS
             (Cost  $7,200,000)                                $7,200,000

             TEMPORARY CASH INVESTMENTS - 43.7 %
             Repurchase Agreement - 27.0 %
2,480,000    Bank of America, Inc., 0.21%, dated 9/30/10,
             repurchase price of $2,480,000
             plus accrued interest on 10/1/10
             collateralized by the following:
             $2,529,600 FNMA, 4.0%, 10/1/40                    $2,480,000

990,000      Barclays Plc, 0.20%, dated 9/30/10,
             repurchase price of $990,000
             plus accrued interest on 10/1/10 collateralized by
             $1,009,800 GNMA, 4.5%, 7/20/40                      990,000

1,740,000    BNP Paribas SA, 0.25%, dated 9/30/10,
             repurchase price of $1,740,000 plus accrued
             interest on 10/1/10 collateralized by the following:
             $1,315,365 Freddie Mac Giant, 5.0%, 3/1/40
             $459,435 FNMA,                                     1,740,000
             5.0%, 11/1/39

490,000      Deutsche Bank, 0.23%, dated 9/30/10,
             repurchase price of $490,000
             plus accrued interest on 10/1/10
             collateralized by $499,801
             U.S. Treasury Notes, 0.75%, 8/15/13                 490,000

1,990,000    Deutsche Bank Securities, Inc, 0.28%, dated 9/30/1
             repurchase price of $1,990,000
             plus accrued interest on 10/1/10
             collateralized by $2,029,800
             FNMA, 5.0% - 7.0%, 10/1/37 - 1/1/40                1,990,000

680,000      JPMorgan Securities, Inc., 0.25%, dated 9/30/10,
             repurchase price of $680,000
             plus accrued interest on 10/1/10 ,
             collateralized by $693,616 FNMA
             4.0% - 6.0%, 10/1/10 - 8/1/40                       680,000

2,200,000    SG Americas Securities LLC, 0.22%, dated 9/30/10,
             repurchase price of $2,200,000
             plus accrued interest on 10/1/10
              collateralized by the following:
             $807,719 FNMA,
             5.0% - 5.5%, 6/1/23 - 3/1/40
             $709,534 FNMA (ARM),
              2.835% - 3.352%, 4/1/35 - 4/1/36
             $726,747 Freddie Mac Giant,
             5.0% - 6.0%, 3/1/34 - 1/1/36                       2,200,000
             Total Repurchase Agreement
             (Cost $10,570,000)                                $10,570,000

             COMMERCIAL PAPER - 16.7 %
490,000      Harvard University, 0.0%, 10/4/10                 $ 489,990
230,000      Massachusetts Health & Education, 0.25%, 12/3/10    230,000
140,000      Ohio State University, 0.27%, 10/6/10               140,000
240,000      Ohio State University, 0.25%, 10/1/10               240,000
240,000      Ohio State University, 0.28%, 10/7/10               240,000
240,000      Texas A&M University, 0.25%, 10/4/10                240,000
190,000      University of Minnesota, 0.3%, 11/8/10              190,000
290,000      University of Texas, 0.24%, 12/2/10                 290,000
300,000      Vanderbilt University, 0.27%, 1/28/11               300,000
200,000      Westpac Banking Corp., 0.304%, 10/6/10              200,000
370,000 0.55 Bank of Nova Scotia/Houston, FRN, 7/6/11            369,632
245,000      Nordea Bank Finland Plc, 0.48%, 10/25/10            245,041
245,000      Royal Bank of Canada, 0.47%, 11/23/10               245,021
95,000  0.27 Royal Bank of Canada, FRN, 10/3/11                   95,000
490,000 0.26 Royal Bank of Canada, FRN, 11/17/10                 490,000
200,000 0.85 Royal Bank of Canada, FRN, 8/1/11                   200,000
200,000      Svenska Handelsbanken, Inc., 0.25%, 10/8/10         199,990
100,000      Svenska Handelsbanken, Inc., 0.26%, 12/23/10        100,002
95,000       Svenska Handelsbanken, Inc., 0.27%, 11/18/10         95,003
100,000      Svenska Handelsbanken, Inc., 0.25%, 12/17/10         99,946
200,000      Toronto-Dominion Bank, 0.0%, 24/11                  199,906
100,000      Toronto-Dominion Bank, 0.23%, 3/10/11               100,000
240,000      Toronto-Dominion Bank of New York, 0.24%, 12/1/10   240,000
200,000 0.31 Toronto-Dominion Bank of New York, FRN, 5/19/11     200,000
250,000      State Street Corp., 0.26%, 12/6/10                  249,881
100,000      Private Colleges & Universities, 0.28%, 11/1/10     100,000
150,000      Nordea North America, Inc., 0.25%, 10/7/10          149,995
49,000       Rabobank USA Financial Corp., 0.0%, 10/14/10         48,996
490,000      Texas Public Finance Auth., 0.29%, 12/6/10          490,000
70,000       Danske Corp., 0.0%, 10/4/10                          69,999
                                                               $6,548,402
             Total Commercial Paper
             (Cost  $6,548,402)                                $6,548,402
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost  $17,118,402)                               $17,118,402
             MUTUAL FUND - 4.7 %
1,860,000    BlackRock Liquidity Funds TempCash Portfolio      $1,860,000
             TOTAL MUTUAL FUND
             (Cost  $1,860,000)                                $1,860,000
             TOTAL INVESTMENT IN SECURITIES - 94.9 %
             (Cost  $37,273,966) (a)                           $37,273,966
             OTHER ASSETS AND LIABILITIES - 5.1%               $1,993,170
             TOTAL NET ASSETS - 100.0%                         $39,267,136
             Not rated by either S&P or Moody's.

             At September 30, 2010, cost for federal income
              tax purposes was $37,273,9666

             Debt obligation with a variable interest rate.
             Rate shown is rate at end of period.


        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities
        Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                               Level 1   Level 2    Level 3     Total
Commercial paper		$0	$6,548,402	$0  $6,548,402
Corporate bonds                  0      2,252,871       0    2,252,871
Municipal bonds                  0      7,200,000       0    7,200,000
Mutual Fund		      1,860,000     0		0    1,860,000
Repurchase Agreements		  0     10,570,000	0   10,570,000
U.S. Government Obligations       0      8,842,693      0    8,842,693
Total                       $ 1,860,000 $35,413,966     $0  $37,273,966




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.